SEC  REGISTRATION  NOS.
2-69565  AND  811-3101

                       SECURITIES  AND  EXCHANGE  COMMISSION
                             WASHINGTON,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

POST-EFFECTIVE  AMENDMENT  NO.  49             XX

                                     AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  49                            XX

                           CALVERT  TAX-FREE  RESERVES
               (EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

                 REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4881

                           WILLIAM  M.  TARTIKOFF,  ESQ.
                             4550  MONTGOMERY  AVENUE
                                  SUITE  1000N
                            BETHESDA,  MARYLAND  20814
                    (NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

__  IMMEDIATELY  UPON  FILING                  XX  ON  APRIL  30,  2000
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

__  60  DAYS  AFTER  FILING                     __  ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

OF  RULE  485.

PROSPECTUS
APRIL  30,  2000
CALVERT  TAX-FREE  RESERVES
MONEY  MARKET  PORTFOLIO
LIMITED-TERM  PORTFOLIO
LONG-TERM  PORTFOLIO
CALVERT  NATIONAL  MUNICIPAL  INTERMEDIATE  FUND

PROSPECTUS
APRIL  30,  2000

CALVERT  TAX-FREE  RESERVES  FUND
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CALVERT  NATIONAL  MUNICIPAL  INTERMEDIATE  FUND


ABOUT  THE  FUND
2  INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE
11  FEES  AND  EXPENSES
13  INVESTMENT  PRACTICES  AND  RISKS

ABOUT  YOUR  INVESTMENT
18  CALVERT  GROUP  AND  THE  PORTFOLIO  MANAGEMENT  TEAM
18  ADVISORY  FEES
19  HOW  TO  BUY  SHARES  (SALES  CHARGES,  ETC.)
22  IMPORTANT  -  HOW  SHARES  ARE  PRICED
23  OTHER  CALVERT  GROUP  FEATURES
   (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
26  DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
28  HOW  TO  SELL  SHARES
30  FINANCIAL  HIGHLIGHTS
35  EXHIBIT  A  -  REDUCED  SALES  CHARGES
37  EXHIBIT  B  -  SERVICE  FEES  AND
   OTHER  ARRANGEMENTS  WITH  DEALERS









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC")OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CTFR  MONEY  MARKET

OBJECTIVE
CTFR MONEY MARKET (THE "FUND") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME, EXEMPT FROM FEDERAL INCOME TAXES, AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE FUND.

PRINCIPAL  INVESTMENT  STRATEGIES  AND  RELATED  RISKS
CTFR MONEY MARKET INVESTS IN FIXED AND FLOATING RATE MUNICIPAL BONDS AND NOTES, VARIABLE RATE DEMAND NOTES, TAX-EXEMPT COMMERCIAL PAPER, AND OTHER HIGH QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED. THIS MAY INCLUDE INVESTMENTS WITH UNUSUAL FEATURES OR PRIVATELY PLACED ISSUES THAT ARE NOT WIDELY FOLLOWED IN THE FIXED INCOME MARKETPLACE. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS.

MANY OF THE INSTRUMENTS HELD BY THE FUND ARE SUPPORTED BY A CREDIT FACILITY (TO IMPROVE THE CREDIT QUALITY) OR LIQUIDITY FACILITY (TO SHORTEN THE MATURITY) PROVIDED BY BANKS; THUS, THE FUND HAS AN EXPOSURE TO THE BANKING INDUSTRY.

THE FUND MAY PURCHASE SECURITIES THAT HAVE NOT BEEN RATED BY A RATING AGENCY, SO LONG AS THE ADVISOR DETERMINES THEY ARE OF COMPARABLE CREDIT QUALITY TO RATED SECURITIES PERMISSIBLE FOR THE FUND.

UNRATED AND PRIVATELY PLACED SECURITIES MAY BE LESS LIQUID THAN THOSE THAT ARE RATED OR HAVE AN ACTIVE TRADING MARKET.

CTFR MONEY MARKET'S YIELD WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00
PER  SHARE,  EXTREME  CHANGES  IN  MARKET  RATES,  AND  OR  SUDDEN CREDIT
DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO TRY TO LESSEN ITS EXPOSURE.

IN ADDITION TO INTEREST RATE RISK AND CREDIT RISK, DIFFERENT TYPES OF MUNICIPAL BONDS MAY BE AFFECTED DIFFERENTLY, BASED ON MANY FACTORS, INCLUDING ECONOMIC AND REGULATORY DEVELOPMENTS, CHANGES OR PROPOSED CHANGES IN THE FEDERAL AND STATE TAX STRUCTURE, DEREGULATION, AND COURT RULINGS, AMONG
OTHER  FACTORS.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CTFR  MONEY  MARKET  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S CLASS O ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S RETURNS OVER TIME TO THE LIPPER TAX-EXEMPT MONEY MARKET INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CTFR  MONEY  MARKET
YEAR-BY-YEAR  TOTAL  RETURN






[INSERT  BAR  CHART  HERE]







BEST  QUARTER  (OF  PERIODS  SHOWN)    Q4  '90  1.53%
WORST  QUARTER  (OF  PERIODS  SHOWN)   Q1  '93  0.56%


AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)

                               1  YEAR    5  YEAR    10  YEAR
CTFR  MONEY  MARKET  (CLASS  O)  3.04%      3.40%       3.63%
LIPPER  TAX-EXEMPT
MONEY  MARKET  INDEX             2.81%      3.13%       3.27%

FOR CURRENT YIELD INFORMATION CALL 800-368-2745, OR VISIT CALVERT GROUP'S WEBSITE AT WWW.CALVERT.COM

CTFR  LIMITED-TERM

OBJECTIVE
CTFR LIMITED-TERM (THE "FUND") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE FUND.

PRINCIPAL  INVESTMENT  STRATEGIES
WHILE SEEKING TO ACHIEVE ITS OBJECTIVE, CTFR LIMITED-TERM STRIVES TO MINIMIZE VOLATILITY IN THE NET ASSET VALUE (NAV) PER SHARE. THE ADVISOR INTENDS UNDER NORMAL CIRCUMSTANCES TO MAINTAIN AN AVERAGE PORTFOLIO MATURITY OF THREE YEARS OR LESS. THE FUND TYPICALLY INVESTS AT LEAST 85% OF ITS NET ASSETS IN INVESTMENT GRADE DEBT SECURITIES. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED. THIS MAY INCLUDE INVESTMENTS WITH UNUSUAL FEATURES OR PRIVATELY PLACED ISSUES THAT ARE NOT WIDELY FOLLOWED IN THE FIXED INCOME MARKETPLACE.

THE FUND MAY INVEST IN A VARIETY OF TAX-EXEMPT OBLIGATIONS INCLUDING TAX-SUPPORTED DEBT (GENERAL OBLIGATION BONDS AND NOTES OF STATE AND LOCAL ISSUERS), VARIOUS TYPES OF REVENUE DEBT (TRANSPORTATION, HOUSING, UTILITIES, HOSPITAL), SPECIAL TAX OBLIGATIONS, AND QUALIFIED PRIVATE ACTIVITY BONDS AND OTHER STATE AND LOCAL GOVERNMENT AUTHORITIES, TAX AND REVENUE ANTICIPATION NOTES AND BOND ANTICIPATION NOTES, MUNICIPAL LEASES, AND CERTIFICATES OF PARTICIPATION IN SUCH INVESTMENTS. THE OBLIGATIONS MAY BE STRUCTURED AS VARIABLE RATE OR ADJUSTABLE RATE OBLIGATIONS AND ARE OFTEN SUPPORTED BY A THIRD PARTY LETTER OF CREDIT.

MANY OF THE INSTRUMENTS HELD BY THE FUND ARE SUPPORTED BY A CREDIT FACILITY (TO IMPROVE THE CREDIT QUALITY) OR LIQUIDITY FACILITY (TO SHORTEN THE MATURITY) PROVIDED BY BANKS; THUS, THE FUND HAS AN EXPOSURE TO THE BANKING INDUSTRY.

PRINCIPAL  RISKS
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  MOST  LIKELY  FOR  ANY  OF THE  FOLLOWING  REASONS:

-  THE  BOND  MARKET  GOES  DOWN
- THE INDIVIDUAL BONDS IN THE FUND DO NOT PERFORM AS WELL AS EXPECTED, DUE TO CREDIT, POLITICAL OR OTHER RISKS
-  THE  ADVISOR'S  FORECAST  AS  TO  INTEREST RATES IS NOT CORRECT. INCREASES IN
MARKET  INTEREST  RATES  CAN  CAUSE  THE
PRICE  OF  A  DEBT  SECURITY  TO  DECREASE.
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE BOND MARKET DOES NOT PERFORM AS WELL AS EXPECTED

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CTFR  LIMITED-TERM  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN MUNICIPAL BOND INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER SHORT MUNICIPAL DEBT FUND INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION
OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON IN THE TABLE.

CTFR  LIMITED-TERM
YEAR-BY-YEAR  TOTAL  RETURN  (AT  NAV)






[INSERT  BAR  CHART  HERE]







BEST  QUARTER  (OF  PERIODS  SHOWN)     Q4  '90    1.98%
WORST  QUARTER  (OF  PERIODS  SHOWN)    Q1  '94    0.45%

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                      1  YEAR   5  YEAR  10  YEAR
CTFR  LIMITED-TERM                      1.81%     3.84%     4.35%
LEHMAN  MUNICIPAL  BOND  INDEX  TR    (2.06%)     6.91%     6.89%
LIPPER  SHORT  MUNICIPAL  DEBT
FUND  INDEX                             2.07%     4.38%       N/A

CMF  INTERMEDIATE
OBJECTIVE
CALVERT  NATIONAL  MUNICIPAL  INTERMEDIATE  FUND  (THE "FUND") SEEKS TO EARN THE
HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND CERTAIN QUALITY AND MATURITY CHARACTERISTICS.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS NET ASSETS IN INVESTMENT GRADE DEBT SECURITIES. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED. THE AVERAGE DOLLAR-WEIGHTED MATURITY WILL BE BETWEEN 3 AND 10 YEARS.

TYPES  OF  INVESTMENTS
THE FUND MAY INVEST IN TAX-EXEMPT OBLIGATIONS, SUCH AS TAX-SUPPORTED DEBT (GENERAL OBLIGATION BONDS OF STATE AND LOCAL ISSUERS), VARIOUS TYPES OF REVENUE DEBT (TRANSPORTATION, HOUSING, UTILITIES, HOSPITAL), SPECIAL TAX OBLIGATIONS, AND QUALIFIED PRIVATE ACTIVITY BONDS AND OTHER STATE AND LOCAL GOVERNMENT AUTHORITIES, MUNICIPAL LEASES, AND CERTIFICATES OF PARTICIPATION IN SUCH INVESTMENTS.

UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WHOSE INTEREST IS EXEMPT FROM FEDERAL TAX. THE FUND WILL ALSO ATTEMPT TO INVEST THE REMAINING 35% OF ITS TOTAL ASSETS IN SUCH OBLIGATIONS, BUT MAY INVEST IT IN MUNICIPAL OBLIGATIONS OF OTHER STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, THE DISTRICT OF COLUMBIA AND THEIR RESPECTIVE AUTHORITIES, AGENCIES, INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS OR IN SHORT-TERM TAXABLE MONEY MARKET-TYPE INSTRUMENTS. DIVIDENDS DERIVED FROM INTEREST ON TAX-EXEMPT OBLIGATIONS OF OTHER GOVERNMENTAL ISSUERS WILL BE EXEMPT FROM FEDERAL INCOME TAX, BUT
MAY BE SUBJECT TO STATE INCOME TAXES. THE INTEREST OF CERTAIN OBLIGATIONS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PRINCIPAL  RISKS
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  MOST  LIKELY  FOR  ANY  OF THE  FOLLOWING  REASONS:

-  THE  BOND  MARKET  GOES  DOWN
- THE INDIVIDUAL BONDS IN THE FUND DO NOT PERFORM AS WELL AS EXPECTED, DUE TO CREDIT, POLITICAL OR OTHER RISKS
- THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT. INCREASES IN MARKET INTEREST RATES CAN CAUSE THE PRICE OF A DEBT SECURITY TO DECREASE.
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE BOND MARKET DOES NOT PERFORM AS WELL AS EXPECTED
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF BONDS. GAINS OR LOSSES ON A SINGLE BOND MAY HAVE GREATER IMPACT ON THE FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CMF  INTERMEDIATE  PERFORMANCE
THE FOLLOWING BAR CHART AND TABLE SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE INFORMATION PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN MUNICIPAL 10 YEAR BOND INDEX TR. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER INTERMEDIATE MUNICIPAL FUND INDEX, A COMPOSITE OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX OR AVERAGE USED FOR COMPARISON IN THE TABLE.

CMF  INTERMEDIATE
YEAR-BY-YEAR  TOTAL  RETURN  (AT  NAV)






[INSERT  BAR  CHART  HERE]






BEST  QUARTER  (OF  PERIODS  SHOWN)      Q1  '95      5.19%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '94    (2.40%)


AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                        1  YEAR     5  YEAR         SINCE
                                                                INCEPTION
CMF  INTERMEDIATE  (INCEPTION  9/30/92)  (4.74%)      4.99%         4.75%
LEHMAN  MUNICIPAL  BOND
10  YEAR  INDEX  TR                      (1.25%)      7.12%         7.10%
LIPPER  INTERMEDIATE  MUNICIPAL
FUND  INDEX                              (1.37%)      5.59%         5.90%

CTFR  LONG-TERM
OBJECTIVE
CTFR LONG-TERM (THE "FUND") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE FUND.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS NET ASSETS IN INVESTMENT GRADE DEBT SECURITIES. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED IN VARIOUS MATURITY RANGES. TO THE EXTENT IT MAY DO SO CONSISTENT WITH ITS INVESTMENT OBJECTIVE, THE FUND FOLLOWS A STRATEGY TO ALSO SEEK TO PROVIDE A COMPETITIVE RATE OF TOTAL RETURN. THERE IS NO LIMIT ON THE FUND'S AVERAGE PORTFOLIO MATURITY.

THE FUND MAY INVEST IN A VARIETY OF TAX-EXEMPT OBLIGATIONS INCLUDING TAX-SUPPORTED DEBT (GENERAL OBLIGATION BONDS OF STATE AND LOCAL ISSUERS), VARIOUS TYPES OF REVENUE DEBT (TRANSPORTATION, HOUSING, UTILITIES, HOSPITAL), SPECIAL TAX OBLIGATIONS, AND QUALIFIED PRIVATE ACTIVITY BONDS AND OTHER STATE AND LOCAL GOVERNMENT AUTHORITIES, MUNICIPAL LEASES, AND CERTIFICATES OF PARTICIPATION IN SUCH INVESTMENTS.

PRINCIPAL  RISKS
YOU  COULD  LOSE  MONEY  ON  YOUR  INVESTMENT  IN  THE  FUND,  OR THE FUND COULD
UNDERPERFORM,  MOST  LIKELY  FOR  ANY  OF THE  FOLLOWING  REASONS:
-  THE  BOND  MARKET  GOES  DOWN
- THE INDIVIDUAL BONDS IN THE FUND DO NOT PERFORM AS WELL AS EXPECTED, DUE TO CREDIT, POLITICAL OR OTHER RISKS
- THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT. INCREASES IN MARKET INTEREST RATES CAN CAUSE THE PRICE OF A DEBT SECURITY TO DECREASE.
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE BOND MARKET DOES NOT PERFORM AS WELL AS EXPECTED
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF BONDS. GAINS OR LOSSES ON A SINGLE BOND MAY HAVE GREATER IMPACT ON THE FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CTFR  LONG-TERM  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S
PERFORMANCE OVER TIME TO THAT OF THE LEHMAN MUNICIPAL BOND INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER GENERAL MUNICIPAL DEBT INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.
THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON IN THE TABLE.

CTFR  LONG-TERM
YEAR-BY-YEAR  TOTAL  RETURN  (AT  NAV)







[INSERT  BAR  CHART  HERE]






BEST  QUARTER  (OF  PERIODS  SHOWN)    Q1  '95     5.99%
WORST  QUARTER  (OF  PERIODS  SHOWN)   Q1  '94   (3.59%)

AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)
                                             1  YEAR     5  YEAR     10  YEAR
CTFR  LONG-TERM                              (8.07%)       4.55%        5.50%
LEHMAN  MUNICIPAL  BOND  INDEX  TR           (2.06%)       6.91%        6.89%
LIPPER  GENERAL  MUNICIPAL  DEBT  INDEX      (4.07%)       6.14%        6.29%

FEES  AND  EXPENSES


                                  MONEY     LIMITED-     INTER-      LONG-
                                 MARKET      TERM       MEDIATE       TERM
SHAREHOLDER  FEES
(FEES  PAID  DIRECTLY  FROM
YOUR  INVESTMENT)

MAXIMUM  SALES  CHARGE  (LOAD)
IMPOSED  ON  PURCHASES             NONE       1.00%       2.75%      3.75%
(AS  A  PERCENTAGE  OF
OFFERING  PRICE)

MAXIMUM  DEFERRED  SALES
CHARGE  (LOAD)
(AS  A  PERCENTAGE  OF  PURCHASE   NONE       NONE1       NONE2      NONE2
OR  REDEMPTION  PROCEEDS,
WHICHEVER  IS  LOWER)

MAXIMUM  ACCOUNT  FEE                 3        NONE        NONE       NONE

ANNUAL  FUND  OPERATING
EXPENSES  (EXPENSES  THAT  ARE
DEDUCTED  FROM  FUND  ASSETS)4

MANAGEMENT  FEES                   .46%        .60%        .70%       .60%

DISTRIBUTION  AND  SERVICE
(12B-1)  FEES                      NONE        NONE        .00%       .09%

OTHER  EXPENSES                    .19%        .11%        .23%       .19%

TOTAL  ANNUAL  FUND
OPERATING  EXPENSES                .65%        .71%        .93%       .88%
1 PURCHASES OF LIMITED-TERM SHARES FOR ACCOUNTS WITH $250,000 OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 0.10% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 9 MONTHS OF PURCHASE. (SEE "HOW TO BUY SHARES")
2 PURCHASES OF INTERMEDIATE AND LONG-TERM SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1.0% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE. (SEE "HOW TO BUY SHARES")
3 FOR EACH ACCOUNT WITH A BALANCE OF LESS THAN $1,000, THE FUND CHARGES A MONTHLY ACCOUNT MAINTENANCE FEE OF $3.
4 EXPENSES ARE BASED ON THE FUND'S MOST RECENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, CALVERT ASSET MANAGEMENT COMPANY, INC. ("CAMCO").

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES
THAT:

-  YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

PORTFOLIO                                NUMBER  OF  YEARS  INVESTMENT  IS HELD
                                    1  YEAR     3 YEARS     5 YEARS     10YEARS
MONEY  MARKET                           $66        $208        $362        $810
LIMITED-TERM                           $172        $325        $491        $974
INTERMEDIATE                           $367        $563        $776      $1,387
LONG-TERM                              $461        $645        $844      $1,419

INVESTMENT  PRACTICES  AND  RISKS
THE MOST CONCISE DESCRIPTION OF THE PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THEEARLIER SUMMARY FOR EACH FUND. LIMITED TERM, INTERMEDIATE, AND LONG-TERM ARE ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE
HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE FUND'S INVESTMENT PRACTICES AND TECHNIQUES.

FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS THE LIMITATIONS FOR LIMITED -TERM, INTERMEDIATE AND LONG-TERM AS A PERCENTAGE OF ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE ANNUAL/SEMI ANNUAL REPORTS.

KEY  TO  TABLE
J   FUND  CURRENTLY  USES  AS  A  PRINCIPAL  INVESTMENT  PRACTICE
Q PERMITTED, BUT NOT TYPICALLY USED AS A PRINCIPAL INVESTMENT PRACTICE (% OF ASSETS ALLOWABLE, IF RESTRICTED)
8   NOT  PERMITTED
XN  ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
XT  ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
NA  NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND

INVESTMENT  PRACTICES
TEMPORARY  DEFENSIVE  POSITIONS.
DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN U.S. GOVERNMENT SECURITIES AND OTHER SHORT-TERM INTEREST-BEARING SECURITIES. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, A FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE.
RISKS:  OPPORTUNITY.

                LTD.-TERM     INTER-MEDIATE     LONG-TERM
                    Q               Q               Q

INVESTMENT  PRACTICES
CONVENTIONAL  SECURITIES



INVESTMENT GRADE BONDS. BONDS RATED BBB/BAA OR HIGHER OR COMPARABLE UNRATED BONDS. RISKS: INTEREST RATE, MARKET, POLITICAL AND CREDIT.

                    J               J               J

BELOW-INVESTMENT GRADE BONDS. BONDS RATED BELOW BBB/BAA OR COMPARABLE UNRATED BONDS, ALSO KNOWN AS HIGH-YIELD BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS. RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY, POLITICAL AND INFORMATION.

                    Q               Q               Q
                   15N             35N             35N

UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH. RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY, POLITICAL AND INFORMATION.

                    Q               Q               Q


ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET.
RISKS:  LIQUIDITY,  MARKET  AND  TRANSACTION.

                    Q               Q               Q
                   15N             15N             15N


UNLEVERAGED  DERIVATIVE  SECURITIES

ASSET-BACKED SECURITIES. SECURITIES ARE ISSUED BY A SPECIAL PURPOSE ENTITY AND ARE BACKED BY FIXED-INCOME OR OTHER INTEREST BEARING ASSETS. RISKS:
CREDIT, INTEREST RATE, POLITICAL AND LIQUIDITY.

                    Q               Q               Q


MORTGAGE-BACKED SECURITIES. (TYPICALLY, SINGLE-FAMILY MORTGAGE BONDS). SECURITIES ARE BACKED BY POOLS OF MORTGAGES, INCLUDING PASSTHROUGH CERTIFICATES. RISKS: CREDIT, EXTENSION, PREPAYMENT, LIQUIDITY, POLITICAL AND INTEREST RATE.

                    Q               Q               Q

INVESTMENT  PRACTICES
LEVERAGED  DERIVATIVE  INSTRUMENTS

OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED
TIME. ANY OPTIONS WRITTEN BY THE FUNDS MUST BE COVERED. RISKS: INTEREST RATE, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT AND OPPORTUNITY.

                    NA               Q               Q
                                     5N              5N


FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE.
RISKS: INTEREST RATE, MARKET, LEVERAGE,  CORRELATION, LIQUIDITY  AND
OPPORTUNITY.

                    NA               Q               Q
                                     5N              5N


STRUCTURED SECURITIES. INVERSE FLOATING RATE MUNICIPAL NOTES AND BONDS. THESE SECURITIES TEND TO BE HIGHLY SENSITIVE TO INTEREST RATE MOVEMENTS.
RISKS: CREDIT, INTEREST RATE, MARKET,
LEVERAGE,  LIQUIDITY,  POLITICAL AND  CORRELATION.

                    Q               Q               Q

THE FUNDS HAVE ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND SECURITIES LENDING, AND WHEN-ISSUED SECURITIES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI.")

TYPES  OF  INVESTMENT  RISK

CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES
IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE RISK THAT SECURITIES PRICES IN A MARKET, A SECTOR OR AN INDUSTRY WILL FLUCTUATE, AND THAT SUCH MOVEMENTS MIGHT REDUCE AN INVESTMENT'S VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK  (MUNICIPAL  BONDS)
THE RISK THAT DIFFERENT TYPES OF MUNICIPAL BONDS MAY BE ADVERSELY AFFECTED BY CHANGES OR PROPOSED CHANGES IN THE FEDERAL OR STATE TAX STRUCTURE, ECONOMIC AND REGULATORY DEVELOPMENT, JUDICIAL OPINIONS, AND OTHER FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT, MARKET RATE WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

CALVERT  GROUP  AND  THE  PORTFOLIO  MANAGEMENT  TEAM
CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO USES A TEAM APPROACH TO ITS MANAGEMENT OF THE FUND. SINCE INCEPTION, INVESTMENT SELECTIONS FOR THE FUND HAVE BEEN MADE BY A COMMITTEE OF THE ADVISOR'S FIXED-INCOME PORTFOLIO MANAGERS. RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CAMCO, HEADS THIS TEAM AND
OVERSEES THE MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO. MR. MARTINI HAS OVER 18 YEARS OF EXPERIENCE IN EVALUATING AND PURCHASING MUNICIPAL SECURITIES AND HAS BEEN THE HEAD OF CAMCO'S ASSET MANAGEMENT TEAM SINCE 1985.

ADVISORY  FEES

THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY EACH FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS.

FUND              ADVISORY  FEE
MONEY  MARKET              .20%
LIMITED-TERM               .60%
INTERMEDIATE               .60%
LONG-TERM                  .60%

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

FIRST,  DECIDE  WHICH  FUND  OR  FUNDS  BEST  SUITS  YOUR  NEEDS AND YOUR GOALS.

SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS.

MONEY MARKET OFFERS THREE CLASSES OF SHARES, ALL OF WHICH ARE SOLD WITHOUT A SALES CHARGE. ONLY MONEY MARKET CLASS O IS OFFERED BY THIS PROSPECTUS.

SHARES OF LIMITED-TERM, INTERMEDIATE AND LONG-TERM ARE SOLD WITH A FRONT-END SALES CHARGE.

INVESTORS PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" INCLUDES THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE,
IF YOU INVEST MORE THAN $50,000 IN LIMITED-TERM, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN $50,000,4 THEN THE SALES CHARGE IS REDUCED TO .75%.

LIMITED-TERM

                                      SALES  CHARGE  AS          %  OF  AMOUNT
YOUR  INVESTMENT                 %  OF  OFFERING  PRICE               INVESTED
LESS  THAN  $50,000                               1.00%                  1.01%
$50,000  BUT  LESS  THAN  $100,000                0.75%                  0.76%
$100,000  BUT  LESS  THAN  $250,000               0.50%                  0.50%
$250,000  AND  OVER                               NONE5                  NONE5

INTERMEDIATE
                                      SALES  CHARGE  AS          %  OF  AMOUNT
YOUR  INVESTMENT                 %  OF  OFFERING  PRICE               INVESTED
LESS  THAN  $50,000                               2.75%                  2.83%
$50,000  BUT  LESS  THAN  $100,000                2.25%                  2.30%
$100,000  BUT  LESS  THAN  $250,000               1.75%                  1.78%
$250,000  BUT  LESS  THAN  $500,000               1.25%                  1.27%
$500,000  BUT  LESS  THAN  $1,000,000             1.00%                  1.01%
$1,000,000  AND  OVER                             NONE6                  NONE6

LONG-TERM

                                      SALES  CHARGE  AS          %  OF  AMOUNT
YOUR  INVESTMENT                 %  OF  OFFERING  PRICE               INVESTED
LESS  THAN  $50,000                               3.75%                  3.90%
$50,000  BUT  LESS  THAN  $100,000                3.00%                  3.09%
$100,000  BUT  LESS  THAN  $250,000               2.25%                  2.30%
$250,000  BUT  LESS  THAN  $500,000               1.75%                  1.78%
$500,000  BUT  LESS  THAN  $1,000,000             1.00%                  1.01%
$1,000,000  AND  OVER                             NONE6                  NONE6

4 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE OF SHARES YOU HAVE PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF SHARES.

5 PURCHASES OF LIMITED-TERM SHARES AT NAV FOR ACCOUNTS WITH $250,000 OR MORE ON WHICH A FINDER'S FEE HAS
BEEN PAID ARE SUBJECT TO A NINE MONTH CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 0.10%. SEE THE
"CALCULATION  OF  CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES."

6 PURCHASES OF INTERMEDIATE AND CTFR LONG-TERM SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE ON WHICH A FINDER'S FEE HAS BEEN PAID ARE SUBJECT TO A ONE YEAR CDSC OF 1.00%. SEE THE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."

THE FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR
DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE
THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

DISTRIBUTION  AND  SERVICE  FEES
INTERMEDIATE AND LONG-TERM HAVE EACH ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES. PLEASE SEE EXHIBIT B FOR MORE SERVICE FEE INFORMATION.

THE  TABLE  BELOW  SHOWS  THE  MAXIMUM  ANNUAL  PERCENTAGE  PAYABLE  UNDER  THE
DISTRIBUTION PLAN, AND THE AMOUNT ACTUALLY PAID BY EACH FUND FOR THE MOST RECENT FISCAL YEAR. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS.

MAXIMUM  PAYABLE  UNDER  PLAN/AMOUNT  ACTUALLY  PAID

MONEY  MARKET            NONE/NONE
LIMITED-TERM             NONE/NONE
INTERMEDIATE            0.25%/NONE
LONG-TERM              0.35%/0.09%

NEXT  STEP  -  ACCOUNT  APPLICATION
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SHAREHOLDER SERVICES
DEPARTMENT  AT  800-368-2748.

MINIMUM  TO  OPEN  AN  ACCOUNT                 MINIMUM  ADDITIONAL
                    $2,000                      INVESTMENTS  -$250
PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO:
         NEW  ACCOUNTS                      SUBSEQUENT  INVESTMENTS
         (INCLUDE  APPLICATION)             (INCLUDE  INVESTMENT  SLIP)
         CALVERT  GROUP                     CALVERT  GROUP
         P.O.  BOX  219544                   P.O.  BOX  219739
         KANSAS,  CITY  MO                   KANSAS  CITY,  MO
         64121-9544                          64121-9739

         CERTIFIED  OR                      C/O  NFDS,
         OVERNIGHT  MAIL                    330  WEST  9TH  ST.
                                            KANSAS  CITY,  MO  64105-1807

         AT  THE  CALVERT  OFFICE             VISIT  THE  CALVERT OFFICE TO MAKE
                                               INVESTMENTS  BY  CHECK.  SEE  THE
                                           BACK  COVER  PAGE  FOR  THE  ADDRESS.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING. IF A FUND HAS MORE THAN ONE CLASS OF SHARES, THE NAV OF EACH CLASS WILL BE DIFFERENT, DEPENDING ON THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY
REFLECTS FAIR VALUE. CTFR MONEY MARKET IS VALUED ACCORDING TO THE "AMORTIZED COST" METHOD, WHICH IS INTENDED TO STABILIZE THE NAV AT $1 PER SHARE. THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER,
SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS. NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A SERVICE FEE OF $3. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST 1/1000TH OF A SHARE).

CTFR  MONEY  MARKET
YOUR PURCHASE WILL BE CREDITED AT THE NET ASSET VALUE CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED. IF THE TRANSFER AGENT RECEIVES YOUR WIRE PURCHASE BY 5 P.M. ET, YOUR ACCOUNT WILL BEGIN EARNING DIVIDENDS ON THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE. PURCHASES RECEIVED BY CHECK WILL BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY
AFTER  THEY  ARE  CREDITED  TO  THE  ACCOUNT.

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT WWW.CALVERT.COM

YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET
FUNDS (CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF

YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:

EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR
LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

EACH FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI-ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE
ACCOUNT  AND WILL  BE  MAILED  IN  ONE  ENVELOPE  FOR  EACH  COMBINATION  ABOVE.

SPECIAL  SERVICES  AND  CHARGES
EACH FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES; FOR EXAMPLE, THE FEE FOR STOP PAYMENTS IS $25. CTFR MONEY MARKET WILL CHARGE A $25 SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT OR UNCOLLECTED FUNDS.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A BROKER OR AGENT.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR ACCOUNTS OF AT LEAST $1,000 PER CLASS. IF THE BALANCE IN YOUR CTFR MONEY MARKET ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, A $3 MONTHLY FEE MAY BE CHARGED TO YOUR ACCOUNT. IF THE BALANCE IN ANY OF YOUR ACCOUNTS FALLS BELOW THE MINIMUM DURING A MONTH, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL RECEIVE NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM, AND WILL BE CLOSED IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNTWITHIN 30 DAYS.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

EACH FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUNDS DO NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDEND AND DISTRIBUTION PAYMENTS WILL VARY BETWEEN CLASSES.

CTFR  MONEY  MARKET             ACCRUED  DAILY,  PAID  MONTHLY
CTFR  LIMITED-TERM              PAID  MONTHLY
CMF  INTERMEDIATE               PAID  MONTHLY
CTFR  LONG-TERM                 PAID  MONTHLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN
AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUNDS IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND  (NOT  APPLICABLE  TO  CTFR  MONEY  MARKET)
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE ("BUYING A DIVIDEND") YOU WILL PAY THE FULL PRICE FOR THE SHARES AND THEN RECEIVE A PORTION OF THE PRICE BACK AS A TAXABLE DISTRIBUTION.

FEDERAL  TAXES
DIVIDENDS DERIVED FROM INTEREST ON MUNICIPAL OBLIGATIONS CONSTITUTE EXEMPT-INTEREST DIVIDENDS, ON WHICH YOU ARE NOT SUBJECT TO FEDERAL INCOME TAX. HOWEVER, DIVIDENDS WHICH ARE FROM TAXABLE INTEREST AND ANY DISTRIBUTIONS OF SHORT TERM CAPITAL GAIN ARE TAXABLE TO YOU AS ORDINARY INCOME. IF THE FUND MAKES ANY DISTRIBUTIONS OF LONG-TERM CAPITAL GAINS, THEN THESE ARE TAXABLE TO YOU AS LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HELD YOUR SHARES OF THE FUND. DIVIDENDS ATTRIBUTABLE TO INTEREST ON CERTAIN PRIVATE ACTIVITY BONDS MUST BE INCLUDED IN FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS AND FOR CORPORATIONS. THE FUND MAY DERIVE UP TO 20% OF
ITS INCOME FROM TAXABLE INVESTMENTS, FOR LIQUIDITY PURPOSES OR PENDING INVESTMENT. INTEREST EARNED FROM TAXABLE INVESTMENTS WILL BE TAXABLE AS ORDINARY INCOME.

IF ANY TAXABLE INCOME OR GAINS ARE PAID, IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED.

CTFR  LIMITED-TERM,  LONG-TERM  AND  CMF  INTERMEDIATE  ONLY:
YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THESE FUNDS WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. A LETTER WILL BE MAILED TO YOU IN JANUARY DETAILING THE PERCENTAGE INVESTED IN YOUR STATE THE PREVIOUS TAX YEAR. SUCH DIVIDENDS MAY BE EXEMPT FROM CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE. IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED
(CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY YOUR FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE WILL BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS
BEEN COLLECTED. DRAFTS WRITTEN  ON  CTFR  MONEY  MARKET DURING  THE  HOLD
PERIOD  WILL  BE  RETURNED  FOR  UNCOLLECTED  FUNDS.

YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED (LESS ANY APPLICABLE CDSC). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT
COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY
EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $1,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

DRAFTWRITING  (CTFR  MONEY  MARKET  ONLY)
YOU MAY REDEEM SHARES IN YOUR CTFR MONEY MARKET ACCOUNT BY WRITING A DRAFT FOR AT LEAST $250. IF YOU COMPLETE AND RETURN THE SIGNATURE CARD FOR DRAFTWRITING, THE FUND WILL MAIL BANK DRAFTS TO YOU, PRINTED WITH YOUR NAME AND ADDRESS. DRAFTS MAY NOT BE ORDERED UNTIL YOUR INITIAL PURCHASE HAS CLEARED. CALVERT WILL PROVIDE PRINTED DRAFTS (CHECKS). YOU MAY NOT
PRINT YOUR OWN. ANY CUSTOMER-PRINTED CHECKS WILL NOT BE HONORED AND WILL BE RETURNED WITHOUT NOTICE. THE FUND WILL CHARGE A SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT FUNDS. THE FUND WILL CHARGE $25 FOR ANY STOP PAYMENT ON DRAFTS. THE FUND WILL CHARGE A $25 FEE ON DRAFTS RETURNED FOR ANY REASON. AS A SERVICE TO SHAREHOLDERS, SHARES MAY BE AUTOMATICALLY TRANSFERRED BETWEEN YOUR CALVERT ACCOUNTS TO COVER DRAFTS YOU HAVE WRITTEN. THE SIGNATURE
OF  ONLY ONE  AUTHORIZED  SIGNER  IS  REQUIRED  TO  HONOR  A  DRAFT.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED. SHARES SUBJECT TO A CDSC WHICH ARE REDEEMED BY SYSTEMATIC CHECK REDEMPTION WILL BE CHARGED THE CDSC.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE
YOU  FOR  SERVICES  PROVIDED.

FINANCIAL  HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 FISCAL YEARS (OR IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THE FUND'S FISCAL YEAR END IS DECEMBER 31. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE, BY FUND
AND CLASS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

                        MONEY  MARKET  PORTFOLIO
                         FINANCIAL  HIGHLIGHTS

     YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
CLASS  0  SHARES                 1999              1998               1997
NET  ASSET  VALUE,  BEGINNING   $1.00             $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME          .030              .032               .033
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME         (.030)            (.032)            (.033)
NET  ASSET  VALUE,  ENDING      $1.00             $1.00              $1.00

TOTAL  RETURN                    3.04%             3.22%             3.38%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME          2.97%             3.17%             3.32%
TOTAL  EXPENSES                   .65%              .65%              .65%
EXPENSES  BEFORE  OFFSETS         .65%              .65%              .65%
NET  EXPENSES                     .64%              .64%              .64%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                            $1,277,935        $1,355,322        $1,405,350





                                                  YEARS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
CLASS  O  SHARES                                   1996               1995
NET  ASSET  VALUE,  BEGINNING                     $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME                            .033               .040
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME                           (.033)            (.040)
NET  ASSET  VALUE,  ENDING                        $1.00              $1.00

TOTAL  RETURN                                      3.33%             4.02%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME                            3.28%             3.93%
TOTAL  EXPENSES                                     .65%              .62%
EXPENSES  BEFORE  OFFSETS                           .65%              .62%
NET  EXPENSES                                       .64%              .61%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $1,550,731         $1,740,839

LIMITED-TERM  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                   YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                 1999              1998               1997
NET  ASSET  VALUE,  BEGINNING  $10.71            $10.70             $10.69
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME           .37               .40                .42
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                                 (.07)              .01                .01
TOTAL  FROM  INVESTMENT  OPERATIONS
                                  .30               .41                .43
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME          (.37)             (.40)             (.42)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE
                                 (.07)              .01                .01
NET  ASSET  VALUE,  ENDING     $10.64            $10.71             $10.70

TOTAL  RETURN*                   2.86%             3.87%             4.07%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME          3.47%             3.70%             3.91%
TOTAL  EXPENSES                   .71%              .71%              .70%
EXPENSES  BEFORE  OFFSETS         .71%              .71%              .70%
NET  EXPENSES                     .70%              .70%              .69%
PORTFOLIO  TURNOVER                78%               45%               52%
NET  ASSETS,  ENDING  (IN THOUSANDS)
                             $523,743          $547,212           $490,180



                                                 YEARS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
                                                   1996               1995
NET  ASSET  VALUE,  BEGINNING                    $10.72             $10.59
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME                             .44                .45
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       (.03)               .13
TOTAL  FROM  INVESTMENT  OPERATIONS                 .41                .58
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME                            (.44)             (.45)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                                   (.03)               .13
NET  ASSET  VALUE,  ENDING                       $10.69             $10.72

TOTAL  RETURN*                                     3.94%             5.55%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME                            4.12%             4.21%
TOTAL  EXPENSES                                     .71%              .71%
EXPENSES  BEFORE  OFFSETS                           .71%              .71%
NET  EXPENSES                                       .70%              .70%
PORTFOLIO  TURNOVER                                  45%               33%
NET  ASSETS,  ENDING  (IN  THOUSANDS)          $512,342           $457,707

INTERMEDIATE  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                 1999              1998               1997
NET  ASSET  VALUE,  BEGINNING  $10.82            $10.79             $10.56
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME           .43               .45                .50
NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                 (.64)              .13                .23
TOTAL  FROM  INVESTMENT  OPERATIONS
                                 (.21)              .58                .73
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME          (.43)             (.46)             (.50)
NET  REALIZED  GAINS             (.06)             (.09)                 -
TOTAL  DISTRIBUTIONS             (.49)             (.55)             (.50)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET VALUE
                                 (.70)              .03                .23
NET  ASSET  VALUE,  ENDING     $10.12            $10.82             $10.79

TOTAL  RETURN  *               (2.01%)             5.46%             7.11%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME          4.12%             4.17%             4.71%
TOTAL  EXPENSES                   .93%              .97%              .97%
EXPENSES  BEFORE  OFFSETS         .93%              .97%              .97%
NET  EXPENSES                     .90%              .94%              .94%
PORTFOLIO  TURNOVER                38%               44%               29%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                              $58,093           $71,065            $48,933


                                       YEARS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
                                                   1996               1995
NET  ASSET  VALUE,  BEGINNING                    $10.62              $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME                             .50                .51
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       (.06)               .80
TOTAL  FROM  INVESTMENT  OPERATIONS                 .44               1.31
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME                            (.50)             (.50)
TOTAL  DISTRIBUTIONS                               (.50)             (.50)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE (.06)               .81
NET  ASSET  VALUE,  ENDING                       $10.56             $10.62

TOTAL  RETURN  *                                   4.32%            13.64%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME                            4.83%             4.97%
TOTAL  EXPENSES                                    1.04%              .96%
EXPENSES  BEFORE  OFFSETS                          1.04%              .96%
NET  EXPENSES                                      1.01%              .94%
PORTFOLIO  TURNOVER                                  23%               57%
NET  ASSETS,  ENDING  (IN  THOUSANDS)           $45,612            $40,146

LONG-TERM  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                           YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                 1999              1998               1997
NET  ASSET  VALUE,  BEGINNING  $16.81            $17.28             $16.81
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME           .70               .78                .87
NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                (1.44)              .06                .50
TOTAL  FROM  INVESTMENT  OPERATIONS
                                 (.74)              .84               1.37
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME          (.70)             (.80)             (.87)
NET  REALIZED  GAINS             (.07)             (.51)             (.03)
TOTAL  DISTRIBUTIONS             (.77)            (1.31)             (.90)
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                (1.51)             (.47)               .47
NET  ASSET  VALUE,  ENDING     $15.30            $16.81             $17.28

TOTAL  RETURN  *               (4.52%)             5.01%             8.41%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME         4.35%              4.58%             5.16%
TOTAL  EXPENSES                  .88%               .87%              .87%
EXPENSES  BEFORE  OFFSETS        .88%               .87%              .87%
NET  EXPENSES                    .84%               .84%              .85%
PORTFOLIO  TURNOVER               80%                72%               41%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                             $51,146            $57,677            $50,966


                                                 YEARS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
                                                   1996               1995
NET  ASSET  VALUE,  BEGINNING                    $17.31             $15.83
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME                             .93                .95
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       (.46)              1.53
TOTAL  FROM  INVESTMENTS                            .47               2.48
DISTRIBUTIONS  FROM
NET  INVESTMENT  INCOME                            (.95)             (.91)
NET  REALIZED  GAINS                               (.02)             (.09)
TOTAL  DISTRIBUTIONS                               (.97)            (1.00)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE (.50)              1.48
NET  ASSET  VALUE,  ENDING                       $16.81             $17.31

TOTAL  RETURN  *                                   2.89%            16.05%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME                            5.50%             5.71%
TOTAL  EXPENSES                                     .89%              .87%
EXPENSES  BEFORE  OFFSETS                           .89%              .87%
NET  EXPENSES                                       .86%              .85%
PORTFOLIO  TURNOVER                                  41%               58%
NET  ASSETS,  ENDING  (IN  THOUSANDS)           $52,945            $57,359

(A) ANNUALIZED
* TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.

EXHIBIT  A
REDUCED  SALES  CHARGES  --  (CTFR  LIMITED-TERM,  CMF  INTERMEDIATE  AND  CTFR
LONG-TERM)

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
THE SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET PORTFOLIO PURCHASES. PART OF YOUR SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER INVESTMENT ACTUALLY MADE. FOR MORE INFORMATION, SEE THE SAI.

NEITHER THE FUNDS, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

* A "QUALIFIED  GROUP"  IS  ONE  WHICH:
1. HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
2. HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
3. SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION, (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY (A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR
(C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

ESTABLISHED  ACCOUNTS
SHARES OF THE LONG-TERM PORTFOLIO MAY BE SOLD AT NET ASSET VALUE TO YOU IF YOUR ACCOUNT WAS ESTABLISHED ON OR BEFORE SEPTEMBER 15, 1987, OR APRIL 30, 1988, FOR THE LIMITED-TERM PORTFOLIO.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANOTHER CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE.

REINSTATEMENT  PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

EXHIBIT  B
SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS

CALVERT DISTRIBUTORS, INC., EACH FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE) WHEN YOU PURCHASE SHARES. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF A FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER). THE TABLE BELOW SHOWS THE
AMOUNT  OF  PAYMENT  WHICH  DIFFERS  DEPENDING  ON  THE  CLASS.

                     MAXIMUM  COMMISSION/SERVICE  FEES

CTFR  MONEY  MARKET  (CLASS  O)     NONE/0.25%
CTFR  LIMITED-TERM                 1.00%/0.15%
CMF  INTERMEDIATE                  2.25%/0.15%**
CTFR  LONG-TERM                    3.00%/0.25%**

**IF FINDER'S FEE IS PAID (SEE BELOW), CMF INTERMEDIATE AND CTFR LONG-TERM SERVICE FEE BEGINS 13TH MONTH AFTER PURCHASE.

OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUNDS AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CAMCO,
CDI, OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE
SECURITIES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON CTFR LONG-TERM SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE. THE CTFR LONG-TERM FINDER'S FEE IS 1% OF THE NAV PURCHASE AMOUNT ON THE FIRST $2 MILLION, .80% ON $2 TO $3 MILLION, .50% ON $3 TO $50 MILLION, .25% ON $50 TO $100 MILLION, AND
 .15 OVER $100 MILLION. CDI ALSO PAYS DEALERS A FINDER'S FEE ON CTFR LIMITED-TERM SHARES PURCHASED AT NAV IN ACCOUNTS WITH $250,000 OR MORE. THE CTFR LIMITED-TERM FINDER'S FEE IS 0.10% OF THE NAV PURCHASE AMOUNT. CDI RESERVES THE RIGHT TO RECOUP ANY PORTION OF THE AMOUNT PAID TO THE DEALER IF THE INVESTOR REDEEMS SOME OR ALL OF THE SHARES FROM THE FUNDS WITHIN 12 MONTHS OF THE DATE OF PURCHASE. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

CALVERT  GROUP  WEB-SITE:
WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE.,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE:
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:     NO.  811-3101  (CTFR)
               NO.  811-6525  (CMF)




CALVERT
TAX-FREE  RESERVES  CALIFORNIA
MONEY  MARKET  PORTFOLIO
PROSPECTUS

APRIL  30,  2000

PROSPECTUS
APRIL  30,  2000

CALVERT  TAX-FREE  RESERVES  (CTFR)
CALIFORNIA  MONEY  MARKET  PORTFOLIO



ABOUT  THE  FUND
2     INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE
5     FEES  AND  EXPENSES

ABOUT  YOUR  INVESTMENT
6     MANAGEMENT  AND  ADVISORY  FEES
7     HOW  TO  BUY  SHARES
7     IMPORTANT  -  HOW  SHARES  ARE  PRICED
8     WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
8     OTHER  CALVERT  GROUP  FEATURES
     (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
10    DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
12    HOW  TO  SELL  SHARES
14    FINANCIAL  HIGHLIGHTS
16    SERVICE  FEES  AND  ARRANGEMENTS
      WITH  DEALERS








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT  OBJECTIVE,  STRATEGY  AND  PAST  PERFORMANCE

OBJECTIVE
CTFR CALIFORNIA MONEY MARKET (THE "FUND") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME, EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES, AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE FUND.

PRINCIPAL  INVESTMENT  STRATEGIES  AND  RELATED  RISKS
CTFR CALIFORNIA MONEY MARKET INVESTS IN FIXED AND FLOATING RATE MUNICIPAL BONDS AND NOTES, VARIABLE RATE DEMAND NOTES, TAX EXEMPT COMMERCIAL PAPER, AND OTHER HIGH QUALITY, SHORT TERM MUNICIPAL OBLIGATIONS. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED. THIS MAY INCLUDE INVESTMENTS WITH UNUSUAL FEATURES OR PRIVATELY PLACED ISSUES, THAT ARE NOT WIDELY FOLLOWED IN THE FIXED INCOME MARKETPLACE. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS.

UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 80% OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WHOSE INTEREST IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAX. THE FUND WILL ALSO ATTEMPT TO INVEST THE REMAINING 20% OF ITS TOTAL ASSETS IN SUCH OBLIGATIONS, BUT MAY INVEST IT IN MUNICIPAL OBLIGATIONS OF OTHER STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, THE DISTRICT OF COLUMBIA AND THEIR RESPECTIVE AUTHORITIES, AGENCIES,
INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS OR IN SHORT TERM TAXABLE MONEY MARKET TYPE INSTRUMENTS. DIVIDENDS PAID BY THE FUND WHICH ARE DERIVED FROM INTEREST ATTRIBUTABLE TO CALIFORNIA MUNICIPAL OBLIGATIONS WILL BE EXEMPT FROM FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES. DIVIDENDS DERIVED FROM INTEREST ON TAX EXEMPT OBLIGATIONS OF OTHER GOVERNMENTAL ISSUERS WILL BE EXEMPT FROM FEDERAL INCOME TAX, BUT WILL BE SUBJECT TO CALIFORNIA STATE INCOME TAXES.

BECAUSE THE FUND INVESTS PRIMARILY IN CALIFORNIA MUNICIPAL OBLIGATIONS, THE ECONOMY AND POLITICAL CLIMATE IN THAT STATE HAVE A GREAT IMPACT ON THE FUND. THE FUND MAY INVEST UP TO 25% OF ITS ASSETS IN A SINGLE ISSUER.

MANY OF THE INSTRUMENTS HELD BY THE FUND ARE SUPPORTED A CREDIT FACILITY (TO IMPROVE CREDIT QUALITY) OR LIQUIDITY FACILITY (TO SHORTEN THE MATURITY) PROVIDED BY BANKS; THUS, THE FUND HAS A WIDE EXPOSURE TO THE BANKING INDUSTRY.

THE FUND MAY PURCHASE SECURITIES THAT HAVE NOT BEEN RATED BY A RATING AGENCY, SO LONG AS THE ADVISOR DETERMINES THEY ARE OF COMPARABLE CREDIT QUALITY TO RATED SECURITIES PERMISSIBLE FOR THE FUND.

UNRATED AND PRIVATELY PLACED SECURITIES MAY BE LESS LIQUID THAN THOSE THAT ARE RATED OR HAVE AN ACTIVE TRADING MARKET.

THE FUND'S YIELD WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO TRY TO LESSEN ITS EXPOSURE.

IN ADDITION TO INTEREST RATE RISK AND CREDIT RISK, DIFFERENT TYPES OF MUNICIPAL BONDS MAY BE AFFECTED DIFFERENTLY, BASED ON MANY FACTORS, INCLUDING ECONOMIC AND REGULATORY DEVELOPMENTS, CHANGES OR PROPOSED CHANGES IN THE FEDERAL AND STATE TAX STRUCTURE, DEREGULATION, AND COURT RULINGS, AMONG OTHER FACTORS.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CTFR  CALIFORNIA  MONEY  MARKET  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S RETURNS OVER TIME TO THE LIPPER CALIFORNIA TAX EXEMPT MONEY MARKET INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

CTFR  CALIFORNIA  MONEY  MARKET
YEAR-BY-YEAR  TOTAL  RETURN




[INSERT  BAR  CHART  HERE]








     BEST  QUARTER  (OF  PERIODS  SHOWN)      Q2  '90     1.52%
     WORST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '93     0.53%


AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)
                                    1  YEAR     5  YEAR     10  YEAR

CTFR  CALIFORNIA  MONEY  MARKET        2.80%       3.25%       3.48%
LIPPER  CALIFORNIA  TAX  EXEMPT
     MONEY  MARKET  INDEX              2.52%       3.03%       3.14%



FOR CURRENT YIELD INFORMATION CALL 800-368-2745, OR VISIT CALVERT GROUP'S WEB SITE AT WWW.CALVERT.COM

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER  FEES
(PAID  DIRECTLY  FROM  YOUR  ACCOUNT)

     MAXIMUM  SALES  CHARGE  (LOAD)               NONE
     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)     NONE
     MAXIMUM  ACCOUNT  FEE                           1

ANNUAL  FUND  OPERATING  EXPENSES2
(EXPENSES  THAT  ARE  DEDUCTED  FROM  FUND  ASSETS)

     MANAGEMENT  FEES                                        .51%
     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES               NONE
     OTHER  EXPENSES                                         .15%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES                .66%


1     FOR  EACH  ACCOUNT  WITH A BALANCE OF LESS THAN $1,000, THE FUND CHARGES A
MONTHLY  ACCOUNT MAINTENANCE  FEE  OF  $3.
2     EXPENSES  ARE BASED ON THE FUND'S MOST RECENT FISCAL YEAR. MANAGEMENT FEES
INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, CALVERT
ASSET  MANAGEMENT  COMPANY,  INC.  ("CAMCO").

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:
                     1  YEAR     3  YEARS     5  YEARS     10  YEARS
CTFR  CALIFORNIA
MONEY  MARKET            $67         $211         $368          $822

MANAGEMENT  AND  ADVISORY  FEES

ABOUT  CALVERT  GROUP
CAMCO (4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

ADVISORY  FEES
THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY THE FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS.

FUND                             ADVISORY  FEE
CTFR  CALIFORNIA  MONEY  MARKET           .50%

HOW  TO  BUY  SHARES
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SHAREHOLDER SERVICES DEPARTMENT AT 800 368 2748.

MINIMUM  TO  OPEN  AN  ACCOUNT     MINIMUM  ADDITIONAL  INVESTMENTS
            $2,000                             $250

PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO:
                    NEW  ACCOUNTS
                    (INCLUDE  APPLICATION)
                    CALVERT  GROUP
                    P.O.  BOX  219544
                    KANSAS  CITY,  MO  64121-9544

                    SUBSEQUENT  INVESTMENTS
                    (INCLUDE  INVESTMENT  SLIP)
                    CALVERT  GROUP
                    P.O.  BOX  219739
                    KANSAS  CITY,  MO  64121-9739

BY  REGISTERED,     CALVERT  GROUP
CERTIFIED,  OR      C/O  NFDS,
OVERNIGHT  MAIL     330  WEST  9TH  ST.
                    KANSAS  CITY,  MO  64105-1807

AT  THE  CALVERT  OFFICE:   VISIT  THE  CALVERT  OFFICE  TO  MAKE
                            INVESTMENTS  BY  CHECK.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING.

CTFR CALIFORNIA MONEY MARKET IS VALUED ACCORDING TO THE "AMORTIZED COST" METHOD, WHICH IS INTENDED TO STABILIZE THE NAV AT $1 PER SHARE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS. NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT
DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A SERVICE FEE OF $3. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED.

YOUR PURCHASE WILL BE CREDITED AT THE NET ASSET VALUE NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED. IF THE TRANSFER AGENT RECEIVES YOUR WIRE PURCHASE BY 5 P.M. ET, YOUR ACCOUNT WILL BEGIN EARNING DIVIDENDS ON THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE. PURCHASES RECEIVED BY CHECK WILL BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THEY ARE CREDITED TO THE ACCOUNT.


OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800 368 2745 OR VISIT WWW.CALVERT.COM
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS

MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL

ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI-ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT OR A STOP PAYMENT ON A DRAFT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES; FOR EXAMPLE, THE FEE FOR STOP PAYMENTS IS $25. THE FUND WILL CHARGE A $25 SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT OR UNCOLLECTED FUNDS.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A BROKER OR AGENT.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN YOUR ACCOUNT OF AT LEAST $1,000. IF THE BALANCE IN YOUR ACCOUNT FALLS BELOW THE MINIMUM DURING A MONTH, A $3 MONTHLY FEE MAY BE CHARGED TO YOUR ACCOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS

AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED. DIVIDENDS IN CTFR CALIFORNIA MONEY MARKET ARE ACCRUED DAILY AND PAID MONTHLY.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES.

FEDERAL  TAXES
DIVIDENDS DERIVED FROM INTEREST ON MUNICIPAL OBLIGATIONS CONSTITUTE EXEMPT INTEREST DIVIDENDS, ON WHICH YOU ARE NOT SUBJECT TO FEDERAL INCOME TAX. HOWEVER, DIVIDENDS WHICH ARE FROM TAXABLE INTEREST AND ANY DISTRIBUTIONS OF SHORT TERM CAPITAL GAIN ARE TAXABLE TO YOU AS ORDINARY INCOME. IF THE FUND MAKES ANY DISTRIBUTIONS OF LONG TERM CAPITAL GAINS, THEN THESE ARE TAXABLE TO YOU AS LONG TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HELD YOUR SHARES OF THE FUND. DIVIDENDS ATTRIBUTABLE TO INTEREST ON CERTAIN PRIVATE ACTIVITY BONDS MUST BE INCLUDED IN FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS AND FOR CORPORATIONS. THE FUND MAY DERIVE UP TO 20% OF ITS INCOME FROM TAXABLE SHORT TERM MONEY MARKET INVESTMENTS, FOR LIQUIDITY PURPOSES OR PENDING INVESTMENT. INTEREST EARNED FROM TAXABLE INVESTMENTS WILL BE TAXABLE AS ORDINARY INCOME.

IF ANY TAXABLE INCOME OR GAINS ARE PAID, IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED.

OTHER  TAX  INFORMATION
TO THE EXTENT THAT EXEMPT INTEREST DIVIDENDS ARE DERIVED FROM EARNINGS ATTRIBUTABLE TO CALIFORNIA MUNICIPAL OBLIGATIONS, THEY WILL ALSO BE EXEMPT FROM STATE AND LOCAL PERSONAL INCOME TAX IN CALIFORNIA. THE DIVIDENDS MAY BE SUBJECT TO CALIFORNIA FRANCHISE TAXES AND CORPORATE INCOME TAXES IF RECEIVED BY A CORPORATION SUBJECT TO SUCH TAXES. A LETTER WILL BE MAILED TO YOU IN JANUARY DETAILING THE PERCENTAGE INVESTED IN CALIFORNIA DURING THE PREVIOUS TAX YEAR.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.


HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE WILL BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN COLLECTED. DRAFTS WRITTEN DURING THE HOLD PERIOD WILL BE RETURNED FOR UNCOLLECTED FUNDS.

YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED. THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90 DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER
THAN  ITS  CUSTOMARY  WEEKEND  OR  HOLIDAY  CLOSINGS,  OR  UNDER  ANY  EMERGENCY
CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $1,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121  9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

DRAFTWRITING
YOU MAY REDEEM SHARES IN YOUR ACCOUNT BY WRITING A DRAFT FOR AT LEAST $250. IF YOU COMPLETE AND RETURN THE SIGNATURE CARD FOR DRAFTWRITING, THE FUND WILL MAIL BANK DRAFTS TO YOU, PRINTED WITH YOUR NAME AND ADDRESS. DRAFTS MAY NOT BE ORDERED UNTIL YOUR INITIAL PURCHASE HAS CLEARED. CALVERT WILL PROVIDE PRINTED DRAFTS (CHECKS). YOU MAY NOT PRINT YOUR OWN. ANY CUSTOMER-PRINTED CHECKS WILL NOT BE HONORED AND WILL BE RETURNED WITHOUT NOTICE. THE FUND WILL CHARGE A SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT FUNDS. THE FUND WILL CHARGE $25 FOR ANY STOP PAYMENT ON DRAFTS OR FOR DRAFTS RETURNED FOR ANY REASON. AS A SERVICE TO SHAREHOLDERS, SHARES MAY BE AUTOMATICALLY TRANSFERRED BETWEEN YOUR CALVERT ACCOUNTS TO COVER DRAFTS YOU HAVE WRITTEN. THE SIGNATURE OF ONLY ONE AUTHORIZED SIGNER IS REQUIRED TO HONOR A DRAFT.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT,

PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.

FINANCIAL  HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 FISCAL YEARS. THE FUND'S FISCAL YEAR END IS DECEMBER 31. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

FINANCIAL  HIGHLIGHTS

                                YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
                                 1999              1998               1997
NET  ASSET  VALUE,  BEGINNING   $1.00             $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME     .028              .031               .032
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME    (.028)            (.031)            (.032)
NET  ASSET  VALUE,  ENDING      $1.00             $1.00              $1.00

TOTAL  RETURN                    2.80%             3.19%             3.28%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME     2.75%             3.13%             3.22%
     TOTAL  EXPENSES              .66%              .69%              .71%
     EXPENSES  BEFORE  OFFSETS    .66%              .67%              .66%
     NET  EXPENSES                .65%              .65%              .65%
NET  ASSETS,  ENDING  (IN THOUSANDS)
                             $427,945          $437,575           $321,001



                                                    YEARS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
                                                   1996               1995
NET  ASSET  VALUE,  BEGINNING                     $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                       .031               .037
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.031)            (.037)
NET  ASSET  VALUE,  ENDING                        $1.00              $1.00
TOTAL  RETURN                                      3.17%            3.78%*
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                       3.14%             3.69%
     TOTAL  EXPENSES                                .72%              .76%
     EXPENSES  BEFORE  OFFSETS                      .69%              .76%
     NET  EXPENSES                                  .68%              .75%
NET  ASSETS,  ENDING  (IN  THOUSANDS)          $346,008           $300,351



* TOTAL RETURN NUMBERS DO NOT REFLECT THE TENDER OPTION AGREEMENT. ON DECEMBER 15, 1994, THE PORTFOLIO ENTERED INTO A TENDERED OPTION AGREEMENT WITH THE ADVISOR VALUED AT $600,000 TO SECURE PAYMENT OF AN "AT RISK" INVESTMENT. ON JUNE 30, 1995, THE INVESTMENT PAID THE PORTFOLIO IN FULL AND THE OPTION EXPIRED UNUSED. THE EXPIRATION LOSS WAS APPLIED AGAINST THE ADVISOR'S CAPITAL CONTRIBUTION OF THE OPTION.

SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS
CALVERT DISTRIBUTORS, INC., THE FUND'S UNDERWRITER, PAYS DEALERS AN ONGOING SERVICE FEE OF UP TO 0.20% WHILE YOU OWN SHARES OF THE FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER).

CAMCO, CDI, OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE
SECURITIES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES.



TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING  IMPAIRED:
800-541-1524

CALVERT  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814
REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

CALVERT  GROUP  WEB  SITE
WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE.,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  800-368-2745

CALVERT  GROUP  WEB  SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549 0102, TELEPHONE: 202-942-8090.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEB  SITE  AT HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:     NO.  811-3101  (CTFR)












PROSPECTUS
APRIL  30,  2000
CALVERT  TAX-FREE  RESERVES  (CTFR)
MONEY  MARKET  PORTFOLIO  INSTITUTIONAL  CLASS






ABOUT  THE  FUND
2     INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE
2     FEES  AND  EXPENSES

ABOUT  YOUR  INVESTMENT
3     CALVERT  GROUP
3     ADVISORY  FEES
3     HOW  TO  BUY  SHARES
3     OTHER  CALVERT  GROUP  FEATURES
     (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
4     DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
5     HOW  TO  SELL  SHARES
6     FINANCIAL  HIGHLIGHTS







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT  OBJECTIVE,  STRATEGY  AND  PAST  PERFORMANCE

OBJECTIVE
CTFR MONEY MARKET (THE "FUND") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME, EXEMPT FROM FEDERAL INCOME TAXES, AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE FUND.

PRINCIPAL  INVESTMENT  STRATEGIES  AND  RELATED  RISKS
THE FUND INVESTS IN FIXED AND FLOATING RATE MUNICIPAL BONDS AND NOTES, VARIABLE RATE DEMAND NOTES, TAX-EXEMPT COMMERCIAL PAPER, AND OTHER HIGH QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED. THIS MAY INCLUDE INVESTMENTS WITH UNUSUAL FEATURES OR PRIVATELY PLACED ISSUES THAT ARE NOT WIDELY FOLLOWED IN THE FIXED INCOME MARKETPLACE. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND (RULE 2A-7) REQUIREMENTS.

MANY OF THE INSTRUMENTS HELD BY THE FUND ARE SUPPORTED BY A CREDIT FACILITY (TO IMPROVE THE CREDIT QUALITY) OR LIQUIDITY FACILITY (TO SHORTEN THE MATURITY)
PROVIDED  BY  BANKS;  THUS,  THE  FUND  HAS AN EXPOSURE TO THE BANKING INDUSTRY.

THE FUND MAY PURCHASE SECURITIES THAT HAVE NOT BEEN RATED BY A RATING AGENCY, SO LONG AS THE ADVISOR DETERMINES THEY ARE OF COMPARABLE CREDIT QUALITY TO RATED SECURITIES PERMISSIBLE FOR THE FUND.

UNRATED AND PRIVATELY PLACED SECURITIES MAY BE LESS LIQUID THAN THOSE THAT ARE RATED OR HAVE AN ACTIVE TRADING MARKET.

THE FUND'S YIELD WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO TRY TO LESSEN ITS EXPOSURE.

IN ADDITION TO INTEREST RATE RISK AND CREDIT RISK, DIFFERENT TYPES OF MUNICIPAL BONDS MAY BE AFFECTED DIFFERENTLY, BASED ON MANY FACTORS, INCLUDING ECONOMIC AND REGULATORY DEVELOPMENTS, CHANGES OR PROPOSED CHANGES IN THE FEDERAL AND STATE TAX STRUCTURE, DEREGULATION, AND COURT RULINGS, AMONG OTHER FACTORS.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $ 1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CTFR  MONEY  MARKET  INSTITUTIONAL  CLASS  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE INSTITUTIONAL CLASS' ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES ITS RETURNS OVER TIME TO THE LIPPER INSTITUTIONAL TAX-EXEMPT MONEY MARKET INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. INSTITUTIONAL CLASS SHARES HAVE AN ACTUAL INCEPTION DATE OF 8/31/97. HOWEVER, CLASS O SHARES (NOT OFFERED IN THIS PROSPECTUS) HAVE AN INCEPTION DATE OF 12/7/76. IN THE CHART AND TABLE BELOW, PERFORMANCE RESULTS BEFORE 8/31/97 ARE FOR CLASS O. BECAUSE CLASS O HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE INSTITUTIONAL CLASS WOULD HAVE REALIZED IN THE SAME PERIOD. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

YEAR-BY-YEAR  TOTAL  RETURN
BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '90     1.53%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '93     0.56%


AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)

                          1  YEAR     5  YEAR     10  YEAR
CTFR  MONEY  MARKET
   INSTITUTIONAL  CLASS      3.39%       3.56%       3.72%
LIPPER  INSTITUTIONAL
   TAX-EXEMPT
   MONEY  MARKET  INDEX      3.02%       3.29%       3.41%

FOR CURRENT YIELD INFORMATION ON THE INSTITUTIONAL CLASS CALL 800-317-2274, OR VISIT CALVERT GROUP'S WEBSITE AT WWW.CALVERT.COM/INSTITUTIONAL

FEES  AND  EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF A FUND.

SHAREHOLDER  FEES
(PAID  DIRECTLY  FROM  YOUR  ACCOUNT)
MAXIMUM  SALES  CHARGE  (LOAD)
IMPOSED  ON  PURCHASES                       NONE

MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)     NONE

ANNUAL  FUND  OPERATING  EXPENSES1
(EXPENSES  DEDUCTED  FROM  FUND  ASSETS)
MANAGEMENT  FEES                              .25
DISTRIBUTION  AND  SERVICE  (12B-1)  FEES    NONE
OTHER  EXPENSES                               .06
TOTAL  ANNUAL  FUND  OPERATING  EXPENSES      .31

1  EXPENSES  ARE  BASED  ON  THE  FUND'S  MOST  RECENT  FISCAL  YEAR.

MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, CALVERT ASSET MANAGEMENT COMPANY, INC. ("CAMCO").

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-  YOU  INVEST  $1,000,000  IN  THE  FUND  FOR  THE  TIME  PERIODS
INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

NUMBER  OF  YEARS  INVESTMENT  IS  HELD

     1  YEAR     3  YEARS     5  YEARS     10  YEARS
      $3,173       $9,971      $17,423       $39,333

ABOUT  CALVERT  GROUP
CAMCO (4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) IS THE FUNDS' INVESTMENT ADVISOR. CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

ADVISORY  FEES
THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY THE FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF THAT FUND'S AVERAGE DAILY NET ASSETS WAS 20%.

SHAREHOLDER  GUIDE

HOW  TO  BUY  SHARES
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. FOR MORE INFORMATION, PLEASE CONTACT THE CALVERT INSTITUTIONAL MARKETING GROUP AT 800-317-2274.

THE MINIMUM INITIAL INVESTMENT AND MINIMUM BALANCE REQUIRED IS $1,000,000. THE MINIMUM FOR SUBSEQUENT INVESTMENTS IS $25,000. INVESTMENTS MUST BE MADE BY WIRE OR BY EXCHANGE FROM ANOTHER CALVERT GROUP ACCOUNT.

SEND  YOUR  WIRE  TO:

ABA#011000028
FBO:  CTFR  MONEY  MARKET  INSTIT.  FUND  718
WIRE  ACCOUNT  #9903-765-7
INSERT  YOUR  NAME  AND  ACCOUNT  NUMBER  HERE
STATE  STREET  BANK  &  TRUST  COMPANY
BOSTON,  MASSACHUSETTS

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING.

THE FUND IS VALUED ACCORDING TO THE "AMORTIZED COST" METHOD, WHICH IS INTENDED TO STABILIZE THE NAV AT $1 PER SHARE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED. A TELEPHONE ORDER PLACED TO CALVERT INSTITUTIONAL MARKETING GROUP BY 11:00 A.M. EASTERN TIME WILL RECEIVE THE DIVIDEND ON FUND
SHARES DECLARED THAT DAY IF FEDERAL FUNDS ARE RECEIVED BY THE CUSTODIAN BY 5 P.M. EASTERN TIME. TELEPHONE ORDERS PLACED AFTER 11:00 A.M. WILL BEGIN EARNING DIVIDENDS ON FUND SHARES THE NEXT BUSINESS DAY. IF NO TELEPHONE ORDER IS PLACED, INVESTMENTS BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE.

ALL OF YOUR PURCHASES MUST BE MADE BY WIRE. NO CASH OR CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER.

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION VISIT WWW.CALVERT.COM /INSTITUTIONAL.
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

TELEPHONE  TRANSACTIONS
YOU MAY REDEEM BY EXCHANGE OF SHARES OR BY WIRE. INSTITUTIONAL CLASS ACCOUNT HOLDERS RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING

TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS. WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED.

BEFORE YOU MAKE AN EXCHANGE, PLEASE NOTE THE FOLLOWING: EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI-ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME TAX IDENTIFICATION NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS, AND THE BROKER/DEALER OR FINANCIAL INSTITUTION MAY IMPOSE CHARGES FOR THEIR SERVICES.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN YOUR ACCOUNT OF AT LEAST $1,000,000 PER FUND. IF THE ACCOUNT FALLS BELOW THE MINIMUM YOU MAY BE GIVEN A NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM AND WILL BE MOVED TO CLASS O IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

THE FUND ACCRUES DIVIDENDS DAILY FROM ITS NET INVESTMENT INCOME, AND PAYS THE DIVIDENDS MONTHLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH BY WIRE TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS.

FEDERAL  TAXES
DIVIDENDS DERIVED FROM INTEREST ON MUNICIPAL OBLIGATIONS CONSTITUTE EXEMPT INTEREST DIVIDENDS, ON WHICH YOU ARE NOT SUBJECT TO FEDERAL INCOME TAX. HOWEVER, DIVIDENDS WHICH ARE FROM TAXABLE INTEREST AND ANY DISTRIBUTIONS OF SHORT TERM CAPITAL GAIN ARE TAXABLE TO YOU AS ORDINARY INCOME. IF THE FUND MAKES ANY DISTRIBUTIONS OF LONG-TERM CAPITAL GAINS, THEN THESE ARE TAXABLE TO YOU AS

LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HELD YOUR SHARES OF THE FUND. DIVIDENDS ATTRIBUTABLE TO INTEREST ON CERTAIN PRIVATE ACTIVITY BONDS MUST BE INCLUDED IN FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS AND FOR CORPORATIONS. THE FUND MAY DERIVE UP TO 20% OF ITS INCOME FROM TAXABLE SHORT-TERM MONEY MARKET INVESTMENTS, FOR LIQUIDITY PURPOSES OR PENDING INVESTMENT. INTEREST EARNED FROM TAXABLE INVESTMENTS WILL BE TAXABLE AS ORDINARY INCOME.

IF ANY TAXABLE INCOME OR GAINS ARE PAID, IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED.

OTHER  TAX  INFORMATION
YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. A LETTER WILL BE MAILED TO YOU IN JANUARY DETAILING THE PERCENTAGE INVESTED IN YOUR STATE THE PREVIOUS TAX YEAR. SUCH DIVIDENDS MAY BE EXEMPT FROM CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUND IS OPEN FOR BUSINESS. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED AND ACCEPTED IN GOOD ORDER (SEE BELOW). YOU WILL RECEIVE DIVIDENDS THROUGH THE DATE THE REQUEST IS RECEIVED AND PROCESSED. A TELEPHONE ORDER FOR A REDEMPTION MUST BE RECEIVED BY THE CALVERT INSTITUTIONAL MARKETING GROUP BY 11:00 A.M. EASTERN TIME IN ORDER FOR THE PROCEEDS TO BE SENT TO YOU ON THE SAME BUSINESS DAY. IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS
EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE WIRED BECAUSE THE BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
INSTITUTIONAL  MARKETING  GROUP  800.317.2274
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. TO BETTER ENABLE CAMCO TO KEEP THE FUND FULLY INVESTED, CALVERT REQUESTS THAT YOU NOTIFY THE INSTITUTIONAL MARKETING GROUP AT LEAST 24 HOURS IN ADVANCE FOR ANY REDEMPTION OVER $10 MILLION PER DAY. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $50,000.

WRITTEN  REQUESTS
CALVERT  GROUP,
P.O.  BOX  219544,
KANSAS  CITY,  MO  64121-9544

YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

FINANCIAL  HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 FISCAL YEARS. THE FUND'S FISCAL YEAR END IS DECEMBER 31. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. PRIOR TO JULY 1, 1997, THE FUND WAS NOT AN
INSTITUTIONAL FUND, BUT WAS KNOWN AS CLASS MMP. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST.


MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                  YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
INSTITUTIONAL  CLASS/MMP         1999              1998               1997
NET  ASSET  VALUE,  BEGINNING   $1.00             $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME     .033              .035               .031
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME    (.033)            (.035)            (.031)
NET  ASSET  VALUE,  ENDING      $1.00             $1.00              $1.00

TOTAL  RETURN                    3.39%             3.58%             3.12%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME     3.36%             3.54%             3.37%
     TOTAL  EXPENSES              .31%              .30%              .63%
     EXPENSES  BEFORE  OFFSETS    .31%              .30%              .63%
     NET  EXPENSES                .29%              .29%              .62%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                             $237,544          $246,967            $51,087




                                                  PERIODS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
INSTITUTIONAL  CLASS/MMP                           1996              1995^
NET  ASSET  VALUE,  BEGINNING                     $1.00              $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                       .030               .008
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                      (.030)            (.008)
NET  ASSET  VALUE,  ENDING                        $1.00              $1.00

TOTAL  RETURN                                      2.68%              .79%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                       2.65%          3.19%(A)
     TOTAL  EXPENSES                               1.29%          1.35%(A)
     EXPENSES  BEFORE  OFFSETS                     1.29%          1.35%(A)
     NET  EXPENSES                                 1.28%          1.34%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)           $33,160            $41,736

(A) ANNUALIZED
^   FROM  OCTOBER  2,  1995  INCEPTION.

TO  OPEN  AN  ACCOUNT:
800-317-2274

SERVICE  FOR  EXISTING  ACCOUNTS:
800-317-2274

TDD  FOR  HEARING-IMPAIRED:
800-541  1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814


REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  INSTITUTIONAL  MARKETING  GROUP
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM/INSTITUTIONAL

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SALS, REQUEST OTHER INFORMATION AND
DISCUSS  YOUR  QUESTIONS  ABOUT  THE  FUNDS  AT:

CALVERT  GROUP
ATTN:  INSTITUTIONAL  MARKETING  GROUP
4550  MONTGOMERY  AVE.,  SUITE  1000N
BETHESDA,  MD.  20814
TELEPHONE:  1-800-317-2274

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SALS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102,
     TELEPHONE:  202-942-8090.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV

INVESTMENT  COMPANY  ACT  FILE:     NO.  811-3101  (CTFR)





CALVERT
TAX-FREE  RESERVES
VERMONT  MUNICIPAL  PORTFOLIO
PROSPECTUS


APRIL  30,  2000

PROSPECTUS
APRIL  30,  2000

CALVERT  TAX-FREE  RESERVES  FUND
VERMONT  MUNICIPAL  PORTFOLIO



ABOUT  THE  FUND
2     INVESTMENT  OBJECTIVE,  STRATEGY,  PAST  PERFORMANCE
5     FEES  AND  EXPENSES
6     INVESTMENT  PRACTICES  AND  RISKS

ABOUT  YOUR  INVESTMENT
10     CALVERT  GROUP  AND  THE  PORTFOLIO  MANAGEMENT  TEAM
10     ADVISORY  FEES
10     HOW  TO  BUY  SHARES  (SALES  CHARGES,  ETC.)
12     IMPORTANT  -  HOW  SHARES  ARE  PRICED
13     OTHER  CALVERT  GROUP  FEATURES
          (EXCHANGES,  MINIMUM  ACCOUNT  BALANCE,  ETC.)
15     DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
17     HOW  TO  SELL  SHARES
19     FINANCIAL  HIGHLIGHTS
21     EXHIBIT  A-  REDUCED  SALES  CHARGES
22     EXHIBIT  B-  SERVICE  FEES  AND
       ARRANGEMENTS  WITH  DEALERS












THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OBJECTIVE
CTFR VERMONT MUNICIPAL (THE "FUND") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND VERMONT STATE INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE FUND.

PRINCIPAL  INVESTMENT  STRATEGIES
THE FUND TYPICALLY INVESTS AT LEAST 65% OF ITS NET ASSETS IN INVESTMENT GRADE DEBT SECURITIES. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED IN VARIOUS MATURITY RANGES. TO THE EXTENT IT MAY DO SO CONSISTENT WITH ITS INVESTMENT OBJECTIVE, THE FUND FOLLOWS A STRATEGY TO ALSO SEEK TO PROVIDE A COMPETITIVE RATE OF TOTAL RETURN. THERE IS NO LIMIT ON THE FUND'S AVERAGE PORTFOLIO MATURITY OR DURATION (ANOTHER MEASURE OF THE FUND'S INTEREST RATE SENSITIVITY), ALTHOUGH THE AVERAGE PORTFOLIO DURATION IS EXPECTED TO BE BETWEEN FOUR AND NINE YEARS.

THE FUND MAY INVEST IN A VARIETY OF TAX-EXEMPT OBLIGATIONS INCLUDING TAX-SUPPORTED DEBT (GENERAL OBLIGATION BONDS OF STATE AND LOCAL ISSUERS), VARIOUS TYPES OF REVENUE DEBT (TRANSPORTATION, HOUSING, UTILITIES, HOSPITAL), SPECIAL TAX OBLIGATIONS, AND QUALIFIED PRIVATE ACTIVITY BONDS AND OTHER STATE AND LOCAL GOVERNMENT AUTHORITIES, MUNICIPAL LEASES, AND CERTIFICATES OF PARTICIPATION IN SUCH INVESTMENTS.

UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WHOSE INTEREST IS EXEMPT FROM FEDERAL AND VERMONT STATE INCOME TAX. THE FUND WILL ALSO ATTEMPT TO INVEST THE REMAINING 35% OF ITS TOTAL ASSETS IN SUCH OBLIGATIONS, BUT MAY INVEST IT IN MUNICIPAL OBLIGATIONS OF OTHER STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, THE DISTRICT OF COLUMBIA AND THEIR RESPECTIVE AUTHORITIES, AGENCIES,
INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS OR IN SHORT-TERM TAXABLE MONEY MARKET-TYPE INSTRUMENTS. DIVIDENDS PAID BY THE FUND WHICH ARE DERIVED FROM INTEREST ATTRIBUTABLE TO VERMONT MUNICIPAL OBLIGATIONS WILL BE EXEMPT FROM FEDERAL AND VERMONT STATE PERSONAL INCOME TAXES. DIVIDENDS DERIVED FROM INTEREST ON TAX-EXEMPT OBLIGATIONS OF OTHER GOVERNMENTAL ISSUERS WILL BE EXEMPT FROM FEDERAL INCOME TAX, BUT WILL BE SUBJECT TO VERMONT STATE INCOME TAXES.

BECAUSE THE FUND INVESTS PRIMARILY IN VERMONT MUNICIPAL OBLIGATIONS, THE ECONOMY AND POLITICAL CLIMATE IN THAT STATE HAVE A GREAT IMPACT ON THE FUND. THE FUND MAY INVEST UP TO 25% OF ITS ASSETS IN A SINGLE ISSUER.

PRINCIPAL  RISKS
YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND, OR THE FUND COULD UNDERPERFORM, MOST LIKELY FOR ANY OF THE FOLLOWING REASONS:

-     THE  BOND  MARKET  GOES  DOWN
- THE INDIVIDUAL BONDS IN THE FUND DO NOT PERFORM AS WELL AS EXPECTED, DUE TO CREDIT, POLITICAL OR OTHER RISKS
- THE ADVISOR'S FORECAST AS TO INTEREST RATES IS NOT CORRECT. INCREASES IN MARKET INTEREST RATES CAN CAUSE THE PRICE OF A DEBT SECURITY TO DECREASE.
- THE ADVISOR'S ALLOCATION AMONG DIFFERENT SECTORS OF THE BOND MARKET DOES NOT PERFORM AS WELL AS EXPECTED
- THE FUND IS NON-DIVERSIFIED. COMPARED TO OTHER FUNDS, THE FUND MAY INVEST MORE OF ITS ASSETS IN A SMALLER NUMBER OF BONDS. GAINS OR LOSSES ON A
SINGLE  BOND  MAY  HAVE  GREATER  IMPACT  ON  THE  FUND.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CTFR  VERMONT  MUNICIPAL  PERFORMANCE
THE BAR CHART AND TABLE BELOW SHOW THE FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE OF THE SHARES HAS VARIED FROM YEAR TO YEAR. THE TABLE COMPARES THE FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN MUNICIPAL BOND INDEX. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS THE FUND'S RETURNS COMPARED TO THE LIPPER OTHER STATES MUNICIPAL DEBT FUNDS AVERAGE, A COMPOSITE AVERAGE OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX AND AVERAGE USED FOR COMPARISON IN THE TABLE.

CTFR  VERMONT  MUNICIPAL
YEAR-BY-YEAR  TOTAL  RETURN  (AT  NAV)





[INSERT  BAR  CHART  HERE]








     BEST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '95    4.90%
     WORST  QUARTER  (OF  PERIODS  SHOWN)    Q1  '94   (3.55%)


AVERAGE  ANNUAL  TOTAL  RETURNS  (AS  OF  12.31.99)
(WITH  MAXIMUM  SALES  CHARGE  DEDUCTED)

                                   1  YEAR     5   YEAR       SINCE
                                                         INCEPTION*
CTFR  VERMONT  MUNICIPAL            (7.85%)        4.44%      5.18%
LEHMAN  MUNICIPAL  BOND  INDEX  TR  (2.06%)        6.91%      6.89%
LIPPER  OTHER  STATES  MUNICIPAL
DEBT  FUNDS  AVERAGE                (3.83%)        5.73%      5.65%

*THE MONTH END DATE OF 4/30/91 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 4/1/91

FEES  AND  EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF A FUND.

SHAREHOLDER  FEES  (PAID  DIRECTLY  FROM  YOUR  ACCOUNT)
     MAXIMUM  SALES  CHARGE  (LOAD)                           3.75%
          (AS  A  PERCENTAGE  OF  OFFERING  PRICE)
     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)                 NONE1
          (AS  A  PERCENTAGE  OF  PURCHASE  OR
          REDEMPTION  PROCEEDS,  WHICHEVER  IS  LOWER)

ANNUAL  FUND  OPERATING  EXPENSES2
(EXPENSES  THAT  ARE  DEDUCTED  FROM  FUND  ASSETS)

     MANAGEMENT  FEES                                          .61%
     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES                 NONE
     OTHER  EXPENSES                                           .17%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES                  .78%

1 PURCHASES OF SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1.0% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE. (SEE "HOW TO BUY SHARES")
2 EXPENSES ARE BASED ON THE FUND'S MOST RECENT FISCAL YEAR. MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, CALVERT ASSET MANAGEMENT COMPANY, INC. ("CAMCO").



EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-  YOU  INVEST  $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                             1  YEAR     3  YEARS     5  YEARS     10  YEARS
CTFR  VERMONT
MUNICIPAL                       $452         $615         $792        $1,305

INVESTMENT  PRACTICES  AND  RISKS
THE MOST CONCISE DESCRIPTION OF THE PRINCIPAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS IS UNDER THE EARLIER SUMMARY. THE FUND IS ALSO PERMITTED TO INVEST IN CERTAIN OTHER INVESTMENTS AND TO USE CERTAIN INVESTMENT TECHNIQUES THAT HAVE HIGHER RISKS ASSOCIATED WITH THEM. ON THE FOLLOWING PAGES ARE BRIEF DESCRIPTIONS OF THE FUND'S INVESTMENT PRACTICES AND TECHNIQUES.

FOR EACH OF THE INVESTMENT PRACTICES LISTED, THE TABLE BELOW SHOWS THE FUND'S LIMITATIONS AS A PERCENTAGE OF ITS ASSETS AND THE PRINCIPAL TYPES OF RISK INVOLVED. (SEE THE PAGES FOLLOWING THE TABLE FOR A DESCRIPTION OF THE TYPES OF RISKS). NUMBERS IN THIS TABLE SHOW MAXIMUM ALLOWABLE AMOUNT ONLY; FOR ACTUAL USAGE, CONSULT THE ANNUAL/SEMI-ANNUAL REPORTS.


KEY  TO  TABLE
J     FUND  CURRENTLY  USES  AS  A  PRINCIPAL  INVESTMENT  PRACTICE
Q PERMITTED, BUT NOT TYPICALLY USED AS A PRINCIPAL INVESTMENT PRACTICE (% OF ASSETS ALLOWABLE, IF RESTRICTED)
8     NOT  PERMITTED
XN    ALLOWED  UP  TO  X%  OF  FUND'S  NET  ASSETS
XT    ALLOWED  UP  TO  X%  OF  FUND'S  TOTAL  ASSETS
NA    NOT  APPLICABLE  TO  THIS  TYPE  OF  FUND


INVESTMENT  PRACTICES
TEMPORARY  DEFENSIVE  POSITIONS.
DURING ADVERSE MARKET, ECONOMIC OR POLITICAL CONDITIONS, THE FUND MAY DEPART FROM ITS PRINCIPAL INVESTMENT STRATEGIES BY INCREASING ITS INVESTMENT IN U.S. GOVERNMENT SECURITIES AND OTHER SHORT-TERM INTEREST-BEARING SECURITIES. DURING TIMES OF ANY TEMPORARY DEFENSIVE POSITIONS, THE FUND MAY NOT BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVE.
RISKS:  OPPORTUNITY.


CONVENTIONAL  SECURITIES

INVESTMENT GRADE BONDS. BONDS RATED BBB/BAA OR HIGHER OR COMPARABLE UNRATED BONDS. RISKS: INTEREST RATE, MARKET, POLITICAL AND CREDIT.

Q






     J

INVESTMENT  PRACTICES
BELOW-INVESTMENT GRADE BONDS. BONDS RATED BELOW BBB/BAA OR COMPARABLE UNRATED BONDS, ALSO KNOWN AS HIGH-YIELD BONDS. THEY ARE SUBJECT TO GREATER CREDIT RISK THAN INVESTMENT GRADE BONDS. RISKS: CREDIT, MARKET, INTEREST RATE, LIQUIDITY, POLITICAL AND INFORMATION.

UNRATED DEBT SECURITIES. BONDS THAT HAVE NOT BEEN RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH.
RISKS:  CREDIT,  MARKET,  INTEREST  RATE,  LIQUIDITY, POLITICAL AND INFORMATION.

ILLIQUID SECURITIES. SECURITIES WHICH CANNOT BE READILY SOLD BECAUSE THERE IS NO ACTIVE MARKET. RISKS: LIQUIDITY, MARKET AND TRANSACTION.


UNLEVERAGED  DERIVATIVE  SECURITIES

ASSET-BACKED SECURITIES. SECURITIES ARE ISSUED BY A SPECIAL PURPOSE ENTITY AND ARE BACKED BY FIXED-INCOME OR OTHER INTEREST BEARING ASSETS. RISKS: CREDIT, INTEREST RATE, POLITICAL AND LIQUIDITY.

MORTGAGE-BACKED SECURITIES (TYPICALLY, SINGLE-FAMILY MORTGAGE BONDS). SECURITIES ARE BACKED BY POOLS OF MORTGAGES, INCLUDING PASSTHROUGH CERTIFICATES.RISKS:
CREDIT,  EXTENSION,  PREPAYMENT,  LIQUIDITY,  POLITICAL  AND  INTEREST  RATE.

LEVERAGED  DERIVATIVE  INSTRUMENTS

OPTIONS ON SECURITIES AND INDICES. CONTRACTS GIVING THE HOLDER THE RIGHT BUT NOT THE OBLIGATION TO PURCHASE OR SELL A SECURITY (OR THE CASH VALUE, IN THE CASE OF AN OPTION ON AN INDEX) AT A SPECIFIED PRICE WITHIN A SPECIFIED TIME. ANY OPTIONS WRITTEN BY THE FUND MUST BE COVERED. RISKS: INTEREST RATE, MARKET, LEVERAGE, CORRELATION, LIQUIDITY, CREDIT AND OPPORTUNITY.


     Q
     35N



     Q

     Q
     15N





     Q




     Q






     Q
     5N

INVESTMENT  PRACTICES
FUTURES CONTRACT. AGREEMENT TO BUY OR SELL A SPECIFIC AMOUNT OF A COMMODITY OR FINANCIAL INSTRUMENT AT A PARTICULAR PRICE ON A SPECIFIC FUTURE DATE. RISKS:
INTEREST  RATE,  MARKET,  LEVERAGE,  CORRELATION,  LIQUIDITY  AND  OPPORTUNITY.

STRUCTURED  SECURITIES.  INVERSE  FLOATING RATE MUNICIPAL NOTES AND BONDS. THESE
SECURITIES  TEND  TO  BE  HIGHLY  SENSITIVE  TO  INTEREST RATE MOVEMENTS. RISKS:
CREDIT,  INTEREST  RATE, MARKET, LEVERAGE, LIQUIDITY, POLITICAL AND CORRELATION.


Q
     5N


     Q


THE FUND HAS ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS (FOR EXAMPLE, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, BORROWING, PLEDGING, AND SECURITIES LENDING, AND WHEN-ISSUED SECURITIES.) THESE POLICIES AND RESTRICTIONS ARE DISCUSSED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI.")

TYPES  OF  INVESTMENT  RISK
CORRELATION  RISK
THIS OCCURS WHEN A FUND "HEDGES"- USES ONE INVESTMENT TO OFFSET THE FUND'S POSITION IN ANOTHER. IF THE TWO INVESTMENTS DO NOT BEHAVE IN RELATION TO ONE ANOTHER THE WAY FUND MANAGERS EXPECT THEM TO, THEN UNEXPECTED OR UNDESIRED RESULTS MAY OCCUR. FOR EXAMPLE, A HEDGE MAY ELIMINATE OR REDUCE GAINS AS WELL AS OFFSET LOSSES.

CREDIT  RISK
THE RISK THAT THE ISSUER OF A SECURITY OR THE COUNTERPARTY TO AN INVESTMENT CONTRACT MAY DEFAULT OR BECOME UNABLE TO PAY ITS OBLIGATIONS WHEN DUE.

EXTENSION  RISK
THE RISK THAT AN UNEXPECTED RISE IN INTEREST RATES WILL EXTEND THE LIFE OF A MORTGAGE-BACKED SECURITY BEYOND THE EXPECTED PREPAYMENT TIME, TYPICALLY REDUCING THE SECURITY'S VALUE.

INFORMATION  RISK
THE RISK THAT INFORMATION ABOUT A SECURITY OR ISSUER OR THE MARKET MIGHT NOT BE AVAILABLE, COMPLETE, ACCURATE OR COMPARABLE.

INTEREST  RATE  RISK
THE RISK THAT CHANGES IN INTEREST RATES WILL ADVERSELY AFFECT THE VALUE OF AN INVESTOR'S SECURITIES. WHEN INTEREST RATES RISE, THE VALUE OF FIXED-INCOME SECURITIES WILL GENERALLY FALL. CONVERSELY, A DROP IN INTEREST RATES WILL GENERALLY CAUSE AN

INCREASE IN THE VALUE OF FIXED-INCOME SECURITIES. LONGER-TERM SECURITIES AND ZERO COUPON/"STRIPPED" COUPON SECURITIES ("STRIPS") ARE SUBJECT TO GREATER INTEREST RATE RISK.

LEVERAGE  RISK
THE RISK THAT OCCURS IN SOME SECURITIES OR TECHNIQUES WHICH TEND TO MAGNIFY THE EFFECT OF SMALL CHANGES IN AN INDEX OR A MARKET. THIS CAN RESULT IN A LOSS THAT EXCEEDS THE AMOUNT ACTUALLY INVESTED.

LIQUIDITY  RISK
THE RISK THAT OCCURS WHEN INVESTMENTS CANNOT BE READILY SOLD. A FUND MAY HAVE TO ACCEPT A LESS-THAN-DESIRABLE PRICE TO COMPLETE THE SALE OF AN ILLIQUID SECURITY OR MAY NOT BE ABLE TO SELL IT AT ALL.

MANAGEMENT  RISK
THE RISK THAT A FUND'S PORTFOLIO MANAGEMENT PRACTICES MIGHT NOT WORK TO ACHIEVE THEIR DESIRED RESULT.

MARKET  RISK
THE  RISK  THAT  SECURITIES  PRICES  IN  A  MARKET, A SECTOR OR AN INDUSTRY WILL
FLUCTUATE,  AND  THAT  SUCH  MOVEMENTS  MIGHT  REDUCE  AN  INVESTMENT'S  VALUE.

OPPORTUNITY  RISK
THE RISK OF MISSING OUT ON AN INVESTMENT OPPORTUNITY BECAUSE THE ASSETS NEEDED TO TAKE ADVANTAGE OF IT ARE COMMITTED TO LESS ADVANTAGEOUS INVESTMENTS OR STRATEGIES.

POLITICAL  RISK  (MUNICIPAL  BONDS)
THE RISK THAT DIFFERENT TYPES OF MUNICIPAL BONDS MAY BE ADVERSELY AFFECTED BY CHANGES OR PROPOSED CHANGES IN THE FEDERAL OR STATE TAX STRUCTURE, ECONOMIC AND REGULATORY DEVELOPMENT, JUDICIAL OPINIONS, AND OTHER FACTORS.

PREPAYMENT  RISK
THE  RISK  THAT  UNANTICIPATED  PREPAYMENTS  MAY  OCCUR, REDUCING THE VALUE OF A
MORTGAGE-BACKED SECURITY. THE FUND MUST THEN REINVEST THOSE ASSETS AT THE CURRENT, MARKET RATE WHICH MAY BE LOWER.

TRANSACTION  RISK
THE RISK THAT A FUND MAY BE DELAYED OR UNABLE TO SETTLE A TRANSACTION OR THAT COMMISSIONS AND SETTLEMENT EXPENSES MAY BE HIGHER THAN USUAL.

ABOUT  CALVERT  GROUP
CAMCO (4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) IS THE FUND'S INVESTMENT ADVISOR. CAMCO PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE, FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES/DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976. CAMCO IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS. AS OF DECEMBER 31, 1999, CAMCO HAD OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO USES A TEAM APPROACH TO ITS MANAGEMENT OF THE FUND. SINCE INCEPTION, INVESTMENT SELECTIONS FOR THE FUND HAVE BEEN MADE BY DAVID R. ROCHAT AND RENO J. MARTINI. MR. ROCHAT IS A DIRECTOR AND SENIOR VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC. HE IS A TRUSTEE/DIRECTOR AND SENIOR VICE PRESIDENT OF FIRST VARIABLE RATE FUND, CALVERT TAX-FREE RESERVES, MONEY MANAGEMENT PLUS, THE CALVERT FUND, AND CALVERT MUNICIPAL FUND, INC., AND IS PRIMARILY RESPONSIBLE FOR SETTING THE INVESTMENT STRATEGY OF THE TRADING DEPARTMENT, UTILIZING OVER 20 YEARS' EXPERIENCE IN THE SECURITIES AND INVESTMENT COMMUNITY. MR. ROCHAT JOINED CALVERT GROUP IN 1981 AFTER ESTABLISHING AND MANAGING THE MUNICIPAL BOND DEPARTMENT AT DONALDSON, LUFKIN, & JENRETTE SECURITIES CORPORATION. RENO J. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CAMCO, OVERSEES THE MANAGEMENT OF ALL CALVERT FUNDS FOR CAMCO. MR. MARTINI HAS OVER 18 YEARS OF EXPERIENCE IN EVALUATING AND PURCHASING MUNICIPAL SECURITIES AND HAS BEEN THE HEAD OF CAMCO'S ASSET MANAGEMENT TEAM SINCE 1985.

ADVISORY  FEES
THE FOLLOWING TABLE SHOWS THE AGGREGATE ANNUAL ADVISORY FEE PAID TO CAMCO BY THE FUND FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS.

     FUND                    ADVISORY  FEE
     CTFR  VERMONT              .60%

HOW  TO  BUY  SHARES

GETTING  STARTED  -  BEFORE  YOU  OPEN  AN  ACCOUNT
YOU  HAVE  A  FEW DECISIONS TO MAKE BEFORE YOU OPEN AN ACCOUNT IN A MUTUAL FUND.

FIRST,  DECIDE  WHICH  FUND  OR  FUNDS  BEST  SUITS  YOUR  NEEDS AND YOUR GOALS.

SECOND, DECIDE WHAT KIND OF ACCOUNT YOU WANT TO OPEN. CALVERT OFFERS INDIVIDUAL, JOINT, TRUST, UNIFORM GIFTS/TRANSFERS TO MINOR ACCOUNTS, AND SEVERAL OTHER TYPES OF ACCOUNTS.

SHARES  OF  CTFR  VERMONT  ARE  SOLD  WITH  A  FRONT-END  SALES  CHARGE.

YOU WILL PAY A SALES CHARGE AT THE TIME OF EACH PURCHASE. THIS TABLE SHOWS THE CHARGES BOTH AS A PERCENTAGE OF OFFERING PRICE AND AS A PERCENTAGE OF THE AMOUNT YOU INVEST. THE TERM "OFFERING PRICE" INCLUDES THE FRONT-END SALES CHARGE. IF YOU INVEST MORE, THE SALES CHARGE WILL BE LOWER. FOR EXAMPLE, IF YOU INVEST MORE THAN $50,000, OR IF YOUR CUMULATIVE PURCHASES OR THE VALUE IN YOUR ACCOUNT IS MORE THAN $50,000,4 THEN THE SALES CHARGE IS REDUCED TO 3.00%.

YOUR  INVESTMENT  IN                    SALES  CHARGE  AS     %  OF  AMOUNT
                                        %  OF  OFFERING  PRICE     INVESTED
LESS  THAN  $50,000                            3.75%                  3.90%
$50,000  BUT  LESS  THAN  $100,000             3.00%                  3.09%
$100,000  BUT  LESS  THAN  $250,000            2.25%                  2.30%
$250,000  BUT  LESS  THAN  $500,000            1.75%                  1.78%
$500,000  BUT  LESS  THAN  $1,000,000          1.00%                  1.01%
$1,000,000  AND  OVER                          NONE*                  NONE*

4 THIS IS CALLED "RIGHTS OF ACCUMULATION." THE SALES CHARGE IS CALCULATED BY TAKING INTO ACCOUNT NOT ONLY THE DOLLAR AMOUNT OF THE NEW PURCHASE OF SHARES, BUT ALSO THE HIGHER OF COST OR CURRENT VALUE OF SHARES YOU HAVE PREVIOUSLY PURCHASED IN CALVERT GROUP FUNDS THAT IMPOSE SALES CHARGES. THIS AUTOMATICALLY APPLIES TO YOUR ACCOUNT FOR EACH NEW PURCHASE OF SHARES.

* PURCHASES OF SHARES AT NAV FOR ACCOUNTS WITH $1,000,000 OR MORE ON WHICH A FINDER'S FEE HAS BEEN PAID ARE SUBJECT TO A ONE YEAR CDSC OF 1.00%. SEE THE "CALCULATION OF CONTINGENT DEFERRED SALES CHARGE."

THE FRONT-END SALES CHARGE MAY BE WAIVED FOR CERTAIN PURCHASES OR INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN GROUP RETIREMENT PLANS OR OTHER QUALIFIED GROUPS AND CLIENTS OF REGISTERED INVESTMENT ADVISERS. FOR DETAILS ON THESE AND OTHER PURCHASES THAT MAY QUALIFY FOR A REDUCED SALES CHARGE, SEE EXHIBIT A.

CALCULATION  OF  CONTINGENT  DEFERRED  SALES  CHARGE
THE CDSC WILL NOT BE CHARGED ON SHARES YOU RECEIVED AS DIVIDENDS OR FROM CAPITAL GAINS DISTRIBUTIONS OR ON ANY CAPITAL APPRECIATION (GAIN IN THE VALUE) OF SHARES THAT ARE SOLD.

SHARES  THAT  ARE  NOT  SUBJECT  TO THE CDSC WILL BE REDEEMED FIRST, FOLLOWED BY
SHARES YOU HAVE HELD THE LONGEST. THE CDSC IS CALCULATED BY DETERMINING THE SHARE VALUE AT BOTH THE TIME OF PURCHASE AND REDEMPTION AND THEN MULTIPLYING WHICHEVER VALUE IS LESS BY THE PERCENTAGE THAT APPLIES AS SHOWN ABOVE. IF YOU CHOOSE TO SELL ONLY PART OF YOUR SHARES, THE CAPITAL APPRECIATION FOR THOSE SHARES ONLY IS INCLUDED IN THE CALCULATION, RATHER THAN THE CAPITAL APPRECIATION FOR THE ENTIRE ACCOUNT.

NEXT  STEP  -  ACCOUNT  APPLICATION

COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. FOR MORE INFORMATION, CONTACT YOUR FINANCIAL PROFESSIONAL OR OUR SHAREHOLDER SERVICES DEPARTMENT AT 800-368-2748.

MINIMUM  TO  OPEN  AN  ACCOUNT             MINIMUM  ADDITIONAL
$2,000                                      INVESTMENTS  -$250
PLEASE  MAKE  YOUR  CHECK  PAYABLE
TO  THE  FUND  AND  MAIL  IT  TO:

     NEW  ACCOUNTS:                        SUBSEQUENT  INVESTMENTS:
     (INCLUDE  APPLICATION)                (INCLUDE  INVESTMENT  SLIP)
     CALVERT  GROUP                        CALVERT  GROUP
     P.O.  BOX  219544                     P.O.  BOX  219739
     KANSAS,  CITY  MO                     KANSAS  CITY,  MO
     64121-9544                            64121-9739

     BY  REGISTERED,                       CALVERT  GROUP
     CERTIFIED,  OR                        C/O  NFDS,
     OVERNIGHT  MAIL                       330  WEST  9TH  ST.
                                           KANSAS  CITY,  MO  64105-1807

     AT  THE  CALVERT  OFFICE              VISIT THE CALVERT OFFICE TO MAKE
                                           INVESTMENTS BY CHECK. SEE THE BACK
                                           COVER  PAGE  FOR  THE  ADDRESS.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING.

PORTFOLIO SECURITIES AND OTHER ASSETS ARE VALUED BASED ON MARKET QUOTATIONS. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF TRUSTEES/DIRECTORS BELIEVES ACCURATELY REFLECTS FAIR VALUE.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED IN GOOD ORDER. ALL OF YOUR PURCHASES MUST BE MADE IN US DOLLARS. NO CASH OR THIRD PARTY CHECKS WILL BE ACCEPTED. NO CREDIT CARD OR CREDIT LOAN CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER. AS A CONVENIENCE, CHECK PURCHASES RECEIVED AT CALVERT'S OFFICE IN BETHESDA, MARYLAND WILL BE SENT BY OVERNIGHT DELIVERY TO THE TRANSFER AGENT AND WILL BE CREDITED THE NEXT BUSINESS DAY UPON RECEIPT. ANY CHECK PURCHASE RECEIVED WITHOUT AN INVESTMENT SLIP MAY CAUSE DELAYED CREDITING. ANY PURCHASE LESS THAN THE $250 MINIMUM FOR SUBSEQUENT INVESTMENTS WILL BE CHARGED A SERVICE FEE OF $3. IF YOUR CHECK DOES NOT CLEAR YOUR BANK, YOUR PURCHASE WILL BE CANCELED AND YOU WILL BE CHARGED A $25 FEE PLUS ANY COSTS INCURRED. ALL PURCHASES WILL BE CONFIRMED AND CREDITED TO YOUR ACCOUNT IN FULL AND FRACTIONAL SHARES (ROUNDED TO THE NEAREST
1/1000TH  OF  A  SHARE).

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT WWW.CALVERT.COM
YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CALVERT  MONEY  CONTROLLER
CALVERT MONEY CONTROLLER ALLOWS YOU TO PURCHASE OR SELL SHARES BY ELECTRONIC FUNDS TRANSFER WITHOUT THE TIME DELAY OF MAILING A CHECK OR THE ADDED EXPENSE OF A WIRE. USE THIS SERVICE TO TRANSFER UP TO $300,000 ELECTRONICALLY. ALLOW ONE OR TWO BUSINESS DAYS AFTER YOU PLACE YOUR REQUEST FOR THE TRANSFER TO TAKE PLACE. MONEY TRANSFERRED TO PURCHASE NEW SHARES WILL BE SUBJECT TO A HOLD OF UP TO 10 BUSINESS DAYS BEFORE REDEMPTION REQUESTS WILL BE HONORED. TRANSACTION REQUESTS MUST BE RECEIVED BY 4 P.M. ET. YOU MAY REQUEST THIS SERVICE ON YOUR INITIAL ACCOUNT APPLICATION. CALVERT MONEY CONTROLLER TRANSACTIONS RETURNED FOR INSUFFICIENT FUNDS WILL INCUR A $25 CHARGE.

TELEPHONE  TRANSACTIONS
YOU MAY PURCHASE, REDEEM, OR EXCHANGE SHARES, WIRE FUNDS AND USE CALVERT MONEY CONTROLLER BY TELEPHONE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS (CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT REPRESENTATIVE FOR MORE INFORMATION). WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

NO CDSC IS IMPOSED ON EXCHANGES OF SHARES SUBJECT TO A CDSC AT THE TIME OF THE EXCHANGE. THE APPLICABLE CDSC IS IMPOSED AT THE TIME THE SHARES ACQUIRED BY THE EXCHANGE ARE REDEEMED.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND  SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI-ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME SOCIAL SECURITY NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS. INVESTORS MAY BE CHARGED A FEE IF THEY EFFECT TRANSACTIONS IN FUND SHARES THROUGH A BROKER OR AGENT.

MINIMUM  ACCOUNT  BALANCE
PLEASE MAINTAIN A BALANCE IN EACH OF YOUR ACCOUNTS OF AT LEAST $1,000. IF THE BALANCE IN ANY OF YOUR ACCOUNTS FALLS BELOW THE MINIMUM DURING A MONTH, YOUR ACCOUNT MAY BE CLOSED AND THE PROCEEDS MAILED TO THE ADDRESS OF RECORD. YOU WILL RECEIVE NOTICE THAT YOUR ACCOUNT IS BELOW THE MINIMUM, AND WILL BE CLOSED IF THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT WITHIN 30 DAYS.

DIVIDENDS,  CAPITAL  GAINS,  AND  TAXES
THE FUND PAYS DIVIDENDS FROM ITS NET INVESTMENT INCOME AS SHOWN BELOW. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR;

HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED.
CTFR  VERMONT:     PAID  MONTHLY

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

BUYING  A  DIVIDEND
AT THE TIME OF PURCHASE, THE SHARE PRICE OF EACH CLASS MAY REFLECT UNDISTRIBUTED INCOME, CAPITAL GAINS OR UNREALIZED APPRECIATION OF SECURITIES. ANY INCOME OR CAPITAL GAINS FROM THESE AMOUNTS WHICH ARE LATER DISTRIBUTED TO YOU ARE FULLY TAXABLE. ON THE RECORD DATE FOR A DISTRIBUTION, SHARE VALUE IS REDUCED BY THE AMOUNT OF THE DISTRIBUTION. IF YOU BUY SHARES JUST BEFORE THE RECORD DATE
("BUYING  A  DIVIDEND")  YOU  WILL  PAY  THE  FULL PRICE FOR THE SHARES AND THEN
RECEIVE  A  PORTION  OF  THE  PRICE  BACK  AS  A  TAXABLE  DISTRIBUTION.

FEDERAL  TAXES
DIVIDENDS DERIVED FROM INTEREST ON MUNICIPAL OBLIGATIONS CONSTITUTE EXEMPT-INTEREST DIVIDENDS, ON WHICH YOU ARE NOT SUBJECT TO FEDERAL INCOME TAX. HOWEVER, DIVIDENDS WHICH ARE FROM TAXABLE INTEREST AND ANY DISTRIBUTIONS OF SHORT TERM CAPITAL GAIN ARE TAXABLE TO YOU AS ORDINARY INCOME. IF THE FUND MAKES ANY DISTRIBUTIONS OF LONG-TERM CAPITAL GAINS, THEN THESE ARE TAXABLE TO YOU AS LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HELD YOUR SHARES OF THE FUND. DIVIDENDS ATTRIBUTABLE TO INTEREST ON CERTAIN PRIVATE ACTIVITY BONDS MUST BE INCLUDED IN FEDERAL ALTERNATIVE MINIMUM TAX FOR INDIVIDUALS AND FOR CORPORATIONS. THE FUND MAY DERIVE UP TO 20% OF ITS INCOME FROM TAXABLE SHORT-TERM MONEY MARKET INVESTMENTS, FOR LIQUIDITY PURPOSES OR PENDING INVESTMENT. INTEREST EARNED FROM TAXABLE INVESTMENTS WILL BE TAXABLE AS ORDINARY INCOME.

IF ANY TAXABLE INCOME OR GAINS ARE PAID, IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBU-

TIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED.

YOU MAY REALIZE A CAPITAL GAIN OR LOSS WHEN YOU SELL OR EXCHANGE SHARES. THIS CAPITAL GAIN OR LOSS WILL BE SHORT- OR LONG-TERM, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES WHICH WERE SOLD. IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-B INDICATING THE TOTAL AMOUNT OF ALL SALES, INCLUDING EXCHANGES. YOU SHOULD KEEP YOUR ANNUAL YEAR-END ACCOUNT STATEMENTS TO DETERMINE THE COST (BASIS) OF THE SHARES TO REPORT ON YOUR TAX RETURNS.

OTHER  TAX  INFORMATION
DIVIDENDS DERIVED FROM INTEREST ON VERMONT STATE OR LOCAL OBLIGATIONS ARE EXEMPT FROM VERMONT PERSONAL INCOME TAX, AS ARE DIVIDENDS FROM OBLIGATIONS ISSUED BY CERTAIN TERRITORIES, SUCH AS PUERTO RICO. THE FUND WILL ADVISE YOU EACH JANUARY OF THE PERCENT OF DIVIDENDS QUALIFYING FOR THIS EXEMPTION. YOU SHOULD CONSULT YOUR TAX ADVISOR WITH REGARD TO HOW CERTAIN DIVIDENDS AFFECT YOU.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. WHEN YOU PURCHASE BY CHECK OR WITH CALVERT MONEY CONTROLLER (ELECTRONIC FUNDS TRANSFER), THE PURCHASE WILL BE ON HOLD FOR UP TO 10 BUSINESS DAYS FROM THE DATE OF RECEIPT. DURING THE HOLD PERIOD, REDEMPTIONS PROCEEDS WILL NOT BE SENT UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE PURCHASE PAYMENT HAS BEEN
COLLECTED.

YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED (LESS ANY APPLICABLE CDSC). THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD
ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. CALVERT MONEY CONTROLLER REDEMPTIONS GENERALLY WILL BE CREDITED TO YOUR BANK

ACCOUNT BY THE SECOND BUSINESS DAY AFTER YOUR PHONE CALL. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE AFFECTED FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY MAILED TO YOUR ADDRESS OF RECORD OR ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $1,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,  KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

SYSTEMATIC  CHECK  REDEMPTIONS
IF YOU MAINTAIN AN ACCOUNT WITH A BALANCE OF $10,000 OR MORE, YOU MAY HAVE UP TO TWO (2) REDEMPTION CHECKS FOR A FIXED AMOUNT SENT TO YOU ON THE 15TH OF THE MONTH, SIMPLY BY SENDING A LETTER WITH ALL INFORMATION, INCLUDING YOUR ACCOUNT NUMBER, AND THE DOLLAR AMOUNT ($100 MINIMUM). IF YOU WOULD LIKE A REGULAR CHECK MAILED TO ANOTHER PERSON OR PLACE, YOUR LETTER MUST BE SIGNATURE GUARANTEED.
SHARES SUBJECT TO THE ONE-YEAR CDSC WHICH ARE REDEEMED BY SYSTEMATIC CHECK REDEMPTION WILL BE CHARGED THE CDSC.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

TRUSTS
YOUR LETTER OF INSTRUCTION SHOULD BE SIGNED BY THE TRUSTEE(S) (AS TRUSTEE(S)), WITH A SIGNATURE GUARANTEE. (IF THE TRUSTEE'S NAME IS NOT REGISTERED ON YOUR ACCOUNT, PLEASE PROVIDE A COPY OF THE TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)

THROUGH  YOUR  DEALER
YOUR DEALER MUST RECEIVE YOUR REQUEST BEFORE THE CLOSE OF REGULAR TRADING ON THE NYSE TO RECEIVE THAT DAY'S NAV. YOUR DEALER WILL BE RESPONSIBLE FOR FURNISHING ALL NECESSARY DOCUMENTATION TO CALVERT GROUP AND MAY CHARGE YOU FOR SERVICES PROVIDED.

FINANCIAL  HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST 5 FISCAL YEARS. THE FUND'S FISCAL YEAR END IS DECEMBER 31. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

FINANCIAL  HIGHLIGHTS

                                        YEARS  ENDED
                         DECEMBER  31,     DECEMBER  31,     DECEMBER  31,
CLASS  A  SHARES                 1999              1998               1997
NET  ASSET  VALUE,  BEGINNING  $16.28            $16.45             $16.33
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME      .71               .78                .82
     NET  REALIZED  AND  UNREALIZED  GAIN (LOSS)
                                (1.39)              .13                .26
    TOTAL  FROM INVESTMENT OPERATIONS
                                 (.68)              .91               1.08
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME     (.70)             (.77)             (.82)
     NET  REALIZED  GAINS           -              (.31)             (.14)
     TOTAL  DISTRIBUTIONS        (.70)            (1.08)             (.96)
TOTAL  INCREASE  (DECREASE) IN NET ASSET VALUE
                                (1.38)             (.17)               .12
NET  ASSET  VALUE,  ENDING     $14.90            $16.28             $16.45

TOTAL  RETURN  *                (4.29%)            5.67%             6.90%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME     4.50%             4.73%             5.11%
     TOTAL  EXPENSES              .78%              .75%              .76%
     EXPENSES  BEFORE  OFFSETS    .78%              .75%              .76%
     NET  EXPENSES                .76%              .72%              .73%
PORTFOLIO  TURNOVER                21%               32%               14%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                              $46,452           $51,292            $50,194



                                                     YEARS  ENDED
                                           DECEMBER  31,     DECEMBER  31,
CLASS  A  SHARES                                   1996               1995
NET  ASSET  VALUE,  BEGINNING                    $16.62             $15.34
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                        .88                .87
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)  (.25)              1.35
               TOTAL  FROM  INVESTMENT  OPERATIONS  .63               2.22
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                       (.85)             (.85)
     NET  REALIZED  GAINS                          (.07)             (.09)
               TOTAL  DISTRIBUTIONS                (.92)             (.94)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE       (.29)              1.28
NET  ASSET  VALUE,  ENDING                       $16.33             $16.62

TOTAL  RETURN  *                                   3.98%            14.86%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                       5.27%             5.35%
     TOTAL  EXPENSES                                .77%              .76%
     EXPENSES  BEFORE  OFFSETS                      .77%              .76%
     NET  EXPENSES                                  .73%              .75%
PORTFOLIO  TURNOVER                                  24%               12%
NET  ASSETS,  ENDING  (IN  THOUSANDS)           $49,774            $60,203



* TOTAL RETURN DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.

EXHIBIT  A

REDUCED  SALES  CHARGES

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE THROUGH SEVERAL PURCHASE PLANS AVAILABLE. YOU MUST NOTIFY THE FUND AT THE TIME OF PURCHASE TO TAKE ADVANTAGE OF THE REDUCED SALES CHARGE.

RIGHTS  OF  ACCUMULATION  CAN  BE  APPLIED  TO  SEVERAL  ACCOUNTS
THE SALES CHARGE BREAKPOINTS ARE AUTOMATICALLY CALCULATED FOR EACH ACCOUNT BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED. THIS PRIVILEGE CAN BE APPLIED TO A FAMILY GROUP OR OTHER QUALIFIED GROUP* UPON REQUEST. SHARES COULD THEN BE PURCHASED AT THE REDUCED SALES CHARGE WHICH APPLIES TO THE ENTIRE GROUP; THAT IS, BASED ON THE HIGHER OF COST OR CURRENT VALUE OF SHARES PREVIOUSLY PURCHASED AND CURRENTLY HELD BY ALL THE MEMBERS OF THE GROUP.

LETTER  OF  INTENT
IF YOU (OR YOUR GROUP, AS DESCRIBED ABOVE) PLAN TO PURCHASE $50,000 OR MORE OF CALVERT FUND SHARES OVER THE NEXT 13 MONTHS, YOUR SALES CHARGE MAY BE REDUCED THROUGH A "LETTER OF INTENT." YOU PAY THE LOWER SALES CHARGE APPLICABLE TO THE TOTAL AMOUNT YOU PLAN TO INVEST OVER THE 13-MONTH PERIOD, EXCLUDING ANY MONEY MARKET PORTFOLIO PURCHASES. PART OF YOUR SHARES WILL BE HELD IN ESCROW, SO THAT IF YOU DO NOT INVEST THE AMOUNT INDICATED, YOU WILL HAVE TO PAY THE SALES CHARGE APPLICABLE TO THE SMALLER INVESTMENT ACTUALLY MADE. FOR MORE INFORMATION, SEE THE SAI.

NEITHER THE FUNDS, NOR CALVERT DISTRIBUTORS, INC. ("CDI"), NOR ANY AFFILIATE THEREOF WILL REIMBURSE A PLAN OR PARTICIPANT FOR ANY SALES CHARGES PAID PRIOR TO RECEIPT OF SUCH WRITTEN COMMUNICATION AND CONFIRMATION BY CALVERT GROUP. PLAN ADMINISTRATORS SHOULD SEND REQUESTS FOR THE WAIVER OF SALES CHARGES BASED ON THE ABOVE CONDITIONS TO: CALVERT GROUP RETIREMENT PLANS, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814.

*  A  "QUALIFIED  GROUP"  IS  ONE  WHICH:
HAS  BEEN  IN  EXISTENCE  FOR  MORE  THAN  SIX  MONTHS,  AND
HAS  A  PURPOSE  OTHER  THAN  ACQUIRING  SHARES  AT  A  DISCOUNT,  AND
SATISFIES UNIFORM CRITERIA WHICH ENABLE CDI AND BROKERS OFFERING SHARES TO REALIZE ECONOMIES OF SCALE IN DISTRIBUTING SUCH SHARES.

A QUALIFIED GROUP MUST HAVE MORE THAN 10 MEMBERS, MUST BE AVAILABLE TO ARRANGE FOR GROUP MEETINGS BETWEEN REPRESENTATIVES OF CDI OR BROKERS DISTRIBUTING SHARES, MUST AGREE TO INCLUDE SALES AND OTHER MATERIALS RELATED TO THE FUNDS IN ITS PUBLICATIONS AND MAILINGS TO MEMBERS AT REDUCED OR NO COST TO CDI OR BROKERS. A PENSION PLAN IS NOT A QUALIFIED GROUP FOR RIGHTS OF ACCUMULATION.

OTHER  CIRCUMSTANCES
THERE IS NO SALES CHARGE ON SHARES OF ANY FUND OF THE CALVERT GROUP OF FUNDS SOLD TO (I) CURRENT OR RETIRED DIRECTORS, TRUSTEES, OR OFFICERS OF THE CALVERT GROUP OF FUNDS, EMPLOYEES OF CALVERT GROUP, LTD. AND ITS AFFILIATES, OR THEIR FAMILY MEMBERS; (II) CSIF ADVISORY COUNCIL MEMBERS, DIRECTORS, OFFICERS, AND EMPLOYEES OF ANY SUBADVISOR FOR THE CALVERT GROUP OF FUNDS, EMPLOYEES OF BROKER/DEALERS DISTRIBUTING THE FUND'S SHARES AND IMMEDIATE FAMILY MEMBERS OF THE COUNCIL, SUBADVISOR, OR BROKER/DEALER; (III) PURCHASES MADE THROUGH A REGISTERED INVESTMENT ADVISOR; (IV) TRUST DEPARTMENTS OF BANKS OR SAVINGS INSTITUTIONS FOR TRUST CLIENTS OF SUCH BANK OR INSTITUTION, (V) PURCHASES THROUGH A BROKER MAINTAINING AN OMNIBUS ACCOUNT WITH THE FUND, PROVIDED THE PURCHASES ARE MADE BY (A) INVESTMENT ADVISORS OR FINANCIAL PLANNERS PLACING TRADES FOR THEIR OWN ACCOUNTS (OR THE ACCOUNTS OF THEIR CLIENTS) AND WHO CHARGE A MANAGEMENT, CONSULTING, OR OTHER FEE FOR THEIR SERVICES; OR (B) CLIENTS OF SUCH INVESTMENT ADVISORS OR FINANCIAL PLANNERS WHO PLACE TRADES FOR THEIR OWN ACCOUNTS IF SUCH ACCOUNTS ARE LINKED TO THE MASTER ACCOUNT OF SUCH INVESTMENT ADVISOR OR FINANCIAL PLANNER ON THE BOOKS AND RECORDS OF THE BROKER OR AGENT; OR
(C) RETIREMENT AND DEFERRED COMPENSATION PLANS AND TRUSTS, INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(A) OR SECTION 403(B) OF THE I.R.C., AND "RABBI TRUSTS."

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM OTHER CALVERT GROUP FUNDS YOU MAY PREARRANGE TO HAVE YOUR DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS FROM ANOTHER CALVERT GROUP FUND AUTOMATICALLY INVESTED IN ANOTHER ACCOUNT WITH NO ADDITIONAL SALES CHARGE.

PURCHASES  MADE  AT  NAV
EXCEPT FOR MONEY MARKET FUNDS, IF YOU MAKE A PURCHASE AT NAV, YOU MAY EXCHANGE THAT AMOUNT TO ANOTHER CALVERT GROUP FUND AT NO ADDITIONAL SALES CHARGE.

REINSTATEMENT  PRIVILEGE
IF YOU REDEEM SHARES AND THEN WITHIN 60 DAYS DECIDE TO REINVEST IN THE SAME FUND, YOU MAY DO SO AT THE NET ASSET VALUE NEXT COMPUTED AFTER THE REINVESTMENT ORDER IS RECEIVED, WITHOUT A SALES CHARGE. YOU MAY USE THE REINSTATEMENT PRIVILEGE ONLY ONCE. THE FUNDS RESERVE THE RIGHT TO MODIFY OR ELIMINATE THIS PRIVILEGE.

EXHIBIT  B

SERVICE  FEES  AND  ARRANGEMENTS  WITH  DEALERS
CALVERT DISTRIBUTORS, INC., THE FUND'S UNDERWRITER, PAYS DEALERS A COMMISSION, OR REALLOWANCE (EXPRESSED AS A PERCENTAGE OF THE OFFERING PRICE) WHEN YOU PURCHASE SHARES. CDI ALSO PAYS DEALERS AN ONGOING SERVICE FEE WHILE YOU OWN SHARES OF A FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN

CALVERT  ACCOUNTS  BY  THAT  DEALER).  THE  TABLE  BELOW  SHOWS  THE  AMOUNT  OF
PAYMENT.

     MAXIMUM  COMMISSION/SERVICE  FEES
     CTFR  VERMONT     3.00%/0.15%**

**IF  FINDER'S  FEE IS PAID (SEE BELOW), THE SERVICE FEE BEGINS 13TH MONTH AFTER
 PURCHASE.

OCCASIONALLY, CDI MAY REALLOW TO DEALERS THE FULL FRONT-END SALES CHARGE. CDI MAY ALSO PAY ADDITIONAL CONCESSIONS, INCLUDING NON-CASH PROMOTIONAL INCENTIVES, SUCH AS MERCHANDISE OR TRIPS, TO BROKERS EMPLOYING REGISTERED REPRESENTATIVES WHO HAVE SOLD OR ARE EXPECTED TO SELL A MINIMUM DOLLAR AMOUNT OF SHARES OF THE FUNDS AND/OR SHARES OF OTHER FUNDS UNDERWRITTEN BY CDI. CDI MAY MAKE EXPENSE REIMBURSEMENTS FOR SPECIAL TRAINING OF A BROKER'S REGISTERED REPRESENTATIVES, ADVERTISING OR EQUIPMENT, OR TO DEFRAY THE EXPENSES OF SALES CONTESTS. CAMCO,
CDI, OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, CERTAIN BROKER-DEALERS AND/OR OTHER PERSONS, FOR THE SALE AND DISTRIBUTION OF THE
SECURITIES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE ADDITIONAL COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES, AND FINDER'S FEES. CDI PAYS DEALERS A FINDER'S FEE ON CTFR VERMONT SHARES PURCHASED AT NAV IN ACCOUNTS WITH $1 MILLION OR MORE. THE CTFR VERMONT FINDER'S FEE IS 1% OF THE NAV PURCHASE AMOUNT ON THE FIRST $2 MILLION, .80% ON $2 TO $3 MILLION, .50% ON $3 TO $50 MILLION, .25% ON $50 TO $100 MILLION, AND .15 OVER $100 MILLION. ALL PAYMENTS WILL BE IN COMPLIANCE WITH THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.


TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814
REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  NFDS
330  WEST  9TH  STREET
KANSAS  CITY,  MO  64105

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE.,  SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE:     NO.  811-3101  (CTFR)





PROSPECTUS
THE  ADVISORS  GROUP

-RESERVE  FUND
-TAX-FREE  RESERVES


APRIL  30,  2000

PROSPECTUS
APRIL  30,  2000

THE  ADVISORS  GROUP  RESERVE  FUND
A  CLASS  OF  CALVERT  FIRST  GOVERNMENT  MONEY  MARKET  FUND

AND

THE  ADVISORS  GROUP  TAX-FREE  RESERVES
A  CLASS  OF  CALVERT  TAX-FREE  RESERVES  MONEY  MARKET  PORTFOLIO



ABOUT  THE  FUNDS
1  INVESTMENT  OBJECTIVES
1  PRINCIPAL  INVESTMENT  STRATEGIES  AND  RISKS
3  PERFORMANCE
6  FEES  AND  EXPENSES

ABOUT  THE  ADVISOR
7  MANAGEMENT  AND  ADVISORY  FEES
7  DISTRIBUTION  PLAN  EXPENSES  AND  SERVICE  FEES

SHAREHOLDER  GUIDE
8  HOW  TO  BUY  SHARES
9  DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
10 HOW  TO  SELL  SHARES
10 FINANCIAL  HIGHLIGHTS




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT  OBJECTIVES

THE  ADVISORS  GROUP  RESERVE  FUND
THE ADVISORS GROUP RESERVE FUND (THE "RESERVE FUND") IS A U.S. GOVERNMENT-ONLY MONEY MARKET FUND THAT SEEKS TO EARN THE HIGHEST POSSIBLE YIELD CONSISTENT WITH SAFETY, LIQUIDITY, AND PRESERVATION OF CAPITAL. IN PURSUING ITS OBJECTIVE, THE RESERVE FUND INVESTS ONLY IN U.S. GOVERNMENT OBLIGATIONS, INCLUDING SUCH OBLIGATIONS SUBJECT TO REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS. THE RESERVE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

THE  RESERVE  FUND  IS  OFFERED  IN  THIS PROSPECTUS TO INVESTORS WITH BROKERAGE
ACCOUNTS  AT  THE  ADVISORS  GROUP,  INC.

THE  ADVISORS  GROUP  TAX-FREE  RESERVES
THE ADVISORS GROUP TAX-FREE RESERVES ("TAX-FREE RESERVES") SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY CHARACTERISTICS OF TAX-FREE RESERVES. TAX-FREE RESERVES SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

TAX-FREE  RESERVES  IS  OFFERED  IN  THIS PROSPECTUS TO INVESTORS WITH BROKERAGE
ACCOUNTS  AT  THE  ADVISORS  GROUP,  INC.

PRINCIPAL  INVESTMENT  STRATEGIES  -  RESERVE  FUND

FUND  ASSETS  ARE  INVESTED  IN  SHORT-TERM  MONEY  MARKET INSTRUMENTS, SUCH AS:
OBLIGATIONS ISSUED BY THE U.S. TREASURY, SUCH AS U.S. TREASURY BILLS, NOTES AND BONDS, SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES; REPURCHASE AGREEMENTS; AND VARIABLE-RATE DEMAND NOTES. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS

PRINCIPAL  RISKS

- INVESTMENTS IN OBLIGATIONS NOT GUARANTEED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT ARE SUBJECT TO THE ABILITY OF THE ISSUER TO MAKE PAYMENT AT MATURITY.

- THE YIELD OF THE FUND WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT
INVESTED  IN  ANY  ONE  ISSUER  TO  TRY  TO  LESSEN  EXPOSURE.

- AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS - TAX-FREE RESERVES TAX-FREE RESERVES INVESTS IN FIXED AND FLOATING RATE MUNICIPAL BONDS AND NOTES, VARIABLE RATE DEMAND NOTES, TAX-EXEMPT COMMERCIAL PAPER, AND OTHER HIGH QUALITY, SHORT-TERM MUNICIPAL OBLIGATIONS. THE ADVISOR LOOKS FOR SECURITIES WITH STRONG CREDIT QUALITY THAT ARE ATTRACTIVELY PRICED. THIS MAY INCLUDE INVESTMENTS WITH UNUSUAL FEATURES OR PRIVATELY PLACED ISSUES THAT ARE NOT WIDELY FOLLOWED IN THE FIXED INCOME MARKETPLACE. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS.

MANY OF THE INSTRUMENTS HELD BY THE FUND ARE SUPPORTED BY A CREDIT FACILITY (TO IMPROVE THE CREDIT QUALITY) OR LIQUIDITY FACILITY (TO SHORTEN THE MATURITY)
PROVIDED  BY  BANKS;  THUS,  THE  FUND  HAS AN EXPOSURE TO THE BANKING INDUSTRY.

THE FUND MAY PURCHASE SECURITIES THAT HAVE NOT BEEN RATED BY A RATING AGENCY, SO LONG AS THE ADVISOR DETERMINES THEY ARE OF COMPARABLE CREDIT QUALITY TO RATED SECURITIES PERMISSIBLE FOR THE FUND.

UNRATED AND PRIVATELY PLACED SECURITIES MAY BE LESS LIQUID THAN THOSE THAT ARE RATED OR HAVE AN ACTIVE TRADING MARKET.

TAX-FREE RESERVE'S YIELD WILL CHANGE IN RESPONSE TO MARKET INTEREST RATES. IN GENERAL, AS MARKET RATES GO UP SO WILL THE FUND'S YIELD, AND VICE VERSA. ALTHOUGH THE FUND TRIES TO KEEP THE VALUE OF ITS SHARES CONSTANT AT $1.00 PER SHARE, EXTREME CHANGES IN MARKET RATES, AND OR SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE VALUE TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO TRY TO LESSEN ITS EXPOSURE.

IN ADDITION TO INTEREST RATE RISK AND CREDIT RISK, DIFFERENT TYPES OF MUNICIPAL BONDS MAY BE AFFECTED DIFFERENTLY, BASED ON MANY FACTORS, INCLUDING ECONOMIC AND REGULATORY DEVELOPMENTS, CHANGES OR PROPOSED CHANGES IN THE FEDERAL AND STATE TAX STRUCTURE, DEREGULATION, AND COURT RULINGS, AMONG OTHER FACTORS.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE

THE BAR CHARTS AND TABLES BELOW SHOW THE ANNUAL RETURNS AND LONG-TERM PERFORMANCE BY CALENDAR YEAR FOR CLASS O OF EACH OF THE FUNDS, SHOWN AS CALVERT FIRST GOVERNMENT FOR THE RESERVE FUND AND CTFR MONEY MARKET FOR THE TAX-FREE RESERVES FUND. THE CHARTS SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR TO YEAR. THE TABLES COMPARE CLASS O RETURNS OVER TIME TO THE LIPPER U.S. GOVERNMENT MONEY MARKET INDEX FOR THE RESERVE FUND, AND THE LIPPER TAX-EXEMPT MONEY MARKET INDEX FOR TAX-FREE RESERVES. EACH INDEX IS A COMPOSITE INDEX OF THE ANNUAL
RETURN OF MUTUAL FUNDS THAT HAVE SIMILAR INVESTMENT GOALS. EACH FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW IT WILL PERFORM IN THE FUTURE. PLEASE NOTE THAT PERFORMANCE FOR THE RESERVE FUND AND TAX-FREE RESERVES IS NOT SHOWN SINCE IT DID NOT HAVE A FULL CALENDAR YEAR OF PERFORMANCE DURING THE TIME PERIODS SHOWN.

CALVERT  FIRST  GOVERNMENT  CLASS  O



YEAR-BY-YEAR  TOTAL  RETURN




[INSERT  BAR  CHART  HERE]



BEST  QUARTER  (OF  PERIODS  SHOWN)      Q1  '90     1.90%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q2  '93     0.66%




AVERAGE  ANNUAL  TOTAL  RETURNS  (FOR  THE  PERIODS  ENDED  DECEMBER  31,  1999)

                                           1  YEAR     5  YEAR     10  YEAR
CALVERT  FIRST  GOVERNMENT  CLASS  O          4.38%       4.86%       4.72%
LIPPER  U.S.  GOVERNMENT  MONEY
     MARKET  INDEX                            4.58%       4.98%       4.79%

CTFR  MONEY  MARKET  CLASS  O



YEAR-BY-YEAR  TOTAL  RETURN



[INSERT  BAR  CHART  HERE]



BEST  QUARTER  (OF  PERIODS  SHOWN)      Q4  '90     1.53%
WORST  QUARTER  (OF  PERIODS  SHOWN)     Q1  '93     0.56%



AVERAGE  ANNUAL  TOTAL  RETURNS  (FOR  THE  PERIODS  ENDED  DECEMBER  31,  1999)


                                  1  YEAR     5  YEAR     10  YEAR
CTFR  MONEY  MARKET  CLASS  O        3.04%       3.40%       3.63%
LIPPER  TAX-EXEMPT  MONEY
     MARKET  INDEX                   2.81%       3.13%       3.27%



FOR CURRENT YIELD INFORMATION ON THE RESERVE FUND AND TAX-FREE RESERVES, CALL 1-800-777-1500.

FEES  AND  EXPENSES
THESE TABLES DESCRIBE THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF EACH FUND.

SHAREHOLDER  FEES
(FEES  PAID  DIRECTLY  FROM  YOUR  INVESTMENT)
                                                 RESERVE     TAX-FREE
                                                 FUND        RESERVES
     MAXIMUM  SALES  LOAD  ON  PURCHASES         NONE        NONE
     MAXIMUM  DEFERRED  SALES  LOAD              NONE        NONE
     MAXIMUM  SALES  LOAD  ON  REINVESTED
        DIVIDENDS                                NONE        NONE
     REDEMPTION  FEES                            NONE        NONE
     EXCHANGE  FEE                               NONE        NONE

ANNUAL  FUND  OPERATING  EXPENSES1
(EXPENSES  THAT  ARE  DEDUCTED  FROM  FUND  ASSETS)
                                                 RESERVE     TAX-FREE
                                                 FUND        RESERVES
     MANAGEMENT  FEES                            .50%        .46%
     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES   .25%        .25%
     OTHER  EXPENSES                             .20%        .14%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES    .95%        .85%

1     EXPENSES  ARE BASED ON THE FUND'S MOST RECENT FISCAL YEAR. MANAGEMENT FEES
INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN A FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-  YOU  INVEST  $10,000  IN  A  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-  YOU  REDEEM  ALL  SHARES  AT  THE  END  OF  THE  PERIODS;
-  YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-  THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                       1  YEAR     3  YEARS     5  YEARS     10  YEARS

RESERVE  FUND              $97         $303         $525        $1,166

TAX-FREE  RESERVES         $87         $271         $471        $1,049

MANAGEMENT  AND  ADVISORY  FEES

CALVERT ASSET MANAGEMENT COMPANY, INC. (4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814) ("CAMCO") IS THE FUND'S INVESTMENT ADVISOR. CAMCO HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976, AND IS A SUBSIDIARY OF CALVERT GROUP, LTD. CAMCO CURRENTLY ADVISES OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, IT HAD OVER $6.5 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO PROVIDES THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT; ADMINISTRATIVE SERVICES AND OFFICE SPACE; AND FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS. CAMCO ALSO PAYS THE SALARIES AND FEES OF ALL TRUSTEES WHO ARE AFFILIATED PERSONS OF THE ADVISOR. CAMCO MAY PAY CERTAIN ADVERTISING AND PROMOTIONAL EXPENSES OF THE FUNDS. PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT, CAMCO IS ENTITLED TO AN ANNUAL ADVISORY FEE OF 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE RESERVE FUND. THE TAX-FREE RESERVES INVESTMENT ADVISORY AGREEMENT ENTITLES CAMCO TO RECEIVE AN ANNUAL ADVISORY FEE OF 0.25% OF THE FIRST $500 MILLION OF AVERAGE DAILY NET ASSETS, 0.20% OF THE NEXT $500 MILLION, AND 0.15% ON ASSETS OF $1 BILLION OR MORE. CAMCO MAY VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE.


DISTRIBUTION  AND  SERVICE  FEES
THE FUNDS HAVE EACH ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS THE FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSONS (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES.

THE TABLE BELOW SHOWS THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER THE DISTRIBUTION PLAN, AND THE AMOUNT ACTUALLY PAID BY EACH FUND FOR THE MOST RECENT FISCAL YEAR. THE FEES ARE BASED ON AVERAGE DAILY NET ASSETS.

MAXIMUM  PAYABLE  UNDER  PLAN/AMOUNT  ACTUALLY  PAID

RESERVE  FUND               0.25%/0.25%
TAX-FREE  RESERVES          0.25%/0.25%

CALVERT DISTRIBUTORS, INC. ("CDI"), THE FUND'S PRINCIPAL UNDERWRITER, PAYS DEALERS AN ONGOING SERVICE FEE OF UP TO 0.25% WHILE YOU OWN SHARES OF A FUND (EXPRESSED AS AN ANNUAL PERCENTAGE RATE OF AVERAGE DAILY NET ASSETS HELD IN CALVERT ACCOUNTS BY THAT DEALER).

SHAREHOLDER  GUIDE

HOW  TO  BUY  SHARES

PLEASE CONTACT YOUR LOCAL OFFICE OF THE ADVISORS GROUP, INC. TO OPEN YOUR MONEY MARKET ACCOUNT. ALL TRANSACTIONS WILL BE PROCESSED ELECTRONICALLY THROUGH THE NATIONAL FINANCIAL PROPRIETARY MONEY MARKET SWEEP PROGRAM ON BEHALF OF THE ADVISORS GROUP, INC.

THERE IS NO MINIMUM FOR INITIAL INVESTMENTS AND NO MINIMUM FOR SUBSEQUENT INVESTMENTS, PROVIDED YOU HAVE A BROKERAGE ACCOUNT WITH THE ADVISORS GROUP, INC.

BECAUSE YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY THE ADVISORS GROUP, INC., A REGISTERED BROKER/DEALER AND INVESTMENT ADVISOR, YOU SHOULD READ PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN ACCOUNT FEATURES HAVE BEEN MODIFIED FOR THIS PROGRAM, AND THE ADVISORS GROUP, INC. MAY IMPOSE CHARGES FOR THEIR SERVICES. THE ADVISORS GROUP, INC. IS AN AFFILIATE OF THE FUNDS' INVESTMENT ADVISOR, CAMCO, AND THE FUNDS' PRINCIPAL UNDERWRITER, CDI. CAMCO, CDI OR THEIR AFFILIATES MAY PAY, FROM THEIR OWN RESOURCES, THE ADVISORS GROUP, INC. FOR THE SALE AND DISTRIBUTION OF THE FUNDS' SHARES OR FOR SERVICES TO THE FUND. THESE AMOUNTS MAY BE SIGNIFICANT. PAYMENTS MAY INCLUDE COMPENSATION BEYOND THE REGULARLY SCHEDULED RATES.

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON EACH FUND'S NET ASSET VALUE ("NAV"). NAV IS DETERMINED ACCORDING TO THE "AMORTIZED COST" METHOD. IT IS COMPUTED PER CLASS BY ADDING THE VALUE OF A FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING.

THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4:00 P.M. ET). EACH FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, SUCH AS COLUMBUS DAY AND VETERANS DAY, WHEN THE NYSE IS OPEN AND EACH FUND IS OPEN, BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV NEXT CALCULATED AFTER YOUR ORDER IS RECEIVED. ELECTRONIC SWEEPS INTO AN ACCOUNT BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

EACH FUND ACCRUES DIVIDENDS DAILY FROM ITS NET INVESTMENT INCOME, AND PAYS THE DIVIDENDS MONTHLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUNDS DO NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV, UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE PAID IN CASH (BY CHECK).

FEDERAL  TAXES
IN JANUARY, THE ADVISORS GROUP, INC. WILL MAIL FORM 1099-DIV, INDICATING TAXABLE DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HAVE OWNED SHARES. TAX-FREE RESERVES MAY DERIVE UP TO 20% OF ITS INCOME FROM TAXABLE INVESTMENTS, FOR LIQUIDITY PURPOSES OR PENDING INVESTMENT.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES FOR THE RESERVE FUND, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT SECURITIES. SUCH DIVIDENDS MAY BE EXEMPT FROM CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUNDS ARE OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED. YOU WILL RECEIVE DIVIDENDS THROUGH THE DATE THE REQUEST IS RECEIVED AND PROCESSED. THE PROCEEDS WILL NORMALLY BE SENT TO YOU ON THE NEXT BUSINESS DAY, BUT IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUNDS HAVE THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN, BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICES AND BANKS ARE CLOSED.

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY SENT BY CHECK, ELECTRONICALLY TRANSFERRED, OR WIRED TO A BANK YOU HAVE PREVIOUSLY
AUTHORIZED  BY  CONTACTING  YOUR  LOCAL  OFFICE  OF  THE  ADVISORS  GROUP,  INC.

CHECKWRITING
CHECKWRITING IS OFFERED THROUGH THE ADVISORS GROUP, INC. THE CHECKWRITING FEATURES VARY, DEPENDING ON WHAT YOU CHOOSE WHEN YOU OPEN THE MONEY MARKET SWEEP ACCOUNT WITH THE ADVISORS GROUP, INC. PLEASE SEE THE ADVISORS GROUP, INC.
PROGRAM  MATERIALS  FOR  INFORMATION.



FINANCIAL  HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS (OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE BY CLASS. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST.

FINANCIAL  HIGHLIGHTS


                                                             PERIOD  ENDED
                                                             DECEMBER  31,
RESERVE  FUND                                                        1999^
NET  ASSET  VALUE,  BEGINNING                                        $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                          .035
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                        (.035)
NET  ASSET  VALUE,  ENDING                                           $1.00

TOTAL  RETURN                                                        3.59%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                      4.29%(A)
     TOTAL  EXPENSES                                               .95%(A)
     EXPENSES  BEFORE  OFFSETS                                     .95%(A)
     NET  EXPENSES                                                 .94%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)                             $100,778



                                                             PERIOD  ENDED
                                                             DECEMBER  31,
TAX-FREE  RESERVES                                                   1999^
NET  ASSET  VALUE,  BEGINNING                                        $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                          .025
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                        (.025)
NET  ASSET  VALUE,  ENDING                                           $1.00

TOTAL  RETURN*                                                       2.50%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                      2.90%(A)
     TOTAL  EXPENSES                                               .85%(A)
     EXPENSES  BEFORE  OFFSETS                                     .85%(A)
     NET  EXPENSES          .84%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)                              $37,053



(A) ANNUALIZED
*   TOTAL  RETURN  IS  NOT  ANNUALIZED  FOR  PERIODS  LESS  THAN  ONE  YEAR.
^   FROM  MARCH  1,  1999  INCEPTION.

TO  OPEN  AN  ACCOUNT:
800-777-1500

PERFORMANCE  AND  PRICES:
800-777-1500

SERVICE  FOR  EXISTING  ACCOUNTS:
800-777-1500

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
THE  ADVISORS  GROUP,  INC.
7315  WISCONSIN  AVENUE
BETHESDA,  MARYLAND  20814

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT EACH FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN EACH FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

STATEMENT OF ADDITIONAL INFORMATION (SAI): THE SAI FOR EACH FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU  CAN  GET  FREE  COPIES  OF  REPORTS AND SAIS, REQUEST OTHER INFORMATION AND
DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUNDS AT:

CALVERT  GROUP,  LTD.
4550  MONTGOMERY  AVE.
SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-368-2745

CALVERT  GROUP  WEB-SITE
WWW.CALVERT.COM

YOU CAN REVIEW THE FUNDS' REPORTS AND SAIS AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-0102, TELEPHONE: 202-942-8090.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  HTTP://WWW.SEC.GOV.


INVESTMENT  COMPANY  ACT  FILE:     NO.  811-2633  (FIRST  VARIABLE  RATE  FUND)
               NO.  811-3101  (CALVERT  TAX-FREE  RESERVES)



                            CALVERT TAX-FREE RESERVES
                             MONEY MARKET PORTFOLIO
                             LIMITED-TERM PORTFOLIO
                        CALIFORNIA MONEY MARKET PORTFOLIO
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 2000


     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:        (301)  951-4850     IMPAIRED:     (800)  541-1524

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE STATEMENT OF ADDITIONAL INFORMATION IN CONJUNCTION WITH THE APPROPRIATE FIRST VARIABLE RATE FUND CALVERT FIRST GOVERNMENT MONEY MARKET FUND (THE "FUND") PROSPECTUS, DATED APRIL 30, 2000 (ONE PROSPECTUS IS ISSUED FOR CLASSES O, B, AND C, ONE PROSPECTUS FOR CLASS T, AND ONE PROSPECTUS FOR THE INSTITUTIONAL CLASS). THE FUND'S AUDITED FINANCIAL STATEMENT INCLUDED IN ITS MOST RECENT ANNUAL REPORT TO SHAREHOLDERS, ARE EXPRESSLY INCORPORATED BY REFERENCE, AND MADE A PART OF THIS SAI. THE PROSPECTUS AND THE MOST RECENT SHAREHOLDER REPORT MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                                TABLE OF CONTENTS

INVESTMENT  POLICIES  AND  RISKS                            2
INVESTMENT  RESTRICTIONS                                    5
PURCHASES  AND  REDEMPTIONS  OF  SHARES                     6
DIVIDENDS  AND  DISTRIBUTIONS                               6
TAX  MATTERS                                                6
VALUATION  OF  SHARES                                       7
CALCULATION  OF  YIELD  AND  TOTAL  RETURN                  8
ADVERTISING                                                10
TRUSTEES  AND  OFFICERS                                    10
INVESTMENT  ADVISOR                                        14
ADMINISTRATIVE  SERVICES  AGENT                            14
TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS              15
INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS                  15
METHOD  OF  DISTRIBUTION                                   15
PORTFOLIO  TRANSACTIONS                                    16
PERSONAL  SECURITIES  TRANSACTIONS                         17
GENERAL  INFORMATION                                       18
CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS  OF  SECURITIES  18
APPENDIX                                                   18
------------


                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     THE MONEY MARKET PORTFOLIO AND LIMITED-TERM PORTFOLIO EACH INVEST PRIMARILY IN A DIVERSIFIED PORTFOLIO OF MUNICIPAL OBLIGATIONS WHOSE INTEREST IS EXEMPT FROM FEDERAL INCOME TAX. THESE TWO PORTFOLIOS DIFFER IN THEIR ANTICIPATED INCOME YIELDS, QUALITY, LENGTH OF AVERAGE WEIGHTED MATURITY, AND CAPITAL VALUE VOLATILITY. THE CALIFORNIA MONEY MARKET PORTFOLIO INVESTS PRIMARILY IN A DIVERSIFIED PORTFOLIO OF MUNICIPAL OBLIGATIONS WHOSE INTEREST IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAX. A COMPLETE EXPLANATION OF MUNICIPAL OBLIGATIONS AND MUNICIPAL BOND AND NOTE RATINGS IS SET FORTH IN THE APPENDIX.
     THE CREDIT RATING OF EACH PORTFOLIO'S ASSETS AS OF ITS MOST RECENT FISCAL YEAR-END APPEARS IN THE ANNUAL REPORT TO SHAREHOLDERS, INCORPORATED BY REFERENCE HEREIN.
VARIABLE  RATE  OBLIGATIONS  AND  DEMAND  NOTES
     EACH PORTFOLIO MAY INVEST IN VARIABLE RATE OBLIGATIONS. VARIABLE RATE OBLIGATIONS HAVE A YIELD THAT IS ADJUSTED PERIODICALLY BASED ON CHANGES IN THE LEVEL OF PREVAILING INTEREST RATES. FLOATING RATE OBLIGATIONS HAVE AN INTEREST RATE FIXED TO A KNOWN LENDING RATE, SUCH AS THE PRIME RATE, AND ARE AUTOMATICALLY ADJUSTED WHEN THE KNOWN RATE CHANGES. VARIABLE RATE OBLIGATIONS LESSEN THE CAPITAL FLUCTUATIONS USUALLY INHERENT IN FIXED INCOME INVESTMENTS. THIS DIMINISHES THE RISK OF CAPITAL DEPRECIATION OF INVESTMENT SECURITIES IN A PORTFOLIO AND, CONSEQUENTLY, OF PORTFOLIO SHARES. HOWEVER, IF INTEREST RATES DECLINE, THE YIELD OF THE INVESTED PORTFOLIO WILL DECLINE, CAUSING THE PORTFOLIO AND ITS SHAREHOLDERS TO FOREGO THE OPPORTUNITY FOR CAPITAL APPRECIATION OF THE PORTFOLIO'S INVESTMENTS AND OF THEIR SHARES.
     EACH PORTFOLIO MAY INVEST IN FLOATING RATE AND VARIABLE RATE DEMAND NOTES. DEMAND NOTES PROVIDE THAT THE HOLDER MAY DEMAND PAYMENT OF THE NOTE AT ITS PAR VALUE PLUS ACCRUED INTEREST BY GIVING NOTICE TO THE ISSUER. TO ENSURE THE ABILITY OF THE ISSUER TO MAKE PAYMENT ON DEMAND, A BANK LETTER OF CREDIT OR OTHER LIQUIDITY FACILITY MAY SUPPORT THE NOTE.
     THE BOARD OF TRUSTEES HAS APPROVED INVESTMENTS BY THE MONEY MARKET PORTFOLIO IN FLOATING AND VARIABLE RATE DEMAND NOTES UPON THE FOLLOWING
CONDITIONS: THE PORTFOLIO HAS RIGHT OF DEMAND, UPON NOTICE NOT TO EXCEED THIRTY DAYS, AGAINST THE ISSUER TO RECEIVE PAYMENT; THE ISSUER WILL BE ABLE TO MAKE PAYMENT UPON SUCH DEMAND, EITHER FROM ITS OWN RESOURCES OR THROUGH AN UNQUALIFIED COMMITMENT FROM A THIRD PARTY; AND THE RATE OF INTEREST PAYABLE IS CALCULATED TO ENSURE THAT THE MARKET VALUE OF SUCH NOTES WILL APPROXIMATE PAR VALUE ON THE ADJUSTMENT DATES. THE REMAINING MATURITY OF SUCH DEMAND NOTES IS DEEMED THE PERIOD REMAINING UNTIL SUCH TIME AS THE PORTFOLIO CAN RECOVER THE PRINCIPAL THROUGH DEMAND.

MUNICIPAL  LEASES  (LIMITED  TERM  ONLY)
     THE  PORTFOLIO  MAY  INVEST  IN  MUNICIPAL LEASES OR STRUCTURED INSTRUMENTS
WHERE THE UNDERLYING SECURITY IS A MUNICIPAL LEASE. A MUNICIPAL LEASE IS AN OBLIGATION OF A GOVERNMENT OR GOVERNMENTAL AUTHORITY, NOT SUBJECT TO VOTER APPROVAL, USED TO FINANCE CAPITAL PROJECTS OR EQUIPMENT ACQUISITIONS AND PAYABLE THROUGH PERIODIC RENTAL PAYMENTS. THE PORTFOLIO MAY PURCHASE UNRATED LEASES. THERE ARE ADDITIONAL RISKS INHERENT IN INVESTING IN THIS TYPE OF MUNICIPAL SECURITY. UNLIKE MUNICIPAL NOTES AND BONDS, WHERE A MUNICIPALITY IS OBLIGATED BY LAW TO MAKE INTEREST AND PRINCIPAL PAYMENTS WHEN DUE, FUNDING FOR LEASE PAYMENTS NEEDS TO BE APPROPRIATED EACH FISCAL YEAR IN THE BUDGET. IT IS POSSIBLE THAT A MUNICIPALITY WILL NOT APPROPRIATE FUNDS FOR LEASE PAYMENTS. THE ADVISOR CONSIDERS RISK OF CANCELLATION IN ITS INVESTMENT ANALYSIS. THE FUND'S ADVISOR, UNDER THE SUPERVISION OF THE BOARD OF TRUSTEES IS RESPONSIBLE FOR DETERMINING THE CREDIT QUALITY OF SUCH LEASES ON AN ONGOING BASIS, INCLUDING AN ASSESSMENT OF THE LIKELIHOOD THAT THE LEASE WILL NOT BE CANCELED. CERTAIN MUNICIPAL LEASES MAY BE CONSIDERED ILLIQUID AND SUBJECT TO THE PORTFOLIO'S LIMIT ON ILLIQUID SECURITIES. THE BOARD OF TRUSTEES HAS DIRECTED THE ADVISOR TO TREAT A MUNICIPAL LEASE AS A LIQUID SECURITY IF IT SATISFIES THE FOLLOWING CONDITIONS: (A) SUCH TREATMENT MUST BE CONSISTENT WITH THE PORTFOLIO'S INVESTMENT RESTRICTIONS; (B) THE ADVISOR SHOULD BE ABLE TO CONCLUDE THAT THE OBLIGATION WILL MAINTAIN ITS LIQUIDITY THROUGHOUT THE TIME IT IS HELD BY THE PORTFOLIO, BASED ON THE FOLLOWING FACTORS: (1) WHETHER THE LEASE MAY BE TERMINATED BY THE LESSEE; (2) THE POTENTIAL RECOVERY, IF ANY, FROM A SALE OF THE LEASED PROPERTY UPON TERMINATION OF THE LEASE; (3) THE LESSEE'S GENERAL CREDIT STRENGTH (E.G., ITS DEBT, ADMINISTRATIVE, ECONOMIC AND FINANCIAL CHARACTERISTICS AND PROSPECTS); (4) THE LIKELIHOOD THAT THE LESSEE WILL DISCONTINUE APPROPRIATING FUNDING FOR THE LEASED PROPERTY BECAUSE THE PROPERTY IS NO LONGER DEEMED ESSENTIAL TO ITS OPERATIONS (E.G., THE POTENTIAL FOR AN "EVENT OF NONAPPROPRIATION"), AND (5) ANY CREDIT ENHANCEMENT OR LEGAL RECOURSE PROVIDED UPON AN EVENT OF NONAPPROPRIATION OR OTHER TERMINATION OF THE LEASE; AND (C) THE ADVISOR SHOULD DETERMINE WHETHER THE OBLIGATION CAN BE DISPOSED OF WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS AT APPROXIMATELY THE AMOUNT AT WHICH THE PORTFOLIO HAS VALUED IT FOR PURPOSES OF CALCULATING THE PORTFOLIO'S NET ASSET VALUE, TAKING INTO ACCOUNT THE FOLLOWING FACTORS: (1) THE FREQUENCY OF TRADES AND QUOTES; (2) THE VOLATILITY OF QUOTATIONS AND TRADE PRICES; (3) THE NUMBER OF DEALERS WILLING TO PURCHASE OR SELL THE SECURITY AND THE NUMBER OF POTENTIAL PURCHASERS; (4) DEALER UNDERTAKINGS TO MAKE A MARKET IN THE SECURITY; (5) THE NATURE OF THE SECURITY AND THE NATURE OF THE MARKETPLACE TRADES (E.G., THE TIME NEEDED TO DISPOSE OF THE SECURITY, THE METHOD OF SOLICITING OFFERS, AND THE MECHANICS OF THE TRANSFER); (6) THE RATING OF THE SECURITY AND THE FINANCIAL CONDITION AND
PROSPECTS OF THE ISSUER; AND (7) OTHER FACTORS RELEVANT TO THE PORTFOLIO'S ABILITY TO DISPOSE OF THE SECURITY.

OBLIGATIONS  WITH  PUTS  ATTACHED
     THE PORTFOLIOS HAVE AUTHORITY TO PURCHASE SECURITIES AT A PRICE WHICH WOULD RESULT IN A YIELD TO MATURITY LOWER THAN THAT GENERALLY OFFERED BY THE SELLER AT THE TIME OF PURCHASE WHEN IT CAN ACQUIRE AT THE SAME TIME THE RIGHT TO SELL THE SECURITIES BACK TO THE SELLER AT AN AGREED UPON PRICE AT ANY TIME DURING A STATED PERIOD OR ON A CERTAIN DATE. SUCH A RIGHT IS GENERALLY DENOTED AS A "PUT." UNCONDITIONAL PUTS ARE READILY EXERCISABLE IN THE EVENT OF A DEFAULT IN PAYMENT OF PRINCIPAL OR INTEREST ON THE UNDERLYING SECURITIES. THE MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIOS MUST LIMIT THEIR PORTFOLIO INVESTMENTS, INCLUDING PUTS, TO INSTRUMENTS OF HIGH QUALITY AS DETERMINED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.

TEMPORARY  INVESTMENTS
     SHORT-TERM MONEY MARKET TYPE INVESTMENTS CONSIST OF: OBLIGATIONS OF THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES; CERTIFICATES OF DEPOSIT OF BANKS WITH ASSETS OF ONE BILLION DOLLARS OR MORE; COMMERCIAL PAPER OR OTHER CORPORATE NOTES OF INVESTMENT GRADE QUALITY; AND ANY OF SUCH ITEMS SUBJECT TO SHORT-TERM REPURCHASE AGREEMENTS.
     THE PORTFOLIO INTENDS TO MINIMIZE TAXABLE INCOME THROUGH INVESTMENT, WHEN POSSIBLE, IN SHORT-TERM TAX-EXEMPT SECURITIES. TO MINIMIZE TAXABLE INCOME, THE PORTFOLIO MAY ALSO HOLD CASH WHICH IS NOT EARNING INCOME.

REPURCHASE  AGREEMENTS
     THE PORTFOLIOS MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE PORTFOLIOS BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE PORTFOLIOS ENGAGE IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN THEY COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE PORTFOLIOS WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE PORTFOLIOS WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE PORTFOLIOS WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE PORTFOLIOS PURSUANT TO THE AGREEMENT, THE PORTFOLIOS WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE PORTFOLIOS MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE PORTFOLIOS MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE PORTFOLIOS SELLS SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE
PORTFOLIOS INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE PORTFOLIOS INTEND TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE OBLIGATION IN WHICH THE PORTFOLIOS INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE PORTFOLIOS WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE PORTFOLIOS DO NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE PORTFOLIOS WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE PORTFOLIOS WILL MAINTAIN IN A SEGREGATED ACCOUNT AN AMOUNT OF CASH, US
GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE PORTFOLIOS WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE PORTFOLIOS' USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE PORTFOLIOS MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE PORTFOLIOS UNDER THE AGREEMENTS, THE PORTFOLIOS MAY HAVE BEEN BETTER OFF HAD THEY NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE PORTFOLIOS WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE PORTFOLIOS' BOARD OF TRUSTEES. IN ADDITION, THE PORTFOLIOS BEAR THE RISK THAT THE MARKET VALUE OF THE SECURITIES THEY SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE PORTFOLIOS TO POST ADDITIONAL COLLATERAL.

WHEN-ISSUED  PURCHASES  (LIMITED-TERM  ONLY)
     NEW ISSUES OF MUNICIPAL OBLIGATIONS ARE OFFERED ON A WHEN-ISSUED BASIS; THAT IS, DELIVERY AND PAYMENT FOR THE SECURITIES NORMALLY TAKE PLACE 15 TO 45 DAYS AFTER THE DATE OF THE TRANSACTION. THE PAYMENT OBLIGATION AND THE YIELD THAT WILL BE RECEIVED ON THE SECURITIES ARE EACH FIXED AT THE TIME THE BUYER ENTERS INTO THE COMMITMENT. THE PORTFOLIO WILL ONLY MAKE COMMITMENTS TO PURCHASE THESE SECURITIES WITH THE INTENTION OF ACTUALLY ACQUIRING THEM, BUT MAY SELL
THESE SECURITIES BEFORE THE SETTLEMENT DATE IF IT IS DEEMED ADVISABLE AS A MATTER OF INVESTMENT STRATEGY.
     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND THE SECURITIES HELD IN THE PORTFOLIO ARE SUBJECT TO CHANGES IN MARKET VALUE BASED UPON THE PUBLIC'S PERCEPTION OF THE CREDITWORTHINESS OF THE ISSUER AND CHANGES IN THE LEVEL OF INTEREST RATES (WHICH WILL GENERALLY RESULT IN BOTH CHANGING IN VALUE IN THE SAME WAY, I.E., BOTH EXPERIENCING APPRECIATION WHEN INTEREST RATES DECLINE AND DEPRECIATION WHEN INTEREST RATES RISE). THEREFORE, IF IN ORDER TO ACHIEVE HIGHER INTEREST INCOME, THE PORTFOLIO REMAINS SUBSTANTIALLY FULLY INVESTED AT THE SAME TIME THAT IT HAS PURCHASED SECURITIES ON A WHEN-ISSUED BASIS, THERE WILL BE A GREATER POSSIBILITY THAT THE MARKET VALUE OF THE PORTFOLIO'S ASSETS MAY VARY.
     WHEN THE TIME COMES TO PAY FOR WHEN-ISSUED SECURITIES, THE PORTFOLIO WILL MEET ITS OBLIGATIONS FROM THEN AVAILABLE CASH FLOW, SALE OF SECURITIES OR, ALTHOUGH IT WOULD NOT NORMALLY EXPECT TO DO SO, FROM SALE OF THE WHEN-ISSUED SECURITIES THEMSELVES (WHICH MAY HAVE A MARKET VALUE GREATER OR LESS THAN THE PORFOLIO'S PAYMENT OBLIGATION). SALE OF SECURITIES TO MEET SUCH OBLIGATIONS CARRIES WITH IT A GREATER POTENTIAL FOR THE REALIZATION OF CAPITAL LOSSES AND CAPITAL GAINS WHICH ARE NOT EXEMPT FROM FEDERAL INCOME TAX. WHEN- ISSUED SECURITIES DO NOT EARN INCOME UNTIL THEY HAVE IN FACT BEEN ISSUED.
     WHEN THE PORTFOLIO PURCHASES A WHEN-ISSUED SECURITY, IT WILL MAINTAIN AN AMOUNT OF CASH, CASH EQUIVALENTS (FOR EXAMPLE, COMMERCIAL PAPER AND DAILY TENDER ADJUSTABLE NOTES) OR SHORT-TERM HIGH-GRADE FIXED INCOME SECURITIES IN A SEGREGATED ACCOUNT SO THAT THE AMOUNT SO SEGREGATED EQUALS THE MARKET VALUE OF THE WHEN-ISSUED PURCHASE, THEREBY ENSURING THE TRANSACTION IS UNLEVERAGED.

NON-INVESTMENT  GRADE  DEBT  SECURITIES  (LIMITED-TERM  ONLY)
     NON-INVESTMENT GRADE DEBT SECURITIES ARE LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. (SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THESE SECURITIES INVOLVE GREATER RISK OF DEFAULT OR PRICE DECLINES DUE TO CHANGES IN THE ISSUER'S CREDITWORTHINESS THAN INVESTMENT-GRADE DEBT SECURITIES. BECAUSE THE MARKET FOR LOWER-RATED SECURITIES MAY BE THINNER AND LESS ACTIVE THAN FOR HIGHER-RATED SECURITIES, THERE MAY BE MARKET PRICE VOLATILITY FOR THESE SECURITIES AND LIMITED LIQUIDITY IN THE RESALE MARKET. MARKET PRICES FOR THESE SECURITIES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY OR RISING INTEREST RATES.
     THE QUALITY LIMITATION SET FORTH IN THE PORTFOLIO'S INVESTMENT POLICY IS DETERMINED IMMEDIATELY AFTER THE PORTFOLIO'S ACQUISITION OF A GIVEN SECURITY. ACCORDINGLY, ANY LATER CHANGE IN RATINGS WILL NOT BE CONSIDERED WHEN DETERMINING WHETHER AN INVESTMENT COMPLIES WITH THE PORTFOLIO'S INVESTMENT POLICY.
     WHEN PURCHASING NON-INVESTMENT GRADE DEBT SECURITIES, RATED OR UNRATED, THE ADVISOR PREPARES ITS OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE PORTFOLIOS HAVE ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE PORTFOLIOS.
(1)  EACH  PORTFOLIO  MAY  NOT  MAKE  ANY  INVESTMENT  INCONSISTENT  WITH  ITS
CLASSIFICATION  AS  A  DIVERSIFIED  INVESTMENT  COMPANY  UNDER  THE  1940  ACT.
(2) EACH PORTFOLIO MAY NOT CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY OR DOMESTIC BANK MONEY MARKET INSTRUMENTS.)
(3) EACH PORTFOLIO MAY NOT ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF THE AFFECTED PORTFOLIO'S TOTAL ASSETS OR AS PERMITTED BY LAW AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS, WHERE ALLOWED. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, EACH PORTFOLIO MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) EACH PORTFOLIO MAY NOT UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF MUNICIPAL OBLIGATIONS IN ACCORDANCE WITH A PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) EACH PORTFOLIO MAY NOT INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH A PORTFOLIO MAY INVEST IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) EACH PORTFOLIO MAY NOT MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR AS PERMITTED BY LAW. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE BOARD OF TRUSTEES HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

(1) EACH PORTFOLIO MAY NOT PURCHASE COMMON STOCKS, PREFERRED STOCKS, WARRANTS, OR OTHER EQUITY SECURITIES.
(2)  EACH  PORTFOLIO  DOES  NOT  INTEND  TO  MAKE ANY PURCHASES OF SECURITIES IF
BORROWING  EXCEEDS  5%  OF  THE  AFFECTED  PORTFOLIO'S  TOTAL  ASSETS.
(3) EACH PORTFOLIO MAY NOT SELL SECURITIES SHORT, PURCHASE SECURITIES ON MARGIN, OR WRITE OR PURCHASE PUT OR CALL OPTIONS. THE FUNDS RESERVE THE RIGHT TO PURCHASE SECURITIES WITH PUTS ATTACHED OR WITH DEMAND FEATURES.
(4) THE LIMITED-TERM PORTFOLIO MAY NOT INVEST MORE THAN 15% OF NET ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES AND THE PORTFOLIO DOES NOT GENERALLY INTEND TO PURCHASE MORE THAN 5% OF NON-INVESTMENT GRADE SECURITIES.
(5) THE LIMITED-TERM PORTFOLIO MAY NOT MAINTAIN AN AVERAGE MATURITY OF MORE THAN THREE YEARS AND THE PORTFOLIO DOES NOT GENERALLY INTEND TO MAINTAIN AN AVERAGE MATURITY OF MORE THAN ONE YEAR.
(6) THE PORTFOLIOS MAY NOT PURCHASE ILLIQUID SECURITIES IF MORE THAN 10% OF THE VALUE OF THAT
   PORTFOLIO'S NET ASSETS (15% FOR LIMITED-TERM) WOULD BE INVESTED IN SUCH SECURITIES.



                       PURCHASES AND REDEMPTIONS OF SHARES
                       -----------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES.
     DRAFT WRITING IS AVAILABLE FOR THE MONEY MARKET PORTFOLIO (CLASS O) AND CALIFORNIA MONEY MARKET PORTFOLIO. SHAREHOLDERS WISHING TO USE THE DRAFT WRITING SERVICE SHOULD COMPLETE THE SIGNATURE CARD ENCLOSED WITH THE INVESTMENT APPLICATION. THIS SERVICE WILL BE SUBJECT TO THE CUSTOMARY RULES AND REGULATIONS GOVERNING CHECKING ACCOUNTS AND THE PORTFOLIO RESERVES THE RIGHT TO CHANGE OR SUSPEND THE SERVICE. GENERALLY, THERE IS NO CHARGE TO YOU FOR THE MAINTENANCE OF THIS SERVICE OR THE CLEARANCE OF DRAFTS, BUT THE PORTFOLIO RESERVES THE RIGHT TO CHARGE A SERVICE FEE FOR DRAFTS RETURNED FOR INSUFFICIENT FUNDS. AS A SERVICE TO SHAREHOLDERS, THE PORTFOLIO MAY AUTOMATICALLY TRANSFER THE DOLLAR AMOUNT NECESSARY TO COVER DRAFTS YOU HAVE WRITTEN ON THE PORTFOLIO TO YOUR ACCOUNT FROM ANY OTHER OF YOUR IDENTICALLY REGISTERED ACCOUNTS IN CALVERT MONEY MARKET FUNDS OR CALVERT INSURED PLUS. THE PORTFOLIO MAY CHARGE A FEE FOR THIS SERVICE.
     DRAFTS PRESENTED TO THE CUSTODIAN FOR PAYMENT WHICH WOULD REQUIRE THE REDEMPTION OF SHARES PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WITHIN THE PREVIOUS 10 BUSINESS DAYS WILL NOT BE HONORED.
     WHEN A PAYABLE THROUGH DRAFT ("CHECK") IS PRESENTED FOR PAYMENT, A SUFFICIENT NUMBER OF FULL AND FRACTIONAL SHARES FROM THE SHAREHOLDER'S ACCOUNT TO COVER THE AMOUNT OF THE DRAFT WILL BE REDEEMED AT THE NET ASSET VALUE NEXT DETERMINED. IF THERE ARE INSUFFICIENT SHARES IN THE SHAREHOLDER'S ACCOUNT, THE
DRAFT  WILL  BE  RETURNED.

                           DIVIDENDS AND DISTRIBUTIONS
                           ---------------------------

     THE MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIOS DECLARE DAILY AND PAY MONTHLY DIVIDENDS OF THEIR DAILY NET INCOME TO SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS EACH BUSINESS DAY, THUS ALLOWING DAILY COMPOUNDING OF DIVIDENDS. THE LIMITED-TERM PORTFOLIO DECLARES AND PAYS MONTHLY DIVIDENDS OF ITS NET INCOME TO SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS ON EACH DESIGNATED MONTHLY RECORD DATE. DIVIDENDS AND DISTRIBUTIONS PAID BY EACH PORTFOLIO MAY DIFFER AMONG THE CLASSES. NET INVESTMENT INCOME CONSISTS OF THE INTEREST INCOME EARNED ON INVESTMENTS (ADJUSTED FOR AMORTIZATION OF ORIGINAL ISSUE DISCOUNTS OR PREMIUMS OR MARKET PREMIUMS), LESS ESTIMATED EXPENSES. CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR AND WILL BE AUTOMATICALLY REINVESTED AT NET ASSET VALUE IN ADDITIONAL SHARES. DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUND, UNLESS YOU ELECT TO HAVE THE DIVIDENDS OF $10 OR MORE PAID IN CASH (BY CHECK OR BY CALVERT MONEY CONTROLLER). YOU MAY ALSO REQUEST TO HAVE YOUR DIVIDENDS AND DISTRIBUTIONS FROM THE PORTFOLIO INVESTED IN SHARES OF ANY OTHER CALVERT GROUP FUND, SUBJECT TO THE APPLICABLE SALES CHARGE FOR THAT FUND OR PORTFOLIO.
     PURCHASERS OF SHARES OF THE MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIO WILL BEGIN RECEIVING DIVIDENDS UPON THE DATE FEDERAL FUNDS ARE RECEIVED BY THE FUND. SHAREHOLDERS REDEEMING SHARES BY TELEPHONE ELECTRONIC FUNDS TRANSFER OR WRITTEN REQUEST WILL RECEIVE DIVIDENDS THROUGH THE DATE THAT THE REDEMPTION REQUEST IS RECEIVED; MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIO SHAREHOLDERS REDEEMING SHARES BY DRAFT WILL RECEIVE DIVIDENDS UP TO THE DATE SUCH DRAFT IS PRESENTED TO THE PORTFOLIO FOR PAYMENT.

                                   TAX MATTERS
                                   -----------

     THE PORTFOLIOS INTEND TO CONTINUE TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON ONE OF THE PORTFOLIOS SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION AT THE FUND LEVEL, RATHER THAN PASSING THROUGH ITS INCOME AND GAINS TO SHAREHOLDERS.
     DISTRIBUTIONS OF REALIZED NET CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE PORTFOLIOS DO NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED. THE CAPITAL LOSS CARRYFORWARD AS OF DECEMBER 31, 1999, FOR THE MONEY MARKET PORTFOLIO WAS $209,214, CALIFORNIA MONEY MARKET PORTFOLIO WAS $132,799, AND LIMITED-TERM PORTFOLIO WAS $120,535.
     THE PORTFOLIO'S DIVIDENDS OF NET INVESTMENT INCOME CONSTITUTE EXEMPT-INTEREST DIVIDENDS ON WHICH SHAREHOLDERS ARE NOT GENERALLY SUBJECT TO FEDERAL INCOME TAX; IN ADDITION, TO THE EXTENT INCOME DIVIDENDS PAID BY THE
CALIFORNIA MONEY MARKET PORTFOLIO ARE DERIVED FROM EARNINGS ATTRIBUTABLE TO OBLIGATIONS OF CALIFORNIA AND ITS POLITICAL SUBDIVISIONS, THEY WILL ALSO BE EXEMPT FROM STATE AND LOCAL PERSONAL INCOME TAX IN CALIFORNIA. DIVIDENDS ATTRIBUTABLE TO INTEREST ON CERTAIN PRIVATE ACTIVITY BONDS MUST BE INCLUDED IN FEDERAL ALTERNATIVE MINIMUM TAXABLE INCOME FOR THE PURPOSE OF DETERMINING
LIABILITY  (IF  ANY)  FOR  INDIVIDUALS  AND  FOR  CORPORATIONS. EACH PORTFOLIO'S
DIVIDENDS DERIVED FROM TAXABLE INTEREST AND DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS, WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES, ARE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME AND DO NOT QUALIFY FOR THE DIVIDENDS RECEIVED DEDUCTION FOR CORPORATIONS.
     A SHAREHOLDER MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXES ON DIVIDENDS AND DISTRIBUTIONS FROM THE PORTFOLIOS. THE PORTFOLIO WILL NOTIFY SHAREHOLDERS ANNUALLY ABOUT THE FEDERAL TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS PAID BY THE PORTFOLIO AND THE AMOUNT OF DIVIDENDS WITHHELD, IF ANY, DURING THE PREVIOUS YEAR.
     THE CODE PROVIDES THAT INTEREST ON INDEBTEDNESS INCURRED OR CONTINUED IN ORDER TO PURCHASE OR CARRY SHARES OF A REGULATED INVESTMENT COMPANY WHICH DISTRIBUTES EXEMPT-INTEREST DIVIDENDS DURING THE YEAR IS NOT DEDUCTIBLE. FURTHERMORE, ENTITIES OR PERSONS WHO ARE "SUBSTANTIAL USERS" (OR PERSONS RELATED TO "SUBSTANTIAL USERS") OF FACILITIES FINANCED BY PRIVATE ACTIVITY BONDS SHOULD CONSULT THEIR TAX ADVISORS BEFORE PURCHASING SHARES OF THE PORTFOLIO. "SUBSTANTIAL USER" IS GENERALLY DEFINED AS INCLUDING A "NON-EXEMPT PERSON" WHO REGULARLY USES IN TRADE OR BUSINESS A PART OF A FACILITY FINANCED FROM THE PROCEEDS OF PRIVATE ACTIVITY BONDS.
     THE PORTFOLIO IS REQUIRED TO WITHHOLD 31% OF ANY LONG-TERM CAPITAL GAIN DIVIDENDS AND 31% OF EACH REDEMPTION TRANSACTION OCCURRING IN THE LIMITED-TERM
PORTFOLIO IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON CAPITAL GAIN DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE PORTFOLIO IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION, THE LIMITED-TERM PORTFOLIO IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO REDEMPTION TRANSACTIONS IN THE PORTFOLIO: (A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE PORTFOLIO'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY, OR INSTRUMENTALITY OF ANY OF THE FOREGOING; U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; AND FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS ALSO ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT, ALONG WITH CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS, MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTION 1441 OF THE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING SHOULD CALL OR WRITE THE FUND FOR FURTHER INFORMATION.

                               VALUATION OF SHARES
                               -------------------

MONEY  MARKET  AND  CALIFORNIA  MONEY  MARKET  PORTFOLIOS
     THE MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIOS' ASSETS ARE NORMALLY VALUED AT THEIR AMORTIZED COST, WHICH DOES NOT TAKE INTO ACCOUNT UNREALIZED CAPITAL GAINS OR LOSSES. THIS INVOLVES VALUING AN INSTRUMENT AT ITS COST AND THEREAFTER ASSUMING A CONSTANT AMORTIZATION TO MATURITY OF ANY DISCOUNT OR PREMIUM, REGARDLESS OF THE IMPACT OF FLUCTUATING INTEREST RATES ON THE MARKET VALUE OF THE INSTRUMENT. WHILE THIS METHOD PROVIDES CERTAINTY IN VALUATION, IT MAY RESULT IN PERIODS DURING WHICH VALUE, AS DETERMINED BY AMORTIZED COST, IS HIGHER OR LOWER THAN THE PRICE THAT WOULD BE RECEIVED UPON SALE OF THE INSTRUMENT.

LIMITED-TERM  PORTFOLIO
     AS  OF  THE  MOST  RECENT  CALCULATION  ON  FEBRUARY 29, 2000, LIMITED-TERM
PORTFOLIO'S NET ASSET VALUE PER SHARE HAS FLUCTUATED LESS THAN 1% PER YEAR ON AVERAGE SINCE ITS INCEPTION IN APRIL 1981. ITS ASSETS ARE VALUED, UTILIZING THE AVERAGE BID DEALER MARKET QUOTATION AS FURNISHED BY AN INDEPENDENT PRICING SERVICE. SECURITIES AND OTHER ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE ARE VALUED BASED ON THE CURRENT MARKET FOR SIMILAR SECURITIES OR ASSETS, AS DETERMINED IN GOOD FAITH BY THE FUND'S ADVISOR UNDER THE SUPERVISION OF THE BOARD OF TRUSTEES.
     EACH PORTFOLIO DETERMINES THE NET ASSET VALUE OF ITS SHARES EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (GENERALLY, 4:00 P.M. EASTERN TIME), AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE PORTFOLIOS DO NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED:
NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY.

NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE,  12/31/99

MONEY  MARKET  PORTFOLIO
     CLASS  O  ($1,277,935,288/1,278,187,007  SHARES)                     $1.00
              INSTITUTIONAL  CLASS  ($237,543,856/237,587,793  SHARES)    $1.00
              CLASS  T  ($37,052,707/37,058,165  SHARES)                  $1.00

CALIFORNIA  MONEY  MARKET  PORTFOLIO
     ($427,944,627/428,077,051  SHARES)                                   $1.00

LIMITED-TERM  PORTFOLIO
     NET  ASSET  VALUE  PER  SHARE
     ($523,743,063/49,237,156  SHARES)                                   $10.64
MAXIMUM  SALES  CHARGE
(1.00%  OF  OFFERING  PRICE)                                                .11
OFFERING  PRICE  PER  SHARE                                              $10.75

                      CALCULATION OF YIELD AND TOTAL RETURN
                      -------------------------------------

MONEY  MARKET  AND  CALIFORNIA  MONEY  MARKET  PORTFOLIO
     FROM TIME TO TIME THE MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIOS ADVERTISE THEIR "YIELD" AND "EFFECTIVE YIELD." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. YIELD IS CALCULATED SEPARATELY BY CLASS. THE "YIELD" OF THE MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIOS REFERS TO THE INCOME GENERATED BY AN INVESTMENT IN THE PORTFOLIO OVER A PARTICULAR BASE PERIOD OF TIME. THE LENGTH AND CLOSING DATE OF THE BASE PERIOD WILL BE STATED IN THE ADVERTISEMENT. IF THE BASE PERIOD IS LESS THAN ONE YEAR, THE YIELD IS THEN "ANNUALIZED." THAT IS, THE NET CHANGE, EXCLUSIVE OF CAPITAL CHANGES, IN THE VALUE OF A SHARE DURING THE BASE PERIOD IS DIVIDED BY THE NET ASSET VALUE PER SHARE AT THE BEGINNING OF THE PERIOD, AND THE RESULT IS MULTIPLIED BY 365 AND DIVIDED BY THE NUMBER OF DAYS IN THE BASE PERIOD. CAPITAL CHANGES EXCLUDED FROM THE CALCULATION OF YIELD ARE: (1) REALIZED GAINS AND LOSSES FROM THE SALE OF SECURITIES, AND (2) UNREALIZED APPRECIATION AND DEPRECIATION. THE MONEY MARKET PORTFOLIO'S "EFFECTIVE YIELD" FOR A SEVEN-DAY PERIOD IS ITS ANNUALIZED COMPOUNDED YIELD DURING THE PERIOD CALCULATED ACCORDING TO THE FOLLOWING FORMULA:

               EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)365/7 - 1
     THESE PORTFOLIOS ALSO MAY ADVERTISE, FROM TIME TO TIME, "TAX EQUIVALENT YIELD." THE TAX EQUIVALENT YIELD IS THE YIELD AN INVESTOR WOULD BE REQUIRED TO OBTAIN FROM TAXABLE INVESTMENTS TO EQUAL THE PORTFOLIO'S YIELD, ALL OR A PORTION OF WHICH MAY BE EXEMPT FROM FEDERAL INCOME TAXES. THE TAX EQUIVALENT YIELD IS COMPUTED BY TAKING THE PORTION OF THE PORTFOLIO'S EFFECTIVE YIELD EXEMPT FROM REGULAR FEDERAL INCOME TAX AND MULTIPLYING THE EXEMPT YIELD BY A FACTOR BASED UPON A STATED INCOME TAX RATE, THEN ADDING THE PORTION OF THE YIELD THAT IS NOT EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FACTOR WHICH IS USED TO CALCULATE THE TAX EQUIVALENT YIELD IS THE RECIPROCAL OF THE DIFFERENCE BETWEEN 1 AND THE APPLICABLE INCOME TAX RATE, WHICH WILL BE STATED IN THE ADVERTISEMENT.




FOR  THE  SEVEN  DAY  PERIOD  ENDED  DECEMBER  31,  1999:

                     SIMPLE     EFFECTIVE     TAX-EQUIVALENT     TAX-EQUIVALENT
                      YIELD         YIELD   (39.6%  BRACKET)     (36%  BRACKET)

MONEY MARKET CLASS O   4.33%         4.42%             7.32%              6.91%
MONEY MARKET INSTITUTIONAL CLASS
                       4.63%         4.74%             7.85%              7.41%
MONEY MARKET CLASS T   3.92%         4.00%             6.62%              6.25%
CALIFORNIA MONEY MARKET
                       3.80%         3.87%             6.41%              6.05%
     THE STANDARDIZED TOTAL RETURN FOR INSTITUTIONAL CLASS SHARES IS "LINKED" TO CLASS O TOTAL RETURN. THAT IS, INSTITUTIONAL CLASS SHARES HAVE AN ACTUAL INCEPTION DATE OF AUGUST 1, 1997. HOWEVER, CLASS O SHARES HAVE AN INCEPTION DATE OF SEVERAL YEARS EARLIER. IN THE TABLE SHOWN IN THE PROSPECTUS, PERFORMANCE RESULTS BEFORE THE INSTITUTIONAL CLASS ACTUAL INCEPTION DATE ARE FOR CLASS O. BECAUSE CLASS O HAD HIGHER EXPENSES, ITS PERFORMANCE WAS LOWER THAN THE INSTITUTIONAL CLASS WOULD HAVE REALIZED IN THE SAME PERIOD. NONSTANDARDIZED TOTAL RETURN FOR INSTITUTIONAL CLASS SHARES MAY ALSO BE SHOWN FROM THE ACTUAL INSTITUTIONAL CLASS INCEPTION DATE; THIS FIGURE IS NOT LINKED TO CLASS O TOTAL RETURN,

LIMITED-TERM  PORTFOLIO
     FROM TIME TO TIME, THE LIMITED-TERM PORTFOLIO ADVERTISES ITS "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. TOTAL RETURN WILL BE QUOTED FOR THE MOST RECENT ONE-YEAR PERIOD, FIVE-YEAR PERIOD, AND PERIOD FROM INCEPTION OF THE PORTFOLIO'S OFFERING OF SHARES. TOTAL RETURN QUOTATIONS FOR PERIODS IN EXCESS OF ONE YEAR REPRESENT THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD INCLUDED IN THE PARTICULAR QUOTATION. TOTAL RETURN IS A COMPUTATION OF THE PORTFOLIO'S DIVIDEND YIELD, PLUS OR MINUS REALIZED OR UNREALIZED CAPITAL APPRECIATION OR DEPRECIATION, LESS FEES AND EXPENSES. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE PORTFOLIO'S MAXIMUM SALES CHARGE, EXCEPT QUOTATIONS OF "RETURN WITHOUT MAXIMUM LOAD" WHICH DO NOT DEDUCT THE SALES CHARGE AND "ACTUAL RETURN," WHICH REFLECT DEDUCTION OF THE SALES CHARGE ONLY FOR THOSE PERIODS WHEN A SALES CHARGE WAS ACTUALLY IMPOSED. THUS, IN THE FORMULA BELOW, FOR RETURN WITHOUT MAXIMUM LOAD, P = THE ENTIRE $1,000 HYPOTHETICAL INITIAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGE; FOR ACTUAL RETURN, P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000. NOTE:
"TOTAL  RETURN"  AS  QUOTED  IN  THE  FINANCIAL HIGHLIGHTS SECTION OF THE FUND'S
PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS, PER SEC INSTRUCTIONS, DOES NOT REFLECT DEDUCTION OF THE SALES CHARGE, AND CORRESPONDS TO "RETURN WITHOUT
MAXIMUM LOAD" OR "AT NAV" AS REFERRED TO HEREIN. RETURN WITHOUT MAXIMUM LOAD SHOULD BE CONSIDERED ONLY BY INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN PENSION PLANS, TO WHOM THE SALES CHARGE DOES NOT APPLY, OR FOR PURPOSES OF COMPARISON ONLY WITH COMPARABLE FIGURES WHICH ALSO DO NOT REFLECT SALES CHARGES, SUCH AS LIPPER AVERAGES. TOTAL RETURN IS COMPUTED ACCORDING TO THE FOLLOWING FORMULA:

                                 P(1 + T)N = ERV
WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = TOTAL RETURN; N = NUMBER OF YEARS; AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE 1, 5 OR 10 YEAR PERIODS AT THE END OF SUCH PERIODS (OR PORTIONS THEREOF, IF APPLICABLE).

     RETURNS  FOR  THE  PERIODS  INDICATED  (ENDED  12/31/99)  ARE  AS  FOLLOWS:

                        WITH  MAX.  LOAD           W/O  MAX.  LOAD
     ONE  YEAR                      1.81%                    2.86%
     FIVE  YEARS                    3.84%                    4.06%
     TEN  YEARS                     4.35%                    4.46%

     THE LIMITED-TERM PORTFOLIO ALSO ADVERTISES, FROM TIME TO TIME, ITS "YIELD" AND "TAX EQUIVALENT YIELD." AS WITH TOTAL RETURN, BOTH YIELD FIGURES ARE HISTORICAL AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.
     UNLIKE  THE  YIELD  QUOTATIONS  FOR  THE  MONEY  MARKET  PORTFOLIO, "YIELD"
QUOTATIONS FOR THE LIMITED-TERM PORTFOLIO REFER TO THE AGGREGATE IMPUTED YIELD-TO-MATURITY OF EACH OF THE PORTFOLIO'S INVESTMENTS BASED ON THE MARKET VALUE AS OF THE LAST DAY OF A GIVEN THIRTY-DAY OR ONE-MONTH PERIOD LESS ACCRUED EXPENSES (NET OF REIMBURSEMENT), DIVIDED BY THE AVERAGE DAILY NUMBER OF OUTSTANDING SHARES ENTITLED TO RECEIVE DIVIDENDS TIMES THE MAXIMUM OFFERING PRICE ON THE LAST DAY OF THE PERIOD (SO THAT THE EFFECT OF THE SALES CHARGE IS INCLUDED IN THE CALCULATION), COMPOUNDED ON A "BOND EQUIVALENT," OR SEMI-ANNUAL, BASIS. THE LIMITED-TERM PORTFOLIO'S YIELD IS COMPUTED ACCORDING TO THE FOLLOWING
FORMULA:

                           YIELD = 2[(A-B/CD)+1)6 - 1]
     WHERE A = DIVIDENDS AND INTEREST EARNED DURING THE PERIOD; B = EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENT); C = THE AVERAGE DAILY NUMBER OF SHARES OUTSTANDING DURING THE PERIOD THAT WERE ENTITLED TO RECEIVE DIVIDENDS; AND D = THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE PERIOD. USING THIS CALCULATION, THE LIMITED-TERM PORTFOLIO'S YIELD FOR THE 30-DAY PERIOD ENDED DECEMBER 31, 1999 WAS 3.85%.
     THE TAX EQUIVALENT YIELD IS THE YIELD AN INVESTOR WOULD BE REQUIRED TO OBTAIN FROM TAXABLE INVESTMENTS TO EQUAL THE LIMITED-TERM PORTFOLIO'S YIELD, ALL OR A PORTION OF WHICH MAY BE EXEMPT FROM FEDERAL INCOME TAXES. THE TAX EQUIVALENT YIELD IS COMPUTED FOR EACH CLASS BY TAKING THE PORTION OF THE YIELD EXEMPT FROM REGULAR FEDERAL INCOME TAX AND MULTIPLYING THE EXEMPT YIELD BY A FACTOR BASED UPON A STATED INCOME TAX RATE, THEN ADDING THE PORTION OF THE YIELD THAT IS NOT EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FACTOR WHICH IS USED TO CALCULATE THE TAX EQUIVALENT YIELD IS THE RECIPROCAL OF THE DIFFERENCE BETWEEN 1 AND THE APPLICABLE INCOME TAX RATE, WHICH WILL BE STATED IN THE ADVERTISEMENT.
FOR THE THIRTY-DAY PERIOD ENDED DECEMBER 31, 1999, THE PORTFOLIO'S TAX EQUIVALENT YIELD WAS 6.02 FOR AN INVESTOR IN THE 36% FEDERAL INCOME TAX BRACKET, AND 6.37% FOR AN INVESTOR IN THE 39.6% FEDERAL INCOME TAX BRACKET.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST PORTFOLIO HOLDINGS OR GIVE EXAMPLES OR SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE PORTFOLIO, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, RUSSELL 2000/SMALL STOCK INDEX, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, AND SCHABACKER INVESTMENT MANAGEMENT, INC. SUCH AVERAGES GENERALLY DO NOT REFLECT ANY FRONT- OR BACK-END SALES CHARGES THAT MAY BE CHARGED BY FUNDS IN THAT GROUPING. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES. THE FUND, ITS ADVISOR, AND ITS AFFILIATES RESERVE THE RIGHT TO UPDATE PERFORMANCE RANKINGS AS NEW RANKINGS BECOME AVAILABLE.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.

                              TRUSTEES AND OFFICERS
                              ---------------------

     THE FUND'S BOARD OF TRUSTEES SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE IT WITH SERVICES.
     RICHARD L. BAIRD, JR., TRUSTEE. MR. BAIRD IS EXECUTIVE VICE PRESIDENT FOR THE FAMILY HEALTH COUNCIL, INC. IN PITTSBURGH, PENNSYLVANIA, A NON-PROFIT CORPORATION WHICH PROVIDES FAMILY PLANNING SERVICES, NUTRITION, MATERNAL/CHILD HEALTH CARE, AND VARIOUS HEALTH SCREENING SERVICES. MR. BAIRD IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC., CALVERT NEW WORLD FUND, INC. AND CALVERT WORLD VALUES FUND, INC. DOB: 05/09/48. ADDRESS: 211 OVERLOOK DRIVE, PITTSBURGH, PENNSYLVANIA 15216.
     FRANK H. BLATZ, JR., ESQ., TRUSTEE. MR. BLATZ IS A PARTNER IN THE LAW FIRM OF SNEVILY, ELY, WILLIAMS & BLATZ. HE WAS FORMERLY A PARTNER WITH ABRAMS, BLATZ, GRAN, HENDRICKS & REINA, P.A. HE IS ALSO A DIRECTOR OF CALVERT VARIABLE SERIES, INC. DOB: 10/29/35. ADDRESS: 282 SOUTH AVENUE, SUITE 201, P.O. 207, FANWOOD, NJ 07023.
     FREDERICK T. BORTS, M.D., TRUSTEE. DR. BORTS IS A RADIOLOGIST WITH KAISER PERMANENTE. PRIOR TO THAT, HE WAS A RADIOLOGIST AT BETHLEHEM MEDICAL IMAGING IN ALLENTOWN, PENNSYLVANIA. DOB: 07/23/49. ADDRESS: 2610 NONOHE STREET, WAHIAWA, HAWAII, 96786.
     CHARLES E. DIEHL, TRUSTEE. MR. DIEHL IS A SELF-EMPLOYED CONSULTANT AND IS VICE PRESIDENT AND TREASURER EMERITUS OF THE GEORGE WASHINGTON UNIVERSITY. HE HAS RETIRED FROM UNIVERSITY SUPPORT SERVICES, INC. OF HERNDON, VIRGINIA. FORMERLY, HE WAS A DIRECTOR OF ACACIA MUTUAL LIFE INSURANCE COMPANY, AND IS CURRENTLY A DIRECTOR OF SERVUS FINANCIAL CORPORATION. DOB: 10/13/22. ADDRESS:
1658  QUAIL  HOLLOW  COURT,  MCLEAN,  VIRGINIA  22101.
     DOUGLAS E. FELDMAN, M.D., TRUSTEE. DR. FELDMAN IS MANAGING PARTNER OF FELDMAN OTOLARYNGOLOGY, HEAD AND NECK SURGERY IN WASHINGTON, D.C. A GRADUATE OF HARVARD MEDICAL SCHOOL, HE IS ASSOCIATE PROFESSOR OF OTOLARYNGOLOGY, HEAD AND NECK SURGERY AT GEORGETOWN UNIVERSITY AND GEORGE WASHINGTON UNIVERSITY MEDICAL SCHOOL, AND PAST CHAIRMAN OF THE DEPARTMENT OF OTOLARYNGOLOGY, HEAD AND NECK SURGERY AT THE WASHINGTON HOSPITAL CENTER. HE IS INCLUDED IN THE BEST DOCTORS IN AMERICA. DOB: 05/23/48. ADDRESS: 7536 PEPPERELL DRIVE, BETHESDA, MARYLAND 20817.
     PETER W. GAVIAN, CFA, TRUSTEE. MR. GAVIAN IS PRESIDENT OF CORPORATE FINANCE OF WASHINGTON, INC. FORMERLY, HE WAS A PRINCIPAL OF GAVIAN DE VAUX ASSOCIATES, AN INVESTMENT BANKING FIRM. HE IS ALSO A CHARTERED FINANCIAL ANALYST AND AN ACCREDITED SENIOR BUSINESS APPRAISER. DOB: 12/08/32. ADDRESS: 3005 FRANKLIN ROAD NORTH, ARLINGTON, VIRGINIA 22201.
     JOHN G. GUFFEY, JR., TRUSTEE. MR. GUFFEY IS EXECUTIVE VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. HE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, ORGANIZING DIRECTOR OF THE COMMUNITY CAPITAL BANK IN BROOKLYN, NEW YORK, AND A FINANCIAL CONSULTANT TO VARIOUS ORGANIZATIONS. IN ADDITION, HE IS A DIRECTOR OF THE COMMUNITY BANKERS MUTUAL FUND OF DENVER, COLORADO, A DIRECTOR OF ARIEL FUNDS, AND THE TREASURER AND DIRECTOR OF SILBY, GUFFEY, AND CO., INC., A VENTURE CAPITAL FIRM. MR. GUFFEY IS A TRUSTEE/DIRECTOR OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. DOB:
05/15/48.  ADDRESS:  388  CALLI  CALINA,  SANTA  FE,  NEW  MEXICO  87501.
     MR. GUFFEY HAS BEEN ADVISED THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS ENTERED AN ORDER AGAINST HIM RELATING TO HIS FORMER SERVICE AS A DIRECTOR OF COMMUNITY BANKERS MUTUAL FUND, INC. THIS FUND IS NOT CONNECTED WITH ANY CALVERT FUND OR THE CALVERT GROUP AND CEASED OPERATIONS IN SEPTEMBER, 1994. MR. GUFFEY CONSENTED TO THE ENTRY OF THE ORDER WITHOUT ADMITTING OR DENYING THE FINDINGS IN THE ORDER. THE ORDER CONTAINS FINDINGS THAT (1) THE COMMUNITY BANKERS MUTUAL FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WERE MATERIALLY FALSE AND MISLEADING BECAUSE THEY MISSTATED OR FAILED TO STATE MATERIAL FACTS CONCERNING THE PRICING OF FUND SHARES AND THE PERCENTAGE OF ILLIQUID SECURITIES IN THE FUND'S PORTFOLIO AND THAT MR. GUFFEY, AS A MEMBER OF THE FUND'S BOARD, SHOULD HAVE KNOWN OF THESE MISSTATEMENTS AND THEREFORE VIOLATED THE SECURITIES ACT OF 1933; (2) THE PRICE OF THE FUND'S SHARES SOLD TO THE PUBLIC WAS NOT BASED ON THE CURRENT NET ASSET VALUE OF THE SHARES, IN VIOLATION OF THE INVESTMENT COMPANY ACT OF 1940 (THE "INVESTMENT COMPANY ACT"); AND (3) THE BOARD OF THE FUND, INCLUDING MR. GUFFEY, VIOLATED THE INVESTMENT COMPANY ACT BY DIRECTING THE FILING OF A MATERIALLY FALSE REGISTRATION STATEMENT. THE ORDER DIRECTED MR. GUFFEY TO CEASE AND DESIST FROM COMMITTING OR CAUSING FUTURE VIOLATIONS AND TO PAY A CIVIL PENALTY OF $5,000. THE SEC PLACED NO RESTRICTIONS ON MR. GUFFEY'S CONTINUING TO SERVE AS A TRUSTEE OR DIRECTOR OF MUTUAL FUNDS.
*BARBARA J. KRUMSIEK, PRESIDENT AND TRUSTEE. MS. KRUMSIEK SERVES AS PRESIDENT, CHIEF EXECUTIVE OFFICER AND VICE CHAIRMAN OF CALVERT GROUP, LTD. AND AS AN OFFICER AND DIRECTOR OF EACH OF ITS AFFILIATED COMPANIES. SHE IS A DIRECTOR OF CALVERT-SLOAN ADVISERS, L.L.C., AND A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MS. KRUMSIEK IS THE PRESIDENT OF EACH OF THE INVESTMENT COMPANIES, EXCEPT FOR CALVERT SOCIAL INVESTMENT FUND, OF WHICH SHE IS THE SENIOR VICE PRESIDENT. MS. KRUMSIEK IS ON THE BOARD OF DIRECTORS OF CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO JOINING CALVERT GROUP, MS. KRUMSIEK SERVED AS A MANAGING DIRECTOR OF ALLIANCE FUND DISTRIBUTORS, INC. DOB:
08/09/52.
     M. CHARITO KRUVANT, TRUSTEE. MS. KRUVANT IS PRESIDENT AND CEO OF CREATIVE ASSOCIATES INTERNATIONAL, INC., A FIRM THAT SPECIALIZES IN HUMAN RESOURCES DEVELOPMENT, INFORMATION MANAGEMENT, PUBLIC AFFAIRS AND PRIVATE ENTERPRISE DEVELOPMENT. SHE IS ALSO A DIRECTOR OF CALVERT VARIABLE SERIES, INC., AND ACACIA FEDERAL SAVINGS BANK. DOB: 12/08/45. ADDRESS: 5301 WISCONSIN AVENUE, N.W., WASHINGTON, D.C. 20015.
     ARTHUR J. PUGH, TRUSTEE. MR. PUGH IS A DIRECTOR OF CALVERT VARIABLE SERIES, INC., AND SERVES AS A DIRECTOR OF ACACIA FEDERAL SAVINGS BANK. DOB: 09/24/37.
ADDRESS:  4823  PRESTWICK  DRIVE,  FAIRFAX,  VIRGINIA  22030.
     *DAVID R. ROCHAT, SENIOR VICE PRESIDENT AND TRUSTEE. MR. ROCHAT IS EXECUTIVE VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., DIRECTOR AND SECRETARY OF GRADY, BERWALD AND CO., INC., AND DIRECTOR AND PRESIDENT OF CHELSEA SECURITIES, INC. HE IS THE SENIOR VICE PRESIDENT OF FIRST VARIABLE RATE FUND, CALVERT TAX-FREE RESERVES, CALVERT MUNICIPAL FUND, INC., CALVERT CASH RESERVES, AND THE CALVERT FUND. DOB: 10/07/37. ADDRESS: BOX 93, CHELSEA, VERMONT 05038.
     *D. WAYNE SILBY, ESQ., TRUSTEE. MR. SILBY IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND. MR. SILBY IS EXECUTIVE CHAIRMAN OF GROUP SERVE, INC., AN INTERNET COMPANY FOCUSED ON COMMUNITY BUILDING COLLABORATIVE TOOLS, AND AN OFFICER, DIRECTOR AND SHAREHOLDER OF SILBY, GUFFEY & COMPANY, INC., WHICH SERVES AS GENERAL PARTNER OF CALVERT SOCIAL VENTURE
PARTNERS ("CSVP"). CSVP IS A VENTURE CAPITAL FIRM INVESTING IN SOCIALLY RESPONSIBLE SMALL COMPANIES. HE IS ALSO A DIRECTOR OF ACACIA LIFE INSURANCE COMPANY AND CHAIRMAN OF CALVERT SOCIAL INVESTMENT FOUNDATION. DOB: 07/20/48.
ADDRESS:  1715  18TH  STREET,  N.W.,  WASHINGTON,  D.C.  20009.
     RENO J. MARTINI, SENIOR VICE PRESIDENT. MR. MARTINI IS A DIRECTOR AND SENIOR VICE PRESIDENT OF CALVERT GROUP, LTD., AND SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CALVERT ASSET MANAGEMENT COMPANY, INC. MR. MARTINI IS ALSO A DIRECTOR AND PRESIDENT OF CALVERT-SLOAN ADVISERS, L.L.C., AND A
DIRECTOR  AND  OFFICER  OF  CALVERT  NEW  WORLD  FUND.  DOB:  1/13/50.
     RONALD M. WOLFSHEIMER, CPA, TREASURER. MR. WOLFSHEIMER IS SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF CALVERT GROUP, LTD. AND ITS SUBSIDIARIES AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MR. WOLFSHEIMER IS VICE PRESIDENT AND TREASURER OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR OF CALVERT DISTRIBUTORS, INC.
DOB:  07/24/47.
     WILLIAM M. TARTIKOFF, ESQ., VICE PRESIDENT AND SECRETARY. MR. TARTIKOFF IS AN OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AND IS SENIOR VICE PRESIDENT, SECRETARY, AND GENERAL COUNSEL OF CALVERT GROUP, LTD., AND EACH OF ITS SUBSIDIARIES. MR. TARTIKOFF IS ALSO VICE PRESIDENT AND SECRETARY OF CALVERT-SLOAN ADVISERS, L.L.C., A DIRECTOR OF CALVERT DISTRIBUTORS, INC., AND IS AN OFFICER OF ACACIA NATIONAL LIFE INSURANCE COMPANY. DOB:
08/12/47.
     DANIEL K. HAYES, VICE PRESIDENT. MR. HAYES IS VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., AND IS AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT NEW WORLD FUND, INC. DOB: 09/09/50.
     SUSAN WALKER BENDER, ESQ., ASSISTANT SECRETARY. MS. BENDER IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP, LTD. AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 01/29/59.
     IVY WAFFORD DUKE, ESQ., ASSISTANT SECRETARY. MS. DUKE IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS AND SECRETARY AND PROVIDES COUNSEL TO THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO WORKING AT CALVERT GROUP, MS. DUKE WAS AN ASSOCIATE IN THE INVESTMENT MANAGEMENT GROUP OF THE BUSINESS AND FINANCE DEPARTMENT AT DRINKER BIDDLE & REATH. DOB: 09/07/68.
     VICTOR FRYE, ESQ., ASSISTANT SECRETARY AND COMPLIANCE OFFICER. MR. FRYE IS COUNSEL AND COMPLIANCE OFFICER OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. HE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MR. FRYE WAS COUNSEL AND MANAGER OF THE COMPLIANCE DEPARTMENT AT THE ADVISORS GROUP. DOB: 10/15/58.
     JENNIFER P. STREAKS, ESQ., ASSISTANT SECRETARY. MS. STREAKS IS ASSISTANT GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MS. STREAKS WAS A REGULATORY ANALYST IN THE MARKET REGULATION DEPARTMENT OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. DOB: 08/02/71.
     MICHAEL V. YUHAS JR., CPA, CONTROLLER OF FUNDS. MR. YUHAS IS THE DIRECTOR OF FUND ADMINISTRATION OF CALVERT GROUP, LTD., AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 08/04/61.
     THE ADDRESS OF DIRECTORS AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. TRUSTEES AND OFFICERS OF THE FUND AS A GROUP OWN LESS THAN 1% OF ANY CLASS OF THE FUND'S OUTSTANDING SHARES. TRUSTEES MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
     EACH OF THE ABOVE DIRECTORS/TRUSTEES AND OFFICERS IS A DIRECTOR/TRUSTEE OR OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS WITH THE EXCEPTION OF CALVERT SOCIAL INVESTMENT FUND, OF WHICH ONLY MESSRS. BAIRD, GUFFEY AND SILBY AND MS. KRUMSIEK ARE AMONG THE TRUSTEES, CALVERT VARIABLE SERIES, INC., OF WHICH ONLY MESSRS. BLATZ, DIEHL AND PUGH AND MMES. KRUMSIEK AND KRUVANT ARE AMONG THE DIRECTORS, CALVERT WORLD VALUES FUND, INC., OF WHICH ONLY MESSRS. GUFFEY AND SILBY AND MS. KRUMSIEK ARE AMONG THE DIRECTORS, AND CALVERT NEW WORLD FUND, INC., OF WHICH ONLY MS. KRUMSIEK AND MR. MARTINI ARE AMONG THE DIRECTORS.
     THE AUDIT COMMITTEE OF THE BOARD IS COMPOSED OF MESSRS. BAIRD, FELDMAN, GUFFEY AND PUGH AND MS. KRUVANT. THE INVESTMENT POLICY IS COMPOSED OF MESSRS. BORTS, DIEHL, GAVIAN, ROCHAT AND SILBY AND MS. KRUMSIEK.
     DURING 1999, TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR WERE PAID $153,867, $41,049, AND $51,758, BY THE MONEY MARKET, CALIFORNIA MONEY MARKET AND LIMITED-TERM PORTFOLIOS, RESPECTIVELY. TRUSTEES OF THE FUND NOT AFFILIATED WITH THE ADVISOR CURRENTLY RECEIVE AN ANNUAL FEE OF $20,500 FOR SERVICE AS A MEMBER OF THE BOARD OF TRUSTEES OF THE CALVERT GROUP OF FUNDS PLUS A FEE OF $750 TO $1500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED; SUCH FEES ARE ALLOCATED AMONG THE FUNDS ON THE BASIS OF THEIR NET ASSETS.
     TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE TRUSTEES DEFERRED COMPENSATION PLAN (SHOWN AS "PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES," BELOW). DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS.

                           TRUSTEE COMPENSATION TABLE
                                FISCAL YEAR 1999
                               (UNAUDITED NUMBERS)
                 AGGREGATE            PENSION  OR          TOTAL  COMPENSATION
                 COMPENSATION         RETIREMENT BENEFITS  FROM
                 FROM  REGISTRANT     ACCRUED  AS          REGISTRANT AND FUND
                 FOR  SERVICE         PART  OF             COMPLEX  PAID  TO
                 AS  TRUSTEE          OF REGISTRANT        TRUSTEE**
                                      EXPENSES*
NAME  OF  TRUSTEE

RICHARD L. BAIRD, JR.     $25,302             $0                 $39,250
FRANK  H.  BLATZ,  JR.    $26,346        $26,346                 $48,250
FREDERICK  T.  BORTS      $24,781             $0                 $35,500
CHARLES  E.  DIEHL        $26,346             $0                 $48,250
DOUGLAS  E.  FELDMAN      $25,823             $0                 $37,000
PETER  W.  GAVIAN         $25,823             $0                 $37,000
JOHN  G.  GUFFEY,  JR.    $25,303         $4,908                 $56,365
M.  CHARITO  KRUVANT      $24,781        $14,868                 $45,250
ARTHUR  J.  PUGH          $26,346             $0                 $48,250
D.  WAYNE  SILBY          $22,698             $0                 $60,831

* CERTAIN TRUSTEES HAVE CHOSEN TO DEFER THEIR COMPENSATION. AS OF DECEMBER 31, 1999, TOTAL DEFERRED COMPENSATION FROM THE FUND COMPLEX, INCLUDING DIVIDENDS AND CAPITAL APPRECIATION FOR THE TRUSTEES SHOWN WAS: BLATZ, $784,000; DIEHL, $760,650; GAVIAN, $194,300; GUFFEY, $11,100; KRUVANT, $58,700; AND PUGH,
$134,450.

**  THE  FUND  COMPLEX  CONSISTS  OF  NINE  (9) REGISTERED INVESTMENT COMPANIES.


                               INVESTMENT ADVISOR
                               ------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP, LTD., WHICH IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY OF LINCOLN, NEBRASKA.
     THE ADVISOR MANAGES THE INVESTMENT AND REINVESTMENT OF THE FUND'S ASSETS, SUBJECT TO THE DIRECTION AND CONTROL OF THE FUND'S BOARD OF TRUSTEES. FOR ITS SERVICES, THE ADVISOR RECEIVES AN ANNUAL FEE OF:
     I) WITH RESPECT TO THE MONEY MARKET PORTFOLIO, PRIOR TO AUGUST 1, 1997, THE FEES WERE 0.50% OF THE FIRST $500 MILLION OF SUCH PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.45% OF THE NEXT $500 MILLION OF SUCH ASSETS, AND 0.40% OF ALL SUCH ASSETS OVER $1 BILLION. EFFECTIVE AUGUST 1, 1997, THE FEES CHANGED TO 0.25% OF THE FIRST $500 MILLION OF SUCH PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.20% OF THE NEXT $500 MILLION OF SUCH ASSETS, AND 0.15% OF ALL SUCH ASSETS OVER $1 BILLION; AND
     II) WITH RESPECT TO THE LIMITED-TERM PORTFOLIO, 0.60% OF THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.50% OF THE NEXT $500
MILLION  OF  SUCH  ASSETS,  AND  0.40%  OF  ALL  SUCH  ASSETS  OVER  $1 BILLION.
     III) WITH RESPECT TO THE CALIFORNIA MONEY MARKET PORTFOLIO, 0.50% OF THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.45% OF THE NEXT $500 MILLION OF SUCH ASSETS, AND 0.40% OF ALL SUCH ASSETS OVER $1 BILLION.
     THE ADVISORY FEE IS PAYABLE MONTHLY. THE ADVISOR RESERVES THE RIGHT (I) TO WAIVE ALL OR A PART OF ITS FEE AND (II) TO COMPENSATE, AT ITS EXPENSE,
BROKER-DEALERS  IN  CONSIDERATION  OF  THEIR  PROMOTIONAL  AND  ADMINISTRATIVE
SERVICES.
     THE ADVISOR PROVIDES THE FUND WITH INVESTMENT ADVICE AND RESEARCH, PAYS THE SALARIES AND FEES OF ALL TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND WHO ARE EMPLOYEES OF THE ADVISOR OR ITS AFFILIATES, AND PAYS CERTAIN FUND ADVERTISING AND PROMOTIONAL EXPENSES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL FEES; SHAREHOLDER SERVICING, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FEDERAL AND STATE
SECURITIES REGISTRATION FEES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; INTEREST, TAXES AND OTHER BUSINESS FEES; LEGAL AND AUDIT FEES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.
     THE ADVISOR MAY VOLUNTARILY REIMBURSE THE PORTFOLIOS FOR EXPENSES. THE ADVISORY FEES PAID BY THE PORTFOLIOS TO THE ADVISOR AND, IF APPLICABLE ANY REIMBURSEMENT FROM THE ADVISOR TO THE PORTFOLIO FOR THE PAST 3 FISCAL YEARS
WERE:

                                  1997                1998                 1999

MONEY MARKET               $5,409,090/$25,375     $3,109,517         $3,241,132
CALIFORNIA MONEY MARKET $1,643,147/$164,315   $1,866,734/$84,515     $2,175,707
LIMITED-TERM               $3,164,772          $3,048,758            $3,285,530

     FOR PORTFOLIOS WITH MULTIPLE CLASSES, INVESTMENT ADVISORY FEES ARE ALLOCATED AS A PORTFOLIO LEVEL EXPENSE BASED ON NET ASSETS.

                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), A WHOLLY-OWNED SUBSIDIARY OF CALVERT GROUP, LTD., HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE SERVICES NECESSARY TO THE CONDUCT OF THE FUND'S AFFAIRS. PRIOR TO AUGUST 1, 1997, CASC RECEIVED A FEE OF $200,000 PER YEAR FOR PROVIDING SUCH SERVICES, ALLOCATED AMONG PORTFOLIOS BASED ON ASSETS. EFFECTIVE AUGUST 1, 1997, THE MONEY MARKET CLASS O, INSTITUTIONAL CLASS, AND CLASS T PAY ANNUAL RATES OF 0.26%, 0.05%, AND 0.26% RESPECTIVELY, BASED ON AVERAGE DAILY NET ASSETS. LIMITED-TERM AND CALIFORNIA MONEY MARKET PORTFOLIOS (TOGETHER WITH THE OTHER CTFR PORTFOLIOS EXCLUDING MONEY MARKET PORTFOLIO) PAY AN AGGREGATE ANNUAL FEE OF $80,000, ALLOCATED AMONG THE CTFR PORTFOLIOS (EXCLUDING MONEY MARKET) BASED ON AVERAGE DAILY NET ASSETS. THE ADMINISTRATIVE SERVICE FEES PAID BY THE PORTFOLIOS TO CALVERT ADMINISTRATIVE SERVICES COMPANY FOR THE PAST 3 FISCAL YEARS WERE:


                                  1997                1998               1999

MONEY  MARKET  CLASS  O     $1,682,754          $3,644,196         $3,487,416
MONEY  MARKET  INSTITUTIONAL  CLASS
                               $24,010             $85,699           $149,269
MONEY  MARKET  CLASS  T            N/A                 N/A            $54,349
CALIFORNIA  MONEY  MARKET      $26,655             $30,080            $31,685
LIMITED-TERM                   $43,210             $41,317            $40,553
     ADMINISTRATIVE SERVICE FEES ARE ALLOCATED AS A CLASS-LEVEL EXPENSE, AGAIN BASED ON NET ASSETS.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), 330 W. 9TH STREET, KANSAS CITY, MISSOURI 64105, A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), 4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP, LTD., HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CSSI RECEIVE A FEE BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND SHAREHOLDER TRANSACTIONS, PER PORTFOLIO.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
                     --------------------------------------

     PRICEWATERHOUSECOOPERS LLP, 250 WEST PRATT STREET, BALTIMORE, MARYLAND 21201, HAS BEEN SELECTED BY THE BOARD OF TRUSTEES TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, CURRENTLY SERVES AS CUSTODIAN OF THE PORTFOLIO'S INVESTMENTS. ALLFIRST FINANCIAL INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE PORTFOLIO'S CASH ASSETS. NEITHER CUSTODIAN HAS ANY PART IN DECIDING THE PORTFOLIO'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE PORTFOLIO.

                             METHOD OF DISTRIBUTION
                             ----------------------

     THE PORTFOLIOS HAVE HAS ENTERED INTO A PRINCIPAL UNDERWRITING AGREEMENT WITH CALVERT DISTRIBUTORS INC. ("CDI"), 4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. PURSUANT TO THE AGREEMENT, CDI SERVES AS DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE PORTFOLIOS. CDI MARKETS AND DISTRIBUTES THE FUNDS' SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.
     PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT, CLASS T OF THE MONEY MARKET PORTFOLIO HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") WHICH PERMITS IT TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION AND SERVICING OF ITS SHARES. SUCH EXPENSES MAY NOT EXCEED, ON AN ANNUAL BASIS, 0.25% OF THE AVERAGE DAILY NET ASSETS OF CLASS T.
     THE DISTRIBUTION PLAN WAS APPROVED BY THE BOARD OF TRUSTEES, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE 1940 ACT) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLAN OR IN ANY AGREEMENTS RELATED TO THE PLAN. THE SELECTION AND NOMINATION OF THE TRUSTEES WHO ARE NOT INTERESTED PERSONS IS COMMITTED TO
THE DISCRETION OF SUCH DISINTERESTED TRUSTEES. IN ESTABLISHING THE PLAN, THE TRUSTEES CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION EXPENSES. THE TRUSTEES DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLAN WILL BENEFIT CLASS T AND ITS SHAREHOLDERS, INCLUDING ECONOMIES OF SCALE AT HIGHER ASSET LEVELS, BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE  PLAN  MAY  BE  TERMINATED  BY VOTE OF A MAJORITY OF THE NON-INTERESTED
TRUSTEES WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLAN, OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE AFFECTED CLASS OR PORTFOLIO. ANY CHANGE IN THE PLAN THAT WOULD MATERIALLY INCREASE THE COST TO THE AFFECTED CLASS OF PORTFOLIO REQUIRES APPROVAL OF THE SHAREHOLDERS OF THAT CLASS; OTHERWISE, THE PLAN MAY BE AMENDED BY THE TRUSTEES, INCLUDING A MAJORITY OF THE NON-INTERESTED TRUSTEES AS DESCRIBED ABOVE. THE PLAN WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS SPECIFICALLY APPROVED BY (I) THE VOTE OF A MAJORITY OF THE TRUSTEES WHO ARE NOT PARTIES TO THE PLAN OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLAN, AND (II) THE VOTE OF A MAJORITY OF THE ENTIRE BOARD OF TRUSTEES.
     APART FROM THE PLAN, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE PORTFOLIOS. FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, THEY PAID BROKER/DEALERS FROM THEIR OWN RESOURCES A TOTAL OF $1,026,100 FOR DISTRIBUTION EXPENSES FOR ALL FUNDS IN THE CALVERT GROUP. THE ADVISOR AND/OR CDI HAS AGREED TO PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF THE FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICES FEES. THIS LIST MAY BE CHANGED FROM TIME TO TIME. AS OF DECEMBER 31, 1999, THE ADVISOR AND/OR CDI HAD SPECIAL ARRANGEMENTS WITH THE FOLLOWING FIRMS: MORGAN STANLEY DEAN WITTER, PRUDENTIAL SECURITIES, SALOMON SMITH BARNEY, AMERICAN EXPRESS FINANCIAL ADVISORS, MERRILL LYNCH, AND THE ADVISORS GROUP.
     CDI MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE MONEY MARKET PORTFOLIO'S CLASS T DISTRIBUTION PLAN, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE CLASS BASED ON THE AVERAGE DAILY NET ASSETS OF THE CLASS. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN. FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE MONEY MARKET'S PORTFOLIO CLASS T DISTRIBUTION PLAN EXPENSES WERE SPENT FOR THE FOLLOWING PURPOSES:

CTFR  MONEY  MARKET  PORTFOLIO
CLASS  T

COMPENSATION  TO  BROKER-DEALERS               $52,259
COMPENSATION  TO  SALES  PERSONNEL
ADVERTISING
PRINTING  AND  MAILING  OF  PROSPECTUSES
   TO  OTHER  THAN  CURRENT  SHAREHOLDERS
COMPENSATION  TO  UNDERWRITERS
INTEREST,  FINANCING  CHARGES
OTHER                                          _______
TOTAL  PAID  TO  CDI                           $52,259

     CDI ALSO RECEIVES ANY FRONT-END SALES CHARGES OR CDSC PAID ON LIMITED-TERM PORTFOLIO CLASS A SHARES, AND COMPENSATES BROKER-DEALER FIRMS FOR SALES OF SHARES AT A MAXIMUM COMMISSION RATE OF 1.00%.
     THE AGGREGATE AMOUNT OF SALES CHARGES (GROSS UNDERWRITING COMMISSION) AND THE NET AMOUNT RETAINED BY CDI (I.E., NET OF REALLOWANCE AND FINDER'S FEES) FOR THE LAST 3 THREE FISCAL YEARS ARE:

                              1997                  1998                   1999
                         GROSS/NET             GROSS/NET              GROSS/NET
LIMITED-TERM     $103,293/(101,074)     $81,552/(129,017)     $133,454/(98,447)

     FUND TRUSTEES AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSON ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS (E.G., GROUP RETIREMENT PLANS) ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE ADVISOR MAKES INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF TRUSTEES.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR'S OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS.

     FOR  THE  LAST  THREE  FISCAL YEARS TOTAL BROKERAGE COMMISSIONS PAID ARE AS
FOLLOWS:

                                1997     1998     1999
MONEY  MARKET                     $0       $0       $0
CALIFORNIA  MONEY  MARKET         $0       $0       $0
LIMITED-TERM                      $0       $0       $0

     THE FUND DID NOT PAY ANY BROKERAGE COMMISSIONS TO AFFILIATED PERSON DURING THE LAST THREE FISCAL YEARS.
     WHILE THE FUND'S ADVISOR SELECTS BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES IT MAY DIRECT TRANSACTIONS TO BROKERS BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE
BROKERS  PROVIDE  TO  IT.
     THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF
SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIOS STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES; PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE FUND. SUCH SERVICES INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS. THE ADVISOR MAY ALSO DIRECT SELLING CONCESSIONS AND/OR DISCOUNTS IN FIXED-PRICE OFFERINGS FOR RESEARCH SERVICES.
     IF, IN THE JUDGEMENT OF THE ADVISOR, THE FUND OR OTHER ACCOUNTS MANAGED BY IT WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, IT IS AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.

     FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE ADVISOR DIRECTED BROKERAGE FOR RESEARCH SERVICES IN THE FOLLOWING AMOUNTS:
                                                                  RELATED
                                 AMOUNT  OF  TRANSACTIONS     COMMISSIONS
MONEY  MARKET                                  $0                      $0
CALIFORNIA  MONEY  MARKET                      $0                      $0
LIMITED-TERM                                   $0                      $0

THE  PORTFOLIO  TURNOVER  RATES  FOR  THE  LAST TWO FISCAL YEARS ARE AS FOLLOWS:

                                   1998                              1999

MONEY  MARKET                       N/A                               N/A
CALIFORNIA  MONEY  MARKET           N/A                               N/A
LIMITED-TERM                         45%                              78%

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISOR, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSON AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAY BE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                               GENERAL INFORMATION
                               -------------------

     THE FUND IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY, ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST ON OCTOBER 20, 1980. THE MONEY MARKET, CALIFORNIA MONEY MARKET AND LIMITED-TERM ORTFOLIOS ARE DIVERSIFIED. THE OTHER SERIES OF THE FUND INCLUDE THE LONG-TERM PORTFOLIO AND VERMONT MUNICIPAL PORTFOLIO. THE FUND'S DECLARATION OF TRUST CONTAINS AN EXPRESS DISCLAIMER OF SHAREHOLDER LIABILITY FOR ACTS OR OBLIGATIONS OF THE FUND. THE SHAREHOLDERS OF A MASSACHUSETTS BUSINESS TRUST MIGHT, HOWEVER, UNDER CERTAIN CIRCUMSTANCES, BE HELD PERSONALLY LIABLE AS PARTNERS FOR ITS OBLIGATIONS. THE DECLARATION OF TRUST PROVIDES FOR INDEMNIFICATION AND REIMBURSEMENT OF EXPENSES OUT OF FUND ASSETS FOR ANY SHAREHOLDER HELD PERSONALLY LIABLE FOR OBLIGATIONS OF THE FUND. THE DECLARATION OF TRUST PROVIDES THAT THE FUND SHALL, UPON REQUEST, ASSUME THE DEFENSE OF ANY CLAIM MADE AGAINST ANY SHAREHOLDER FOR ANY ACT OR OBLIGATION OF THE FUND AND SATISFY ANY JUDGMENT THEREON. THE DECLARATION OF TRUST FURTHER PROVIDES THAT THE FUND MAY MAINTAIN APPROPRIATE INSURANCE (FOR EXAMPLE, FIDELITY BONDING AND ERRORS AND OMISSIONS INSURANCE) FOR THE PROTECTION OF THE FUND, ITS SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES, AND AGENTS TO COVER POSSIBLE TORT AND OTHER LIABILITIES. THUS, THE RISK OF A SHAREHOLDER INCURRING FINANCIAL LOSS ON ACCOUNT OF SHAREHOLDER LIABILITY IS LIMITED TO CIRCUMSTANCES IN WHICH BOTH INADEQUATE INSURANCE EXISTS AND THE FUND ITSELF IS UNABLE TO MEET ITS OBLIGATIONS.
     EACH SHARE OF EACH SERIES REPRESENTS AN EQUAL PROPORTIONATE INTEREST IN THAT SERIES WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH SERIES AS DECLARED BY THE BOARD. THE MONEY MARKET PORTFOLIO OFFERS CLASS O (OFFERED IN THE CALVERT TAX-FREE RESERVES MONEY MARKET PROSPECTUS), THE INSTITUTIONAL CLASS (OFFERED IN A SEPARATE PROSPECTUS), AND CLASS T (OFFERED IN A SEPARATE PROSPECTUS).
     EACH CLASS REPRESENTS INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS BUT, AS FURTHER DESCRIBED IN THE PROSPECTUS, EACH CLASS IS SUBJECT TO DIFFERING SALES CHARGES AND EXPENSES, WHICH DIFFERENCES WILL RESULT IN DIFFERING NET ASSET VALUES AND DISTRIBUTIONS. UPON ANY LIQUIDATION OF THE FUND, SHAREHOLDERS OF EACH CLASS ARE ENTITLED TO SHARE PRO RATA IN THE NET ASSETS BELONGING TO THAT SERIES AVAILABLE FOR DISTRIBUTION.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING TRUSTEES, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE YOU OWN, EXCEPT THAT MATTERS AFFECTING CLASSES DIFFERENTLY, SUCH AS DISTRIBUTION PLANS, WILL BE VOTED ON SEPARATELY BY THE AFFECTED CLASS(ES).


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     AS OF APRIL 13, 2000, THE FOLLOWING SHAREHOLDERS OWNED OF RECORD 5% OR MORE OF THE CLASS OR PORTFOLIO SHOWN:

     NAME  AND  ADDRESS                              %  OF  OWNERSHIP

     CALVERT  TAX-FREE  RESERVES  LIMITED  TERM  PORTFOLIO

     CHARLES  SCHWAB  &  CO.  INC.                              5.21%
REINVEST  ACCOUNT
     ATTN:  MUTUAL  FUND  DEPT.
     101  MONTGOMERY  ST.
     SAN  FRANCISCO,  CA  94104-4122




     CALVERT  TAX-  FREE  RESERVES  CALIFORNIA  MONEY  MARKET  FUND

     BRUCE  WALKUP  &  BETTY  WALKUP  TR                       16.88%
     PERSONAL  ACCT.
     650  CALIFORNIA  ST.  STE  2600
     SAN  FRANCISCO,  CA  94108-2607

                                    APPENDIX
                                    --------

MUNICIPAL  OBLIGATIONS
     MUNICIPAL OBLIGATIONS ARE DEBT OBLIGATIONS ISSUED BY STATES, CITIES, MUNICIPALITIES, AND THEIR AGENCIES TO OBTAIN FUNDS FOR VARIOUS PUBLIC PURPOSES. SUCH PURPOSES INCLUDE THE CONSTRUCTION OF A WIDE RANGE OF PUBLIC FACILITIES, THE REFUNDING OF OUTSTANDING OBLIGATIONS, THE OBTAINING OF FUNDS FOR GENERAL OPERATING EXPENSES, AND THE LENDING OF FUNDS TO OTHER PUBLIC INSTITUTIONS AND FACILITIES. IN ADDITION, CERTAIN TYPES OF INDUSTRIAL DEVELOPMENT BONDS ARE ISSUED BY OR ON BEHALF OF PUBLIC AUTHORITIES TO OBTAIN FUNDS FOR MANY TYPES OF LOCAL, PRIVATELY OPERATED FACILITIES. SUCH DEBT INSTRUMENTS ARE CONSIDERED MUNICIPAL OBLIGATIONS IF THE INTEREST PAID ON THEM IS EXEMPT FROM FEDERAL INCOME TAX IN THE OPINION OF BOND COUNSEL TO THE ISSUER. ALTHOUGH THE INTEREST PAID ON THE PROCEEDS FROM PRIVATE ACTIVITY BONDS USED FOR THE CONSTRUCTION, EQUIPMENT, REPAIR OR IMPROVEMENT OF PRIVATELY OPERATED INDUSTRIAL OR COMMERCIAL FACILITIES MAY BE EXEMPT FROM FEDERAL INCOME TAX, CURRENT FEDERAL TAX LAW PLACES SUBSTANTIAL LIMITATIONS ON THE SIZE OF SUCH ISSUES.
     MUNICIPAL OBLIGATIONS ARE GENERALLY CLASSIFIED AS EITHER "GENERAL OBLIGATION" OR "REVENUE'' BONDS. GENERAL OBLIGATION BONDS ARE SECURED BY THE ISSUER'S PLEDGE OF ITS FAITH, CREDIT AND TAXING POWER FOR THE PAYMENT OF PRINCIPAL AND INTEREST. REVENUE BONDS ARE PAYABLE FROM THE REVENUES DERIVED FROM A PARTICULAR FACILITY OR CLASS OF FACILITIES OR, IN SOME CASES, FROM THE PROCEEDS OF A SPECIAL EXCISE TAX OR OTHER SPECIFIC REVENUE SOURCE, BUT NOT FROM THE GENERAL TAXING POWER. TAX-EXEMPT INDUSTRIAL DEVELOPMENT BONDS ARE IN MOST CASES REVENUE BONDS AND DO NOT GENERALLY CARRY THE PLEDGE OF THE CREDIT OF THE ISSUING MUNICIPALITY. THERE ARE, OF COURSE, VARIATIONS IN THE SECURITY OF MUNICIPAL OBLIGATIONS, BOTH WITHIN A PARTICULAR CLASSIFICATION AND AMONG CLASSIFICATIONS.
     MUNICIPAL OBLIGATIONS ARE GENERALLY TRADED ON THE BASIS OF A QUOTED YIELD TO MATURITY, AND THE PRICE OF THE SECURITY IS ADJUSTED SO THAT RELATIVE TO THE STATED RATE OF INTEREST IT WILL RETURN THE QUOTED RATE TO THE PURCHASER.
     SHORT-TERM AND LIMITED-TERM MUNICIPAL OBLIGATIONS INCLUDE TAX ANTICIPATION NOTES, REVENUE ANTICIPATION NOTES, BOND ANTICIPATION NOTES, CONSTRUCTION LOAN NOTES, AND DISCOUNT NOTES. THE MATURITIES OF THESE INSTRUMENTS AT THE TIME OF ISSUE GENERALLY WILL RANGE BETWEEN THREE MONTHS AND ONE YEAR. PRE-REFUNDED BONDS WITH LONGER NOMINAL MATURITIES THAT ARE DUE TO BE RETIRED WITH THE PROCEEDS OF AN ESCROWED SUBSEQUENT ISSUE AT A DATE WITHIN ONE YEAR AND THREE YEARS OF THE TIME OF ACQUISITION ARE ALSO CONSIDERED SHORT-TERM AND LIMITED-TERM MUNICIPAL OBLIGATIONS.

MUNICIPAL  BOND  AND  NOTE  RATINGS
DESCRIPTION  OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF STATE AND MUNICIPAL
NOTES:
     MOODY'S RATINGS FOR STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATIONS ARE DESIGNATED MOODY'S INVESTMENT GRADE ("MIG"). THIS DISTINCTION IS IN RECOGNITION OF THE DIFFERENCES BETWEEN SHORT-TERM CREDIT RISK AND LONG-TERM RISK.
     MIG 1: NOTES BEARING THIS DESIGNATION ARE OF THE BEST QUALITY, ENJOYING STRONG PROTECTION FROM ESTABLISHED CASH FLOWS OF FUNDS FOR THEIR SERVICING OR FROM ESTABLISHED AND BROAD-BASED ACCESS TO THE MARKET FOR REFINANCING, OR BOTH.
     MIG2:  NOTES  BEARING THIS DESIGNATION ARE OF HIGH QUALITY, WITH MARGINS OF
PROTECTION  AMPLE  ALTHOUGH  NOT  SO  LARGE  AS  IN  THE  PRECEDING  GROUP.
     MIG3: NOTES BEARING THIS DESIGNATION ARE OF FAVORABLE QUALITY, WITH ALL SECURITY ELEMENTS ACCOUNTED FOR BUT LACKING THE UNDENIABLE STRENGTH OF THE PRECEDING GRADES. MARKET ACCESS FOR REFINANCING, IN PARTICULAR, IS LIKELY TO BE LESS WELL ESTABLISHED.
     MIG4: NOTES BEARING THIS DESIGNATION ARE OF ADEQUATE QUALITY, CARRYING SPECIFIC RISK BUT HAVING PROTECTION COMMONLY REGARDED AS REQUIRED OF AN INVESTMENT SECURITY AND NOT DISTINCTLY OR PREDOMINANTLY SPECULATIVE.

DESCRIPTION OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S MUNICIPAL BOND
RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN THE A CATEGORY.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY
PRINCIPAL. THERE MAY BE SOME LARGE UNCERTAINTIES AND MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING.
     C/C:  THIS  RATING  IS  ONLY  FOR  NO-INTEREST  INCOME  BONDS.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

                                LETTER OF INTENT

______________________
DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I INTEND TO INVEST IN THE SHARES OF:_____________________ (FUND OR PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.

     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.

     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CDI TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.


___________________________________
DEALER

___________________________________
NAME  OF  INVESTOR(S)

BY_________________________________
     AUTHORIZED  SIGNER

___________________________________
ADDRESS

___________________________________
SIGNATURE  OF  INVESTOR(S)

___________________________________
DATE

___________________________________
SIGNATURE  OF  INVESTOR(S)

___________________________________
DATE


                            CALVERT TAX-FREE RESERVES
                               LONG-TERM PORTFOLIO
                           VERMONT MUNICIPAL PORTFOLIO

                          CALVERT MUNICIPAL FUND, INC.
                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                 CALVERT CALIFORNIA MUNICIPAL INTERMEDIATE FUND
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL 30, 2000

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER           (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:        (301)  951-4850     IMPAIRED:     (800)  541-1524

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE STATEMENT OF ADDITIONAL INFORMATION IN CONJUNCTION WITH THE APPROPRIATE FIRST VARIABLE RATE FUND CALVERT FIRST GOVERNMENT MONEY MARKET FUND (THE "FUND") PROSPECTUS, DATED APRIL 30, 2000 (ONE PROSPECTUS IS ISSUED FOR CLASSES O, B, AND C, ONE PROSPECTUS FOR CLASS T, AND ONE PROSPECTUS FOR THE INSTITUTIONAL CLASS). THE FUND'S AUDITED FINANCIAL STATEMENT INCLUDED IN ITS MOST RECENT ANNUAL REPORT TO SHAREHOLDERS, ARE EXPRESSLY INCORPORATED BY REFERENCE, AND MADE A PART OF THIS SAI. THE PROSPECTUS AND THE MOST RECENT SHAREHOLDER REPORT MAY BE OBTAINED FREE OF CHARGE BY WRITING THE FUND AT THE ABOVE ADDRESS OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.


                                TABLE OF CONTENTS

INVESTMENT  POLICIES  AND  RISKS  2
INVESTMENT  RESTRICTIONS  10
PURCHASES  AND  REDEMPTIONS  OF  SHARES  10
DIVIDENDS,  DISTRIBUTIONS  AND  TAX  MATTERS  11
VALUATION  OF  SHARES  12
CALCULATION  OF  YIELD  AND  TOTAL  RETURN  13
ADVERTISING  14
TRUSTEES/DIRECTORS  AND  OFFICERS  15
INVESTMENT  ADVISOR  19
ADMINISTRATIVE  SERVICES  AGENT  19
TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS  20
INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS  20
METHOD  OF  DISTRIBUTION  20
PORTFOLIO  TRANSACTIONS  22
PERSONAL  SECURITIES  TRANSACTIONS  23
GENERAL  INFORMATION  23
CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS  OF  SECURITIES  24
APPENDIX  24







                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     A COMPLETE EXPLANATION OF MUNICIPAL OBLIGATIONS AND MUNICIPAL BOND AND NOTE RATINGS IS SET FORTH IN THE APPENDIX.
     THE CREDIT RATING OF EACH PORTFOLIO'S ASSETS AS OF ITS MOST RECENT FISCAL YEAR-END APPEARS IN THE ANNUAL REPORT TO SHAREHOLDERS, INCORPORATED BY REFERENCE HEREIN.

VARIABLE  RATE  OBLIGATIONS  AND  DEMAND  NOTES
     THE PORTFOLIOS MAY INVEST IN VARIABLE RATE OBLIGATIONS. VARIABLE RATE OBLIGATIONS HAVE A YIELD THAT IS ADJUSTED PERIODICALLY BASED ON CHANGES IN THE LEVEL OF PREVAILING INTEREST RATES. FLOATING RATE OBLIGATIONS HAVE AN INTEREST RATE FIXED TO A KNOWN LENDING RATE, SUCH AS THE PRIME RATE, AND ARE AUTOMATICALLY ADJUSTED WHEN THE KNOWN RATE CHANGES. VARIABLE RATE OBLIGATIONS LESSEN THE CAPITAL FLUCTUATIONS USUALLY INHERENT IN FIXED INCOME INVESTMENTS. THIS DIMINISHES THE RISK OF CAPITAL DEPRECIATION OF INVESTMENT SECURITIES IN A PORTFOLIO AND, CONSEQUENTLY, OF PORTFOLIO SHARES. HOWEVER, IF INTEREST RATES DECLINE, THE YIELD OF THE INVESTED PORTFOLIO WILL DECLINE, CAUSING THE PORTFOLIO AND ITS SHAREHOLDERS TO FOREGO THE OPPORTUNITY FOR CAPITAL APPRECIATION OF THE PORTFOLIO'S INVESTMENTS AND OF THEIR SHARES.
     THE PORTFOLIOS MAY INVEST IN FLOATING RATE AND VARIABLE RATE DEMAND NOTES. DEMAND NOTES PROVIDE THAT THE HOLDER MAY DEMAND PAYMENT OF THE NOTE AT ITS PAR VALUE PLUS ACCRUED INTEREST BY GIVING NOTICE TO THE ISSUER. TO ENSURE THE ABILITY OF THE ISSUER TO MAKE PAYMENT ON DEMAND, A BANK LETTER OF CREDIT OR OTHER LIQUIDITY FACILITY MAY SUPPORT THE NOTE.
     THE BOARD OF TRUSTEES/DIRECTORS HAS APPROVED INVESTMENTS IN FLOATING AND VARIABLE RATE DEMAND NOTES UPON THE FOLLOWING CONDITIONS: THE PORTFOLIO HAS RIGHT OF DEMAND, UPON NOTICE NOT TO EXCEED THIRTY DAYS, AGAINST THE ISSUER TO RECEIVE PAYMENT; THE ISSUER WILL BE ABLE TO MAKE PAYMENT UPON SUCH DEMAND, EITHER FROM ITS OWN RESOURCES OR THROUGH AN UNQUALIFIED COMMITMENT FROM A THIRD PARTY; AND THE RATE OF INTEREST PAYABLE IS CALCULATED TO ENSURE THAT THE MARKET VALUE OF SUCH NOTES WILL APPROXIMATE PAR VALUE ON THE ADJUSTMENT DATES. THE REMAINING MATURITY OF SUCH DEMAND NOTES IS DEEMED THE PERIOD REMAINING UNTIL SUCH TIME AS THE PORTFOLIO CAN RECOVER THE PRINCIPAL THROUGH DEMAND.

MUNICIPAL  LEASES
     THE PORTFOLIOS MAY INVEST IN MUNICIPAL LEASES, OR STRUCTURED INSTRUMENTS WHERE THE UNDERLYING SECURITY IS A MUNICIPAL LEASE. A MUNICIPAL LEASE IS AN OBLIGATION OF A GOVERNMENT OR GOVERNMENTAL AUTHORITY, NOT SUBJECT TO VOTER APPROVAL, USED TO FINANCE CAPITAL PROJECTS OR EQUIPMENT ACQUISITIONS AND PAYABLE THROUGH PERIODIC RENTAL PAYMENTS. THE PORTFOLIOS MAY PURCHASE UNRATED LEASES. THERE ARE ADDITIONAL RISKS INHERENT IN INVESTING IN THIS TYPE OF MUNICIPAL SECURITY. UNLIKE MUNICIPAL NOTES AND BONDS, WHERE A MUNICIPALITY IS OBLIGATED BY LAW TO MAKE INTEREST AND PRINCIPAL PAYMENTS WHEN DUE, FUNDING FOR LEASE PAYMENTS NEEDS TO BE APPROPRIATED EACH FISCAL YEAR IN THE BUDGET. IT IS POSSIBLE THAT A MUNICIPALITY WILL NOT APPROPRIATE FUNDS FOR LEASE PAYMENTS. THE ADVISOR CONSIDERS RISK OF CANCELLATION IN ITS INVESTMENT ANALYSIS. THE FUND'S ADVISOR, UNDER THE SUPERVISION OF THE BOARD OF TRUSTEES/DIRECTORS, IS RESPONSIBLE FOR DETERMINING THE CREDIT QUALITY OF SUCH LEASES ON AN ONGOING BASIS, INCLUDING AN ASSESSMENT OF THE LIKELIHOOD THAT THE LEASE WILL NOT BE CANCELED. CERTAIN MUNICIPAL LEASES MAY BE CONSIDERED ILLIQUID AND SUBJECT TO THE PORTFOLIO'S LIMIT ON ILLIQUID SECURITIES. THE BOARD OF TRUSTEES/DIRECTORS HAS DIRECTED THE ADVISOR TO TREAT A MUNICIPAL LEASE AS A LIQUID SECURITY IF IT SATISFIES THE FOLLOWING
CONDITIONS: (A) SUCH TREATMENT MUST BE CONSISTENT WITH THE PORTFOLIO'S INVESTMENT RESTRICTIONS; (B) THE ADVISOR SHOULD BE ABLE TO CONCLUDE THAT THE OBLIGATION WILL MAINTAIN ITS LIQUIDITY THROUGHOUT THE TIME IT IS HELD BY THE
PORTFOLIO, BASED ON THE FOLLOWING FACTORS: (1) WHETHER THE LEASE MAY BE TERMINATED BY THE LESSEE; (2) THE POTENTIAL RECOVERY, IF ANY, FROM A SALE OF THE LEASED PROPERTY UPON TERMINATION OF THE LEASE; (3) THE LESSEE'S GENERAL CREDIT STRENGTH (E.G., ITS DEBT, ADMINISTRATIVE, ECONOMIC AND FINANCIAL CHARACTERISTICS AND PROSPECTS); (4) THE LIKELIHOOD THAT THE LESSEE WILL DISCONTINUE APPROPRIATING FUNDING FOR THE LEASED PROPERTY BECAUSE THE PROPERTY IS NO LONGER DEEMED ESSENTIAL TO ITS OPERATIONS (E.G., THE POTENTIAL FOR AN "EVENT OF NONAPPROPRIATION"), AND (5) ANY CREDIT ENHANCEMENT OR LEGAL RECOURSE PROVIDED UPON AN EVENT OF NONAPPROPRIATION OR OTHER TERMINATION OF THE LEASE; AND (C) THE ADVISOR SHOULD DETERMINE WHETHER THE OBLIGATION CAN BE DISPOSED OF WITHIN SEVEN DAYS IN THE ORDINARY COURSE OF BUSINESS AT APPROXIMATELY THE AMOUNT AT WHICH THE PORTFOLIO HAS VALUED IT FOR PURPOSES OF CALCULATING THE PORTFOLIO'S NET ASSET VALUE, TAKING INTO ACCOUNT THE FOLLOWING FACTORS: (1) THE FREQUENCY OF TRADES AND QUOTES; (2) THE VOLATILITY OF QUOTATIONS AND TRADE PRICES; (3) THE NUMBER OF DEALERS WILLING TO PURCHASE OR SELL THE SECURITY AND THE NUMBER OF POTENTIAL PURCHASERS; (4) DEALER UNDERTAKINGS TO MAKE A MARKET IN THE SECURITY; (5) THE NATURE OF THE SECURITY AND THE NATURE OF THE MARKETPLACE TRADES (E.G., THE TIME NEEDED TO DISPOSE OF THE SECURITY, THE METHOD OF SOLICITING OFFERS, AND THE MECHANICS OF THE TRANSFER); (6) THE RATING OF THE SECURITY AND THE FINANCIAL CONDITION AND PROSPECTS OF THE ISSUER; AND (7) OTHER FACTORS RELEVANT TO THE PORTFOLIO'S ABILITY TO DISPOSE OF THE SECURITY.

OBLIGATIONS  WITH  PUTS  ATTACHED
     THE PORTFOLIOS MAY PURCHASE SECURITIES AT A PRICE WHICH WOULD RESULT IN A YIELD TO MATURITY LOWER THAN THAT GENERALLY OFFERED BY THE SELLER AT THE TIME OF PURCHASE WHEN IT CAN ACQUIRE AT THE SAME TIME THE RIGHT TO SELL THE SECURITIES BACK TO THE SELLER AT AN AGREED UPON PRICE AT ANY TIME DURING A STATED PERIOD OR ON A CERTAIN DATE. SUCH A RIGHT IS GENERALLY DENOTED AS A "PUT." UNCONDITIONAL PUTS ARE READILY EXERCISABLE IN THE EVENT OF A DEFAULT IN PAYMENT OF PRINCIPAL OR INTEREST ON THE UNDERLYING SECURITIES.

TEMPORARY  INVESTMENTS
     FROM TIME TO TIME FOR LIQUIDITY PURPOSES OR PENDING THE INVESTMENT OF THE PROCEEDS OF THE SALE OF PORTFOLIO SHARES, THE PORTFOLIOS MAY INVEST IN AND DERIVE UP TO 20% OF ITS INCOME FROM TAXABLE OBLIGATIONS OF THE U.S. GOVERNMENT,
ITS  AGENCIES  AND  INSTRUMENTALITIES.   INTEREST  EARNED  FROM  SUCH  TAXABLE
INVESTMENTS WILL BE TAXABLE TO INVESTORS AS ORDINARY INCOME UNLESS THE INVESTORS ARE OTHERWISE EXEMPT FORM TAXATION.
     THE PORTFOLIO INTENDS TO MINIMIZE TAXABLE INCOME THROUGH INVESTMENT, WHEN POSSIBLE, IN SHORT-TERM TAX-EXEMPT SECURITIES. TO MINIMIZE TAXABLE INCOME, THE PORTFOLIO MAY ALSO HOLD CASH WHICH IS NOT EARNING INCOME.

REPURCHASE  AGREEMENTS
     THE PORTFOLIOS MAY PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS, WHICH ARE ARRANGEMENTS UNDER WHICH THE PORTFOLIO BUYS A SECURITY, AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE PORTFOLIOS ENGAGE IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN THEY COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK. IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE PORTFOLIO WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE PORTFOLIOS WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY THE ADVISOR. IN ADDITION, THE PORTFOLIO WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE PORTFOLIO PURSUANT TO THE AGREEMENT, THE PORTFOLIO WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE PORTFOLIO MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF LESS THAN ONE YEAR. REPURCHASE AGREEMENTS NOT TERMINABLE WITHIN SEVEN DAYS ARE CONSIDERED ILLIQUID.

REVERSE  REPURCHASE  AGREEMENTS
     THE PORTFOLIOS MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE PORTFOLIO SELLS SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE PORTFOLIO INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE PORTFOLIO INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE OBLIGATION IN WHICH THE PORTFOLIO INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE PORTFOLIO WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE PORTFOLIO DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE PORTFOLIO WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE PORTFOLIO WILL MAINTAIN IN A SEGREGATED ACCOUNT AN AMOUNT OF CASH, US GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE PORTFOLIO WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE PORTFOLIO'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE PORTFOLIO MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE PORTFOLIO UNDER THE AGREEMENTS, THE PORTFOLIO MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE PORTFOLIO WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE PORTFOLIO'S BOARD OF TRUSTEES/DIRECTORS. IN ADDITION, THE PORTFOLIO BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES IT SOLD MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE PORTFOLIO TO POST ADDITIONAL COLLATERAL.

WHEN-ISSUED  PURCHASES
     NEW ISSUES OF MUNICIPAL OBLIGATIONS ARE OFFERED ON A WHEN-ISSUED BASIS; THAT IS, DELIVERY AND PAYMENT FOR THE SECURITIES NORMALLY TAKE PLACE 15 TO 45 DAYS AFTER THE DATE OF THE TRANSACTION. THE PAYMENT OBLIGATION AND THE YIELD THAT WILL BE RECEIVED ON THE SECURITIES ARE EACH FIXED AT THE TIME THE BUYER ENTERS INTO THE COMMITMENT. THE PORTFOLIOS WILL ONLY MAKE COMMITMENTS TO PURCHASE THESE SECURITIES WITH THE INTENTION OF ACTUALLY ACQUIRING THEM, BUT MAY SELL THESE SECURITIES BEFORE THE SETTLEMENT DATE IF IT IS DEEMED ADVISABLE AS A MATTER OF INVESTMENT STRATEGY.
     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND THE SECURITIES HELD IN A PORTFOLIO ARE SUBJECT TO CHANGES IN MARKET VALUE BASED UPON THE PUBLIC'S PERCEPTION OF THE CREDITWORTHINESS OF THE ISSUER AND CHANGES IN THE LEVEL OF INTEREST RATES (WHICH WILL GENERALLY RESULT IN BOTH CHANGING IN VALUE IN THE SAME WAY, I.E., BOTH EXPERIENCING APPRECIATION WHEN INTEREST RATES DECLINE AND DEPRECIATION WHEN INTEREST RATES RISE). THEREFORE, IF IN ORDER TO ACHIEVE HIGHER INTEREST INCOME, THE PORTFOLIO REMAINS SUBSTANTIALLY FULLY INVESTED AT THE SAME TIME THAT IT HAS PURCHASED SECURITIES ON A WHEN-ISSUED BASIS, THERE WILL BE A GREATER POSSIBILITY THAT THE MARKET VALUE OF THE PORTFOLIO'S ASSETS MAY VARY.
     WHEN THE TIME COMES TO PAY FOR WHEN-ISSUED SECURITIES, THE PORTFOLIO WILL MEET ITS OBLIGATIONS FROM THEN AVAILABLE CASH FLOW, SALE OF SECURITIES OR, ALTHOUGH IT WOULD NOT NORMALLY EXPECT TO DO SO, FROM SALE OF THE WHEN-ISSUED SECURITIES THEMSELVES (WHICH MAY HAVE A MARKET VALUE GREATER OR LESS THAN THE PORTFOLIO'S PAYMENT OBLIGATION). SALE OF SECURITIES TO MEET SUCH OBLIGATIONS CARRIES WITH IT A GREATER POTENTIAL FOR THE REALIZATION OF CAPITAL LOSSES AND CAPITAL GAINS WHICH ARE NOT EXEMPT FROM FEDERAL INCOME TAX. WHEN ISSUED
SECURITIES  DO  NOT  EARN  INCOME  UNTIL  THEY  HAVE  IN  FACT  BEEN  ISSUED.
     WHEN THE PORTFOLIO PURCHASES A WHEN-ISSUED SECURITY, IT WILL MAINTAIN AN AMOUNT OF CASH, CASH EQUIVALENTS (FOR EXAMPLE, COMMERCIAL PAPER AND DAILY TENDER ADJUSTABLE NOTES) OR SHORT-TERM HIGH-GRADE FIXED INCOME SECURITIES IN A SEGREGATED ACCOUNT SO THAT THE AMOUNT SO SEGREGATED EQUALS THE MARKET VALUE OF THE WHEN-ISSUED PURCHASE, THEREBY ENSURING THE TRANSACTION IS UNLEVERAGED.

NON-INVESTMENT  GRADE  DEBT  SECURITIES
     NON-INVESTMENT GRADE DEBT SECURITIES ARE LOWER QUALITY DEBT SECURITIES (GENERALLY THOSE RATED BB OR LOWER BY S&P OR BA OR LOWER BY MOODY'S, KNOWN AS "JUNK BONDS." THESE SECURITIES HAVE MODERATE TO POOR PROTECTION OF PRINCIPAL AND INTEREST PAYMENTS AND HAVE SPECULATIVE CHARACTERISTICS. (SEE APPENDIX FOR A DESCRIPTION OF THE RATINGS.) THESE SECURITIES INVOLVE GREATER RISK OF DEFAULT OR PRICE DECLINES DUE TO CHANGES IN THE ISSUER'S CREDITWORTHINESS THAN INVESTMENT-GRADE DEBT SECURITIES. BECAUSE THE MARKET FOR LOWER-RATED SECURITIES MAY BE THINNER AND LESS ACTIVE THAN FOR HIGHER-RATED SECURITIES, THERE MAY BE MARKET PRICE VOLATILITY FOR THESE SECURITIES AND LIMITED LIQUIDITY IN THE RESALE MARKET. MARKET PRICES FOR THESE SECURITIES MAY DECLINE SIGNIFICANTLY IN PERIODS OF GENERAL ECONOMIC DIFFICULTY OR RISING INTEREST RATES.
     THE QUALITY LIMITATION SET FORTH IN THE PORTFOLIO'S INVESTMENT POLICY IS DETERMINED IMMEDIATELY AFTER THE PORTFOLIO'S ACQUISITION OF A GIVEN SECURITY. ACCORDINGLY, ANY LATER CHANGE IN RATINGS WILL NOT BE CONSIDERED WHEN DETERMINING WHETHER AN INVESTMENT COMPLIES WITH THE PORTFOLIO'S INVESTMENT POLICY.
     WHEN PURCHASING NON-INVESTMENT GRADE DEBT SECURITIES, RATED OR UNRATED, THE ADVISOR PREPARES ITS OWN CAREFUL CREDIT ANALYSIS TO ATTEMPT TO IDENTIFY THOSE ISSUERS WHOSE FINANCIAL CONDITION IS ADEQUATE TO MEET FUTURE OBLIGATIONS OR IS EXPECTED TO BE ADEQUATE IN THE FUTURE. THROUGH PORTFOLIO DIVERSIFICATION AND CREDIT ANALYSIS, INVESTMENT RISK CAN BE REDUCED, ALTHOUGH THERE CAN BE NO ASSURANCE THAT LOSSES WILL NOT OCCUR.

DERIVATIVES
     THE PORTFOLIOS CAN USE VARIOUS TECHNIQUES TO INCREASE OR DECREASE THEIR EXPOSURE TO CHANGING SECURITY PRICES, INTEREST RATES, OR OTHER FACTORS THAT AFFECT SECURITY VALUES. THESE TECHNIQUES MAY INVOLVE DERIVATIVE TRANSACTIONS SUCH AS BUYING AND SELLING OPTIONS AND FUTURES CONTRACTS AND LEVERAGED NOTES, ENTERING INTO SWAP AGREEMENTS, AND PURCHASING INDEXED SECURITIES. THE PORTFOLIO CAN USE THESE PRACTICES EITHER AS SUBSTITUTION OR AS PROTECTION AGAINST AN ADVERSE MOVE IN THE PORTFOLIO TO ADJUST THE RISK AND RETURN CHARACTERISTICS OF THE PORTFOLIO. IF THE ADVISOR JUDGES MARKET CONDITIONS INCORRECTLY OR EMPLOYS A STRATEGY THAT DOES NOT CORRELATE WELL WITH A PORTFOLIO'S INVESTMENTS, OR IF THE COUNTERPARTY TO THE TRANSACTION DOES NOT PERFORM AS PROMISED, THESE TECHNIQUES COULD RESULT IN A LOSS. THESE TECHNIQUES MAY INCREASE THE VOLATILITY OF A PORTFOLIO AND MAY INVOLVE A SMALL INVESTMENT OF CASH RELATIVE TO THE MAGNITUDE OF THE RISK ASSUMED. DERIVATIVES ARE OFTEN ILLIQUID.

OPTIONS  AND  FUTURES  CONTRACTS
     THE PORTFOLIOS MAY, IN PURSUIT OF ITS RESPECTIVE INVESTMENT OBJECTIVES, PURCHASE PUT AND CALL OPTIONS AND ENGAGE IN THE WRITING OF COVERED CALL OPTIONS AND SECURED PUT OPTIONS ON SECURITIES AND EMPLOY A VARIETY OF OTHER INVESTMENT TECHNIQUES SUCH AS INTEREST RATE FUTURES CONTRACTS, AND OPTIONS ON SUCH FUTURES, AS DESCRIBED MORE FULLY BELOW.
     THE PORTFOLIOS MAY ENGAGE IN SUCH TRANSACTIONS ONLY TO HEDGE THE EXISTING POSITIONS IN THE PORTFOLIO. THEY WILL NOT ENGAGE IN SUCH TRANSACTIONS FOR THE PURPOSES OF SPECULATION OR LEVERAGE. SUCH INVESTMENT POLICIES AND TECHNIQUES MAY INVOLVE A GREATER DEGREE OF RISK THAN THOSE INHERENT IN MORE CONSERVATIVE INVESTMENT APPROACHES.
     THE PORTFOLIOS MAY WRITE "COVERED OPTIONS" ON SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THE PORTFOLIO MAY WRITE SUCH OPTIONS IN ORDER TO RECEIVE THE PREMIUMS FROM OPTIONS THAT EXPIRE AND TO SEEK NET GAINS FROM CLOSING PURCHASE TRANSACTIONS WITH RESPECT TO SUCH OPTIONS.

PUT AND CALL OPTIONS. THE PORTFOLIOS MAY PURCHASE PUT AND CALL OPTIONS, IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THE PORTFOLIO WILL PURCHASE SUCH OPTIONS ONLY TO HEDGE AGAINST CHANGES IN THE VALUE OF SECURITIES THE PORTFOLIO HOLD AND NOT FOR THE PURPOSES OF SPECULATION OR LEVERAGE. BY BUYING A PUT, A PORTFOLIO HAS THE RIGHT TO SELL THE SECURITY AT THE EXERCISE PRICE, THUS LIMITING ITS RISK OF LOSS THROUGH A DECLINE IN THE MARKET VALUE OF THE SECURITY UNTIL THE PUT EXPIRES. THE AMOUNT OF ANY APPRECIATION IN THE VALUE OF THE UNDERLYING SECURITY WILL BE PARTIALLY OFFSET BY THE AMOUNT OF THE PREMIUM PAID FOR THE PUT OPTION AND ANY RELATED TRANSACTION COSTS. PRIOR TO ITS
EXPIRATION, A PUT OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION AND ANY PROFIT OR LOSS FROM THE SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE PUT OPTION PLUS THE RELATED TRANSACTION COSTS.
     THE PORTFOLIO MAY PURCHASE CALL OPTIONS ON SECURITIES WHICH IT MAY INTEND TO PURCHASE OR AS AN INTEREST RATE HEDGE. SUCH TRANSACTIONS MAY BE ENTERED INTO IN ORDER TO LIMIT THE RISK OF A SUBSTANTIAL INCREASE IN THE MARKET PRICE OF THE SECURITY WHICH THE PORTFOLIO INTENDS TO PURCHASE OR IN THE LEVEL OF MARKET INTEREST RATES. PRIOR TO ITS EXPIRATION, A CALL OPTION MAY BE SOLD IN A CLOSING SALE TRANSACTION. ANY PROFIT OR LOSS FROM SUCH A SALE WILL DEPEND ON WHETHER THE AMOUNT RECEIVED IS MORE OR LESS THAN THE PREMIUM PAID FOR THE CALL OPTION PLUS THE RELATED TRANSACTION COSTS.

COVERED OPTIONS. THE PORTFOLIO MAY WRITE ONLY COVERED OPTIONS ON SECURITIES IN STANDARD CONTRACTS TRADED ON NATIONAL SECURITIES EXCHANGES. THIS MEANS THAT, IN THE CASE OF CALL OPTIONS, SO LONG AS A PORTFOLIO IS OBLIGATED AS THE WRITER OF A CALL OPTION, THAT PORTFOLIO WILL OWN THE UNDERLYING SECURITY SUBJECT TO THE OPTION AND, IN THE CASE OF PUT OPTIONS, THAT PORTFOLIO WILL, THROUGH ITS CUSTODIAN, DEPOSIT AND MAINTAIN EITHER CASH OR SECURITIES WITH A MARKET VALUE EQUAL TO OR GREATER THAN THE EXERCISE PRICE OF THE OPTION.
     WHEN A PORTFOLIO WRITES A COVERED CALL OPTION, THE PORTFOLIO GIVES THE PURCHASER THE RIGHT TO PURCHASE THE SECURITY AT THE CALL OPTION PRICE AT ANY TIME DURING THE LIFE OF THE OPTION. AS THE WRITER OF THE OPTION, THE PORTFOLIO RECEIVES A PREMIUM, LESS A COMMISSION, AND IN EXCHANGE FOREGOES THE OPPORTUNITY TO PROFIT FROM ANY INCREASE IN THE MARKET VALUE OF THE SECURITY EXCEEDING THE CALL OPTION PRICE. THE PREMIUM SERVES TO MITIGATE THE EFFECT OF ANY DEPRECIATION IN THE MARKET VALUE OF THE SECURITY. WRITING COVERED CALL OPTIONS CAN INCREASE THE INCOME OF THE PORTFOLIO AND THUS REDUCE DECLINES IN THE NET ASSET VALUE PER SHARE OF THE PORTFOLIO IF SECURITIES COVERED BY SUCH OPTIONS DECLINE IN VALUE. EXERCISE OF A CALL OPTION BY THE PURCHASER HOWEVER WILL CAUSE THE PORTFOLIO TO FOREGO FUTURE APPRECIATION OF THE SECURITIES COVERED BY THE OPTION.
     WHEN A PORTFOLIO WRITES A COVERED PUT OPTION, IT WILL GAIN A PROFIT IN THE AMOUNT OF THE PREMIUM, LESS A COMMISSION, SO LONG AS THE PRICE OF THE UNDERLYING SECURITY REMAINS ABOVE THE EXERCISE PRICE. HOWEVER, THE PORTFOLIO REMAINS OBLIGATED TO PURCHASE THE UNDERLYING SECURITY FROM THE BUYER OF THE PUT OPTION (USUALLY IN THE EVENT THE PRICE OF THE SECURITY FALLS BELOW THE EXERCISE PRICE) AT ANY TIME DURING THE OPTION PERIOD. IF THE PRICE OF THE UNDERLYING SECURITY FALLS BELOW THE EXERCISE PRICE, THE PORTFOLIO MAY REALIZE A LOSS IN THE AMOUNT OF THE DIFFERENCE BETWEEN THE EXERCISE PRICE AND THE SALE PRICE OF THE SECURITY, LESS THE PREMIUM RECEIVED.
     THE  PORTFOLIO  MAY  PURCHASE  SECURITIES  WHICH  MAY  BE COVERED WITH CALL
OPTIONS SOLELY ON THE BASIS OF CONSIDERATIONS CONSISTENT WITH THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIO. THE PORTFOLIO'S TURNOVER MAY INCREASE THROUGH THE EXERCISE OF A CALL OPTION; THIS WILL GENERALLY OCCUR IF THE MARKET VALUE OF A "COVERED" SECURITY INCREASES AND THE PORTFOLIO HAS NOT ENTERED INTO A CLOSING PURCHASE TRANSACTION.
     RISKS RELATED TO OPTIONS TRANSACTIONS. THE PORTFOLIO CAN CLOSE OUT ITS RESPECTIVE POSITIONS IN EXCHANGE-TRADED OPTIONS ONLY ON AN EXCHANGE WHICH PROVIDES A SECONDARY MARKET IN SUCH OPTIONS. ALTHOUGH THE PORTFOLIO INTENDS TO ACQUIRE AND WRITE ONLY SUCH EXCHANGE-TRADED OPTIONS FOR WHICH AN ACTIVE SECONDARY MARKET APPEARS TO EXIST, THERE CAN BE NO ASSURANCE THAT SUCH A MARKET WILL EXIST FOR ANY PARTICULAR OPTION CONTRACT AT ANY PARTICULAR TIME. THIS MIGHT PREVENT THE PORTFOLIO FROM CLOSING AN OPTIONS POSITION, WHICH COULD IMPAIR THE PORTFOLIO'S ABILITY TO HEDGE EFFECTIVELY. THE INABILITY TO CLOSE OUT A CALL POSITION MAY HAVE AN ADVERSE EFFECT ON LIQUIDITY BECAUSE THE PORTFOLIO MAY BE REQUIRED TO HOLD THE SECURITIES UNDERLYING THE OPTION UNTIL THE OPTION EXPIRES OR IS EXERCISED.

TRANSACTIONS  IN  FUTURES  CONTRACTS
     THE PORTFOLIOS MAY ENGAGE IN THE PURCHASE AND SALE OF FUTURES CONTRACTS ON AN INDEX OF MUNICIPAL BONDS OR ON U.S. TREASURY SECURITIES, OR OPTIONS ON SUCH FUTURES CONTRACTS, FOR HEDGING PURPOSES ONLY. THE PORTFOLIO MAY SELL SUCH FUTURES CONTRACTS IN ANTICIPATION OF A DECLINE IN THE COST OF MUNICIPAL BONDS IT HOLDS OR MAY PURCHASE SUCH FUTURES CONTRACTS IN ANTICIPATION OF AN INCREASE IN THE VALUE OF MUNICIPAL BONDS THE PORTFOLIO INTENDS TO ACQUIRE. THE PORTFOLIO ALSO IS AUTHORIZED TO PURCHASE AND SELL OTHER FINANCIAL FUTURES CONTRACTS WHICH IN THE OPINION OF THE INVESTMENT ADVISOR PROVIDE AN APPROPRIATE HEDGE FOR SOME
OR  ALL  OF  THE  PORTFOLIO'S  SECURITIES.
     BECAUSE OF LOW INITIAL MARGIN DEPOSITS MADE UPON THE OPENING OF A FUTURES POSITION, FUTURES TRANSACTIONS INVOLVE SUBSTANTIAL LEVERAGE. AS A RESULT, RELATIVELY SMALL MOVEMENTS IN THE PRICE OF THE FUTURES CONTRACT CAN RESULT IN SUBSTANTIAL UNREALIZED GAINS OR LOSSES. BECAUSE THE PORTFOLIO WILL ENGAGE IN THE PURCHASE AND SALE OF FINANCIAL FUTURES CONTRACTS SOLELY FOR HEDGING PURPOSES,
HOWEVER, ANY LOSSES INCURRED IN CONNECTION THEREWITH SHOULD, IF THE HEDGING STRATEGY IS SUCCESSFUL, BE OFFSET IN WHOLE OR IN PART BY INCREASES IN THE VALUE OF SECURITIES HELD BY THE PORTFOLIO OR DECREASES IN THE PRICE OF SECURITIES THE PORTFOLIO INTENDS TO ACQUIRE.
     MUNICIPAL BOND INDEX FUTURES CONTRACTS COMMENCED TRADING IN JUNE 1985, AND IT IS POSSIBLE THAT TRADING IN SUCH FUTURES CONTRACTS WILL BE LESS LIQUID THAN THAT IN OTHER FUTURES CONTRACTS. THE TRADING OF FUTURES CONTRACTS AND OPTIONS THEREON IS SUBJECT TO CERTAIN MARKET RISKS, SUCH AS TRADING HALTS, SUSPENSIONS, EXCHANGE OR CLEARING HOUSE EQUIPMENT FAILURES, GOVERNMENT INTERVENTION OR OTHER DISRUPTIONS OF NORMAL TRADING ACTIVITY, WHICH COULD AT TIMES MAKE IT DIFFICULT OR IMPOSSIBLE TO LIQUIDATE EXISTING POSITIONS.
     THE LIQUIDITY OF A SECONDARY MARKET IN FUTURES CONTRACTS MAY BE FURTHER ADVERSELY AFFECTED BY "DAILY PRICE FLUCTUATION LIMITS" ESTABLISHED BY CONTRACT MARKETS, WHICH LIMIT THE AMOUNT OF FLUCTUATION IN THE PRICE OF A FUTURES CONTRACT OR OPTION THEREON DURING A SINGLE TRADING DAY. ONCE THE DAILY LIMIT HAS BEEN REACHED IN THE CONTRACT, NO TRADES MAY BE ENTERED INTO AT A PRICE BEYOND THE LIMIT, THUS PREVENTING THE LIQUIDATION OF OPEN POSITIONS. PRICES OF EXISTING CONTRACTS HAVE IN THE PAST MOVED THE DAILY LIMIT ON A NUMBER OF CONSECUTIVE TRADING DAYS. THE PORTFOLIO WILL ENTER INTO A FUTURES POSITION ONLY IF, IN THE JUDGMENT OF THE INVESTMENT ADVISOR, THERE APPEARS TO BE AN ACTIVELY TRADED SECONDARY MARKET FOR SUCH FUTURES CONTRACTS.
     THE SUCCESSFUL USE OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS THEREON DEPENDS ON THE ABILITY OF THE INVESTMENT ADVISOR TO CORRECTLY FORECAST THE DIRECTION AND EXTENT OF PRICE MOVEMENTS OF THESE INSTRUMENTS, AS WELL AS PRICE MOVEMENTS OF THE SECURITIES HELD BY THE PORTFOLIO WITHIN A GIVEN TIME FRAME. TO THE EXTENT THESE PRICES REMAIN STABLE DURING THE PERIOD IN WHICH A FUTURES OR OPTION CONTRACT IS HELD BY THE PORTFOLIO, OR MOVE IN A DIRECTION OPPOSITE TO THAT ANTICIPATED, THE PORTFOLIO MAY REALIZE A LOSS ON THE HEDGING TRANSACTION WHICH IS NOT FULLY OR PARTIALLY OFFSET BY AN INCREASE IN THE VALUE OF THE PORTFOLIO'S SECURITIES. AS A RESULT, THE PORTFOLIO'S TOTAL RETURN FOR SUCH
PERIOD  MAY  BE  LESS  THAN  IF  IT  HAD NOT ENGAGED IN THE HEDGING TRANSACTION.

DESCRIPTION  OF  FINANCIAL  FUTURES  CONTRACTS
     FUTURES CONTRACTS. A FUTURES CONTRACT OBLIGATES THE SELLER OF A CONTRACT TO DELIVER AND THE PURCHASER OF A CONTRACT TO TAKE DELIVERY OF THE TYPE OF FINANCIAL INSTRUMENT CALLED FOR IN THE CONTRACT OR, IN SOME INSTANCES, TO MAKE A CASH SETTLEMENT, AT A SPECIFIED FUTURE TIME FOR A SPECIFIED PRICE. ALTHOUGH THE TERMS OF A CONTRACT CALL FOR ACTUAL DELIVERY OR ACCEPTANCE OF SECURITIES, OR FOR A CASH SETTLEMENT, IN MOST CASES THE CONTRACTS ARE CLOSED OUT BEFORE THE DELIVERY DATE WITHOUT THE DELIVERY OR ACCEPTANCE TAKING PLACE. THE PORTFOLIO INTENDS TO CLOSE OUT ITS FUTURES CONTRACTS PRIOR TO THE DELIVERY DATE OF SUCH CONTRACTS.
     THE PORTFOLIOS MAY SELL FUTURES CONTRACTS IN ANTICIPATION OF A DECLINE IN THE VALUE OF ITS INVESTMENTS IN MUNICIPAL BONDS. THE LOSS ASSOCIATED WITH ANY SUCH DECLINE COULD BE REDUCED WITHOUT EMPLOYING FUTURES AS A HEDGE BY SELLING LONG-TERM SECURITIES AND EITHER REINVESTING THE PROCEEDS IN SECURITIES WITH SHORTER MATURITIES OR BY HOLDING ASSETS IN CASH. THIS STRATEGY, HOWEVER, ENTAILS INCREASED TRANSACTION COSTS IN THE FORM OF BROKERAGE COMMISSIONS AND DEALER SPREADS AND WILL TYPICALLY REDUCE THE PORTFOLIO'S AVERAGE YIELDS AS A RESULT OF THE SHORTENING OF MATURITIES.
     THE PURCHASE OR SALE OF A FUTURES CONTRACT DIFFERS FROM THE PURCHASE OR SALE OF A SECURITY, IN THAT NO PRICE OR PREMIUM IS PAID OR RECEIVED. INSTEAD, AN AMOUNT OF CASH OR SECURITIES ACCEPTABLE TO THE PORTFOLIO'S FUTURES COMMISSION MERCHANT AND THE RELEVANT CONTRACT MARKET, WHICH VARIES BUT IS GENERALLY ABOUT 5% OR LESS OF THE CONTRACT AMOUNT, MUST BE DEPOSITED WITH THE BROKER. THIS
AMOUNT IS KNOWN AS "INITIAL MARGIN," AND REPRESENTS A "GOOD FAITH" DEPOSIT ASSURING THE PERFORMANCE OF BOTH THE PURCHASER AND THE SELLER UNDER THE FUTURES CONTRACT. SUBSEQUENT PAYMENTS TO AND FROM THE BROKER, KNOWN AS "VARIATION MARGIN," ARE REQUIRED TO BE MADE ON A DAILY BASIS AS THE PRICE OF THE FUTURES CONTRACT FLUCTUATES, MAKING THE LONG OR SHORT POSITIONS IN THE FUTURES CONTRACT MORE OR LESS VALUABLE, A PROCESS KNOWN AS "MARKING TO THE MARKET." PRIOR TO THE SETTLEMENT DATE OF THE FUTURES CONTRACT, THE POSITION MAY BE CLOSED OUT BY TAKING AN OPPOSITE POSITION WHICH WILL OPERATE TO TERMINATE THE POSITION IN THE FUTURES CONTRACT. A FINAL DETERMINATION OF VARIATION MARGIN IS THEN MADE, ADDITIONAL CASH IS REQUIRED TO BE PAID TO OR RELEASED BY THE BROKER, AND THE PURCHASER REALIZES A LOSS OR GAIN. IN ADDITION, A COMMISSION IS PAID ON EACH
COMPLETED  PURCHASE  AND  SALE  TRANSACTION.
     THE SALE OF FINANCIAL FUTURES CONTRACTS PROVIDES AN ALTERNATIVE MEANS OF HEDGING THE PORTFOLIO AGAINST DECLINES IN THE VALUE OF ITS INVESTMENTS IN MUNICIPAL BONDS. AS SUCH VALUES DECLINE, THE VALUE OF THE PORTFOLIO'S POSITION IN THE FUTURES CONTRACTS WILL TEND TO INCREASE, THUS OFFSETTING ALL OR A PORTION OF THE DEPRECIATION IN THE MARKET VALUE OF THE PORTFOLIO'S FIXED INCOME INVESTMENTS WHICH ARE BEING HEDGED. WHILE THE PORTFOLIO WILL INCUR COMMISSION EXPENSES IN ESTABLISHING AND CLOSING OUT FUTURES POSITIONS, COMMISSIONS ON FUTURES TRANSACTIONS MAY BE SIGNIFICANTLY LOWER THAN TRANSACTION COSTS INCURRED IN THE PURCHASE AND SALE OF FIXED INCOME SECURITIES. IN ADDITION, THE ABILITY OF THE PORTFOLIO TO TRADE IN THE STANDARDIZED CONTRACTS AVAILABLE IN THE FUTURES MARKET MAY OFFER A MORE EFFECTIVE HEDGING STRATEGY THAN A PROGRAM TO REDUCE THE AVERAGE MATURING OF PORTFOLIO SECURITIES, DUE TO THE UNIQUE AND VARIED CREDIT AND TECHNICAL CHARACTERISTICS OF THE MUNICIPAL DEBT INSTRUMENTS AVAILABLE TO THE PORTFOLIO. EMPLOYING FUTURES AS A HEDGE MAY ALSO PERMIT THE PORTFOLIO TO ASSUME A HEDGING POSTURE WITHOUT REDUCING THE YIELD ON ITS INVESTMENTS, BEYOND ANY AMOUNTS REQUIRED TO ENGAGE IN FUTURES TRADING.
     THE PORTFOLIOS MAY ENGAGE IN THE PURCHASE AND SALE OF FUTURES CONTRACTS ON AN INDEX OF MUNICIPAL SECURITIES. THESE INSTRUMENTS PROVIDE FOR THE PURCHASE OR SALE OF A HYPOTHETICAL PORTFOLIO OF MUNICIPAL BONDS AT A FIXED PRICE IN A STATED DELIVERY MONTH. UNLIKE MOST OTHER FUTURES CONTRACTS, HOWEVER, A MUNICIPAL BOND INDEX FUTURES CONTRACT DOES NOT REQUIRE ACTUAL DELIVERY OF SECURITIES BUT RESULTS IN A CASH SETTLEMENT BASED UPON THE DIFFERENCE IN VALUE OF THE INDEX BETWEEN THE TIME THE CONTRACT WAS ENTERED INTO AND THE TIME IT IS LIQUIDATED.
     THE MUNICIPAL BOND INDEX UNDERLYING THE FUTURES CONTRACTS TRADED BY THE PORTFOLIO IS THE BOND BUYER MUNICIPAL BOND INDEX, DEVELOPED BY THE BOND BUYER AND THE CHICAGO BOARD OF TRADE ("CBT"), THE CONTRACT MARKET ON WHICH THE FUTURES CONTRACTS ARE TRADED. AS CURRENTLY STRUCTURED, THE INDEX IS COMPRISED OF 40 TAX-EXEMPT TERM MUNICIPAL REVENUE AND GENERAL OBLIGATION BONDS. EACH BOND INCLUDED IN THE INDEX MUST BE RATED EITHER A- OR HIGHER BY STANDARD & POOR'S OR A OR HIGHER BY MOODY'S INVESTORS SERVICE AND MUST HAVE A REMAINING MATURITY OF 19 YEARS OR MORE. TWICE A MONTH NEW ISSUES SATISFYING THE ELIGIBILITY REQUIREMENTS ARE ADDED TO, AND AN EQUAL NUMBER OF OLD ISSUES WILL BE DELETED FROM, THE INDEX. THE VALUE OF THE INDEX IS COMPUTED DAILY ACCORDING TO A FORMULA BASED UPON THE PRICE OF EACH BOND IN THE INDEX, AS EVALUATED BY FOUR DEALER-TO-DEALERS BROKERS.
     THE PORTFOLIO MAY ALSO PURCHASE AND SELL FUTURES CONTRACTS ON U.S. TREASURY BILLS, NOTES AND BONDS FOR THE SAME TYPES OF HEDGING PURPOSES. SUCH FUTURES CONTRACTS PROVIDE FOR DELIVERY OF THE UNDERLYING SECURITY AT A SPECIFIED FUTURE TIME FOR A FIXED PRICE, AND THE VALUE OF THE FUTURES CONTRACT THEREFORE
GENERALLY  FLUCTUATES  WITH  MOVEMENTS  IN  INTEREST  RATES.
     THE MUNICIPAL BOND INDEX FUTURES CONTRACT, FUTURES CONTRACTS ON U.S. TREASURY SECURITIES AND OPTIONS ON SUCH FUTURES CONTRACTS ARE TRADED ON THE CBT, WHICH, LIKE OTHER CONTRACT MARKETS, ASSURES THE PERFORMANCE OF THE PARTIES TO EACH FUTURES CONTRACT THROUGH A CLEARING CORPORATION, A NONPROFIT ORGANIZATION MANAGED BY THE EXCHANGE MEMBERSHIP, WHICH IS ALSO RESPONSIBLE FOR HANDLING DAILY ACCOUNTING OF DEPOSITS OR WITHDRAWALS OF MARGIN.
     THE PORTFOLIO MAY ALSO PURCHASE FINANCIAL FUTURES CONTRACTS WHEN IT IS NOT FULLY INVESTED IN MUNICIPAL BONDS IN ANTICIPATION OF AN INCREASE IN THE COST OF SECURITIES THE PORTFOLIO INTENDS TO PURCHASE. AS SUCH SECURITIES ARE PURCHASED, AN EQUIVALENT AMOUNT OF FUTURES CONTRACTS WILL BE CLOSED OUT. IN A SUBSTANTIAL MAJORITY OF THESE TRANSACTIONS, THE PORTFOLIO WILL PURCHASE MUNICIPAL BONDS UPON TERMINATION OF THE FUTURES CONTRACTS. DUE TO CHANGING MARKET CONDITIONS AND INTEREST RATE FORECASTS, HOWEVER, A FUTURES POSITION MAY BE TERMINATED WITHOUT A CORRESPONDING PURCHASE OF SECURITIES. NEVERTHELESS, ALL PURCHASES OF FUTURES CONTRACTS BY THE PORTFOLIO WILL BE SUBJECT TO CERTAIN RESTRICTIONS, DESCRIBED BELOW.
     OPTIONS ON FUTURES CONTRACTS. AN OPTION ON A FUTURES CONTRACT PROVIDES THE PURCHASER WITH THE RIGHT, BUT NOT THE OBLIGATION, TO ENTER INTO A LONG POSITION IN THE UNDERLYING FUTURES CONTRACT (THAT IS, PURCHASE THE FUTURES CONTRACT), IN THE CASE OF A "CALL" OPTION, OR A SHORT POSITION (SELL THE FUTURES CONTRACT), IN THE CASE OF A "PUT" OPTION, FOR A FIXED PRICE UP TO A STATED EXPIRATION DATE. THE OPTION IS PURCHASED FOR A NON-REFUNDABLE FEE, KNOWN AS THE "PREMIUM." UPON EXERCISE OF THE OPTION, THE CONTRACT MARKET CLEARING HOUSE ASSIGNS EACH PARTY TO THE OPTION AN OPPOSITE POSITION IN THE UNDERLYING FUTURES CONTRACT. IN THE EVENT OF EXERCISE, THEREFORE, THE PARTIES ARE SUBJECT TO ALL OF THE RISKS OF FUTURES TRADING, SUCH AS PAYMENT OF INITIAL AND VARIATION MARGIN. IN ADDITION, THE SELLER, OR "WRITER," OF THE OPTION IS SUBJECT TO MARGIN REQUIREMENTS ON THE OPTION POSITION. OPTIONS ON FUTURES CONTRACTS ARE TRADED ON THE SAME CONTRACT MARKETS AS THE UNDERLYING FUTURES CONTRACTS.
     THE PORTFOLIO MAY PURCHASE OPTIONS ON FUTURES CONTRACTS FOR THE SAME TYPES OF HEDGING PURPOSES DESCRIBED ABOVE IN CONNECTION WITH FUTURES CONTRACTS. FOR EXAMPLE, IN ORDER TO PROTECT AGAINST AN ANTICIPATED DECLINE IN THE VALUE OF SECURITIES IT HOLDS, THE PORTFOLIO COULD PURCHASE PUT OPTIONS ON FUTURES CONTRACTS, INSTEAD OF SELLING THE UNDERLYING FUTURES CONTRACTS. CONVERSELY, IN ORDER TO PROTECT AGAINST THE ADVERSE EFFECTS OF ANTICIPATED INCREASES IN THE COSTS OF SECURITIES TO BE ACQUIRED, THE PORTFOLIO COULD PURCHASE CALL OPTIONS ON FUTURES CONTRACTS, INSTEAD OF PURCHASING THE UNDERLYING FUTURES CONTRACTS. THE PORTFOLIO GENERALLY WILL SELL OPTIONS ON FUTURES CONTRACTS ONLY TO CLOSE OUT AN EXISTING POSITION.
     THE PORTFOLIO WILL NOT ENGAGE IN TRANSACTIONS IN SUCH INSTRUMENTS UNLESS AND UNTIL THE INVESTMENT ADVISOR DETERMINES THAT MARKET CONDITIONS AND THE CIRCUMSTANCES OF THE PORTFOLIO WARRANT SUCH TRADING. TO THE EXTENT THE PORTFOLIO ENGAGES IN THE PURCHASE AND SALE OF FUTURES CONTRACTS OR OPTIONS THEREON, IT WILL DO SO ONLY AT A LEVEL WHICH IS REFLECTIVE OF THE INVESTMENT ADVISOR'S VIEW OF THE HEDGING NEEDS OF THE PORTFOLIO, THE LIQUIDITY OF THE MARKET FOR FUTURES CONTRACTS AND THE ANTICIPATED CORRELATION BETWEEN MOVEMENTS IN THE VALUE OF THE FUTURES OR OPTION CONTRACT AND THE VALUE OF SECURITIES HELD BY THE PORTFOLIO.
     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. UNDER REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION ("CFTC"), THE FUTURES TRADING ACTIVITIES DESCRIBED HEREIN WILL NOT RESULT IN THE PORTFOLIO BEING DEEMED TO BE A "COMMODITY POOL," AS DEFINED UNDER SUCH REGULATIONS, PROVIDED THAT CERTAIN TRADING RESTRICTIONS ARE ADHERED TO. IN PARTICULAR, CFTC REGULATIONS REQUIRE THAT ALL FUTURES AND OPTION POSITIONS ENTERED INTO BY THE PORTFOLIO QUALIFY AS BONA FIDE HEDGE TRANSACTIONS, AS DEFINED UNDER CFTC REGULATIONS, OR, IN THE CASE OF LONG POSITIONS, THAT THE VALUE OF SUCH POSITIONS NOT EXCEED AN AMOUNT OF SEGREGATED FUNDS DETERMINED BY REFERENCE TO CERTAIN CASH AND SECURITIES POSITIONS MAINTAINED BY THE PORTFOLIO AND ACCRUED PROFITS ON SUCH POSITIONS. IN ADDITION, THE PORTFOLIO MAY NOT PURCHASE OR SELL ANY SUCH INSTRUMENTS IF, IMMEDIATELY THEREAFTER, THE SUM OF THE AMOUNT OF INITIAL MARGIN DEPOSITS ON THE PORTFOLIO'S EXISTING FUTURES POSITIONS WOULD EXCEED 5% OF THE MARKET VALUE OF ITS NET ASSETS.
     WHEN THE PORTFOLIO PURCHASES A FUTURES CONTRACT, IT WILL MAINTAIN AN AMOUNT OF CASH, CASH EQUIVALENTS (FOR EXAMPLE, COMMERCIAL PAPER AND DAILY TENDER ADJUSTABLE NOTES) OR SHORT-TERM HIGH-GRADE FIXED INCOME SECURITIES IN A SEGREGATED ACCOUNT SO THAT THE AMOUNT SO SEGREGATED PLUS THE AMOUNT OF INITIAL AND VARIATION MARGIN HELD IN THE ACCOUNT OF ITS BROKER EQUALS THE MARKET VALUE OF THE FUTURES CONTRACT, THEREBY ENSURING THE USE OF SUCH FUTURES IS UNLEVERAGED.
     RISK FACTORS IN TRANSACTIONS IN FUTURES CONTRACTS. THE PARTICULAR MUNICIPAL BONDS COMPRISING THE INDEX UNDERLYING THE MUNICIPAL BOND INDEX FUTURES CONTRACT MAY VARY FROM THE BONDS HELD BY THE PORTFOLIO. IN ADDITION, THE SECURITIES UNDERLYING FUTURES CONTRACTS ON U.S. TREASURY SECURITIES WILL NOT BE THE SAME AS SECURITIES HELD BY THE PORTFOLIO. AS A RESULT, THE PORTFOLIO'S ABILITY EFFECTIVELY TO HEDGE ALL OR A PORTION OF THE VALUE OF ITS MUNICIPAL BONDS THROUGH THE USE OF FUTURES CONTRACTS WILL DEPEND IN PART ON THE DEGREE TO WHICH PRICE MOVEMENTS IN THE INDEX UNDERLYING THE MUNICIPAL BOND INDEX FUTURES CONTRACT, OR THE U.S. TREASURY SECURITIES UNDERLYING OTHER FUTURES CONTRACTS TRADE, CORRELATE WITH PRICE MOVEMENTS OF THE MUNICIPAL BONDS HELD BY THE PORTFOLIO.
     FOR EXAMPLE, WHERE PRICES OF SECURITIES IN THE PORTFOLIO DO NOT MOVE IN THE SAME DIRECTION OR TO THE SAME EXTENT AS THE VALUES OF THE SECURITIES OR INDEX UNDERLYING A FUTURES CONTRACT, THE TRADING OF SUCH FUTURES CONTRACTS MAY NOT EFFECTIVELY HEDGE THE PORTFOLIO'S INVESTMENTS AND MAY RESULT IN TRADING LOSSES. THE CORRELATION MAY BE AFFECTED BY DISPARITIES IN THE AVERAGE MATURITY, RATINGS, GEOGRAPHICAL MIX OR STRUCTURE OF THE PORTFOLIO'S INVESTMENTS AS COMPARED TO THOSE COMPRISING THE INDEX, AND GENERAL ECONOMIC OR POLITICAL FACTORS. IN ADDITION, THE CORRELATION BETWEEN MOVEMENTS IN THE VALUE OF THE INDEX UNDERLYING A FUTURES CONTRACT MAY BE SUBJECT TO CHANGE OVER TIME, AS ADDITIONS TO AND DELETIONS FROM THE INDEX ALTER ITS STRUCTURE. IN THE CASE OF FUTURES CONTRACTS ON U.S. TREASURY SECURITIES AND OPTIONS THEREON, THE ANTICIPATED CORRELATION OF PRICE MOVEMENTS BETWEEN THE U.S. TREASURY SECURITIES UNDERLYING THE FUTURES OR OPTIONS AND MUNICIPAL BONDS MAY BE ADVERSELY AFFECTED BY ECONOMIC, POLITICAL, LEGISLATIVE OR OTHER DEVELOPMENTS THAT HAVE A DISPARATE IMPACT ON THE RESPECTIVE MARKETS FOR SUCH SECURITIES. IN THE EVENT THAT THE INVESTMENT ADVISOR DETERMINES TO ENTER INTO TRANSACTIONS IN FINANCIAL FUTURES CONTRACTS OTHER THAN THE
MUNICIPAL BOND INDEX FUTURES CONTRACT OR FUTURES ON U.S. TREASURY SECURITIES, THE RISK OF IMPERFECT CORRELATION BETWEEN MOVEMENTS IN THE PRICES OF SUCH FUTURES CONTRACTS AND THE PRICES OF MUNICIPAL BONDS HELD BY THE PORTFOLIO MAY BE GREATER.
     THE TRADING OF FUTURES CONTRACTS ON AN INDEX ALSO ENTAILS THE RISK OF IMPERFECT CORRELATION BETWEEN MOVEMENTS IN THE PRICE OF THE FUTURES CONTRACT AND THE VALUE OF THE UNDERLYING INDEX. THE ANTICIPATED SPREAD BETWEEN THE PRICES MAY BE DISTORTED DUE TO DIFFERENCES IN THE NATURE OF THE MARKETS, SUCH AS MARGIN REQUIREMENTS, LIQUIDITY AND THE PARTICIPATION OF SPECULATORS IN THE FUTURES MARKETS. THE RISK OF IMPERFECT CORRELATION, HOWEVER, GENERALLY DIMINISHES AS THE DELIVERY MONTH SPECIFIED IN THE FUTURES CONTRACT APPROACHES.
     PRIOR TO EXERCISE OR EXPIRATION, A POSITION IN FUTURES CONTRACTS OR OPTIONS THEREON MAY BE TERMINATED ONLY BY ENTERING INTO A CLOSING PURCHASE OR SALE TRANSACTION. THIS REQUIRES A SECONDARY MARKET ON THE RELEVANT CONTRACT MARKET. THE PORTFOLIO WILL ENTER INTO A FUTURES OR OPTION POSITION ONLY IF THERE APPEARS TO BE A LIQUID SECONDARY MARKET THEREFOR, ALTHOUGH THERE CAN BE NO ASSURANCE THAT SUCH A LIQUID SECONDARY MARKET WILL EXIST FOR ANY PARTICULAR CONTRACT AT ANY SPECIFIC TIME. THUS, IT MAY NOT BE POSSIBLE TO CLOSE OUT A POSITION ONCE IT HAS BEEN ESTABLISHED. UNDER SUCH CIRCUMSTANCES, THE PORTFOLIO COULD BE REQUIRED TO MAKE CONTINUING DAILY CASH PAYMENTS OF VARIATION MARGIN IN THE EVENT OF ADVERSE PRICE MOVEMENTS. IN SUCH SITUATION, IF THE PORTFOLIO HAS INSUFFICIENT CASH, IT MAY BE REQUIRED TO SELL PORTFOLIO SECURITIES TO MEET DAILY VARIATION MARGIN REQUIREMENTS AT A TIME WHEN IT MAY BE DISADVANTAGEOUS TO DO SO. IN ADDITION, THE PORTFOLIO MAY BE REQUIRED TO PERFORM UNDER THE TERMS OF THE
FUTURES OR OPTION CONTRACTS IT HOLDS. THE INABILITY TO CLOSE OUT FUTURES OR OPTIONS POSITIONS ALSO COULD HAVE AN ADVERSE IMPACT ON THE PORTFOLIO'S ABILITY EFFECTIVELY TO HEDGE ITS PORTFOLIO.
     WHEN THE PORTFOLIO PURCHASES AN OPTION ON A FUTURES CONTRACT, ITS RISK IS LIMITED TO THE AMOUNT OF THE PREMIUM, PLUS RELATED TRANSACTION COSTS, ALTHOUGH THIS ENTIRE AMOUNT MAY BE LOST. IN ADDITION, IN ORDER TO PROFIT FROM THE PURCHASE OF AN OPTION ON A FUTURES CONTRACT, THE PORTFOLIO MAY BE REQUIRED TO EXERCISE THE OPTION AND LIQUIDATE THE UNDERLYING FUTURES CONTRACT, SUBJECT TO THE AVAILABILITY OF A LIQUID SECONDARY MARKET. THE TRADING OF OPTIONS ON FUTURES CONTRACTS ALSO ENTAILS THE RISK THAT CHANGES IN THE VALUE OF THE UNDERLYING FUTURES CONTRACT WILL NOT BE FULLY REFLECTED IN THE VALUE OF THE OPTION, ALTHOUGH THE RISK OF IMPERFECT CORRELATION GENERALLY TENDS TO DIMINISH AS THE MATURITY DATE OF THE FUTURES CONTRACT OR EXPIRATION DATE OF THE OPTION APPROACHES.
     "TRADING LIMITS" OR "POSITION LIMITS" MAY ALSO BE IMPOSED ON THE MAXIMUM NUMBER OF CONTRACTS WHICH ANY PERSON MAY HOLD AT A GIVEN TIME. A CONTRACT MARKET MAY ORDER THE LIQUIDATION OF POSITIONS FOUND TO BE IN VIOLATION OF THESE LIMITS AND IT MAY IMPOSE OTHER SANCTIONS OR RESTRICTIONS. THE INVESTMENT ADVISOR DOES NOT BELIEVE THAT TRADING LIMITS WILL HAVE ANY ADVERSE IMPACT ON THE STRATEGIES
FOR  HEDGING  THE  PORTFOLIO'S  INVESTMENTS.
     FURTHER, THE TRADING OF FUTURES CONTRACTS IS SUBJECT TO THE RISK OF THE INSOLVENCY OF A BROKERAGE FIRM OR CLEARING CORPORATION, WHICH COULD MAKE IT DIFFICULT OR IMPOSSIBLE TO LIQUIDATE EXISTING POSITIONS OR TO RECOVER EXCESS VARIATION MARGIN PAYMENTS.
     IN ADDITION TO THE RISKS OF IMPERFECT CORRELATION AND LACK OF A LIQUID SECONDARY MARKET FOR SUCH INSTRUMENTS, TRANSACTIONS IN FUTURES CONTRACTS INVOLVE RISKS RELATED TO LEVERAGING AND THE POTENTIAL FOR INCORRECT FORECASTS OF THE DIRECTION AND EXTENT OF INTEREST RATE MOVEMENTS WITHIN A GIVEN TIME FRAME.


                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE PORTFOLIOS HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE PORTFOLIO. NO PORTFOLIO
MAY:

(1) MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A NONDIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY OR DOMESTIC BANK MONEY MARKET INSTRUMENTS).
(3) ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF ITS TOTAL ASSETS OR AS PERMITTED BY LAW AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS, WHERE ALLOWED. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE PORTFOLIOS MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF MUNICIPAL OBLIGATIONS IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH IT MAY INVEST IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR AS PERMITTED BY LAW. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE BOARD OF TRUSTEES/DIRECTORS HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.
(1) EACH PORTFOLIO MAY NOT PURCHASE COMMON STOCKS, PREFERRED STOCKS, WARRANTS, OR OTHER EQUITY SECURITIES.
(2)  EACH  PORTFOLIO  DOES  NOT  INTEND  TO  MAKE ANY PURCHASES OF SECURITIES IF
BORROWING  EXCEEDS  5%  OF  ITS  TOTAL  ASSETS.
(3) EACH PORTFOLIO MAY NOT SELL SECURITIES SHORT, PURCHASE SECURITIES ON MARGIN, OR WRITE OR PURCHASE PUT OR CALL OPTIONS, EXCEPT AS PERMITTED IN CONNECTION WITH TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS THEREON. THE PORTFOLIO RESERVE THE RIGHT TO PURCHASE SECURITIES WITH PUTS ATTACHED OR WITH DEMAND FEATURES.
(4) THE PORTFOLIOS MAY NOT INVEST MORE THAN 35% OF NET ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES. THE PORTFOLIOS DO NOT INTEND TO PURCHASE MORE THAN 15% OF NON-INVESTMENT GRADE DEBT SECURITIES.
(5) THE PORTFOLIOS MAY NOT PURCHASE ILLIQUID SECURITIES IF MORE THAN 15% OF THE VALUE OF THE PORTFOLIO'S NET ASSETS WOULD BE INVESTED IN SUCH SECURITIES.
(6)  LONG-TERM  ONLY:  THOUGH  NONDIVERSIFIED,  THE PORTFOLIO DOES NOT INTEND TO
PURCHASE  MORE  THAN  15%  OF  ASSETS  IN  ANY  ONE  ISSUER.
(7) EACH PORTFOLIO MAY NOT PURCHASE OR SELL A FUTURES CONTRACT OR AN OPTION THEREON IF IMMEDIATELY
THEREAFTER, THE SUM OF THE AMOUNT OF INITIAL MARGIN DEPOSITS ON FUTURES AND PREMIUMS ON SUCH OPTIONS
WOULD  EXCEED 5% OF THE PORTFOLIO'S TOTAL ASSETS, BASED ON NET PREMIUM PAYMENTS.
(8) EACH PORTFOLIO MAY NOT INVEST IN PUTS OR CALLS ON A SECURITY, INCLUDING STRADDLES, SPREADS, OR ANY COMBINATION, IF THE VALUE OF THAT OPTION PREMIUM, WHEN AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE PORTFOLIO, EXCEEDS 5% OF THE PORTFOLIO'S TOTAL ASSETS.

                       PURCHASES AND REDEMPTIONS OF SHARES
                       -----------------------------------

     SHARE CERTIFICATES WILL NOT BE ISSUED UNLESS REQUESTED IN WRITING BY THE INVESTOR. NO CHARGE WILL BE MADE FOR SHARE CERTIFICATE REQUESTS. NO CERTIFICATES WILL BE ISSUED FOR FRACTIONAL SHARES. SEE THE PROSPECTUS FOR MORE DETAILS ON PURCHASES AND REDEMPTIONS.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
                    ----------------------------------------

     THE PORTFOLIOS INTEND TO CONTINUE TO QUALIFY AS REGULATED INVESTMENT COMPANIES UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE. IF FOR ANY REASON A PORTFOLIO SHOULD FAIL TO QUALIFY, IT WOULD BE TAXED AS A CORPORATION RATHER THAN PASSING THROUGH ITS INCOME AND GAINS TO SHAREHOLDERS.
     THE PORTFOLIOS DECLARE AND PAY MONTHLY DIVIDENDS OF NET INCOME TO SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS ON EACH DESIGNATED MONTHLY RECORD DATE. NET INVESTMENT INCOME CONSISTS OF THE INTEREST INCOME EARNED ON INVESTMENTS (ADJUSTED FOR AMORTIZATION OF ORIGINAL ISSUE DISCOUNTS OR PREMIUMS OR MARKET PREMIUMS), LESS ESTIMATED EXPENSES.
     DIVIDENDS ARE AUTOMATICALLY REINVESTED AT NET ASSET VALUE IN ADDITIONAL SHARES. CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR AND WILL BE AUTOMATICALLY REINVESTED AT NET ASSET VALUE IN ADDITIONAL SHARES, UNLESS YOU CHOOSE OTHERWISE. THE PORTFOLIOS DO NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED. THE CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WERE AS
FOLLOWS:

                            1999
LONG-  TERM                $783,509
VERMONT                    $54,676
NATIONAL                   $607,240
CALIFORNIA                 $574,670
MARYLAND                   $135,440
VIRGINIA                   $88,301

     YOU MAY ELECT TO HAVE THEIR DIVIDENDS AND DISTRIBUTIONS PAID OUT MONTHLY IN CASH. YOU MAY ALSO REQUEST TO HAVE YOUR DIVIDENDS AND DISTRIBUTIONS FROM THE PORTFOLIO INVESTED IN SHARES OF ANY OTHER CALVERT GROUP FUND, TO BE INVESTED IN THAT FUND OR PORTFOLIO WITHOUT A SALES CHARGE.
     THE PORTFOLIO'S DIVIDENDS OF NET INVESTMENT INCOME CONSTITUTE EXEMPT-INTEREST DIVIDENDS ON WHICH SHAREHOLDERS ARE NOT GENERALLY SUBJECT TO FEDERAL INCOME TAX; OR FOR THE STATE - SPECIFIC PORTFOLIOS, TO THEIR RESPECTIVE STATE INCOME TAX. HOWEVER, UNDER THE ACT, DIVIDENDS ATTRIBUTABLE TO INTEREST ON CERTAIN PRIVATE ACTIVITY BONDS MUST BE INCLUDED IN FEDERAL ALTERNATIVE MINIMUM TAXABLE INCOME FOR THE PURPOSE OF DETERMINING LIABILITY (IF ANY) FOR INDIVIDUALS AND FOR CORPORATIONS. THE PORTFOLIO'S DIVIDENDS DERIVED FROM TAXABLE INTEREST AND DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES, ARE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME AND DO NOT QUALIFY FOR THE DIVIDENDS RECEIVED DEDUCTION FOR CORPORATIONS.
     A SHAREHOLDER MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXES ON DIVIDENDS AND DISTRIBUTIONS FROM THE PORTFOLIO. THE PORTFOLIO WILL NOTIFY SHAREHOLDERS ANNUALLY ABOUT THE FEDERAL TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS PAID BY THE PORTFOLIO AND THE AMOUNT OF DIVIDENDS WITHHELD, IF ANY, DURING THE PREVIOUS YEAR.
     THE CODE PROVIDES THAT INTEREST ON INDEBTEDNESS INCURRED OR CONTINUED IN ORDER TO PURCHASE OR CARRY SHARES OF A REGULATED INVESTMENT COMPANY WHICH DISTRIBUTES EXEMPT-INTEREST DIVIDENDS DURING THE YEAR IS NOT DEDUCTIBLE. FURTHERMORE, ENTITIES OR PERSONS WHO ARE "SUBSTANTIAL USERS" (OR PERSONS RELATED TO "SUBSTANTIAL USERS") OF FACILITIES FINANCED BY PRIVATE ACTIVITY BONDS SHOULD CONSULT THEIR TAX ADVISERS BEFORE PURCHASING SHARES OF THE PORTFOLIO. "SUBSTANTIAL USER" IS GENERALLY DEFINED AS INCLUDING A "NON-EXEMPT PERSON" WHO REGULARLY USES IN TRADE OR BUSINESS A PART OF A FACILITY FINANCED FROM THE PROCEEDS OF PRIVATE ACTIVITY BONDS.
     THE PORTFOLIO IS REQUIRED TO WITHHOLD 31% OF ANY LONG-TERM CAPITAL GAIN DIVIDENDS AND 31% OF EACH REDEMPTION TRANSACTION OCCURRING IN THE PORTFOLIO IF:
(A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED, OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED; (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE CODE BECAUSE OF UNDERREPORTING (HOWEVER, FAILURE TO PROVIDE CERTIFICATION AS TO THE APPLICATION OF SECTION 3406(A)(1)(C) WILL RESULT ONLY IN BACKUP WITHHOLDING ON CAPITAL GAIN DIVIDENDS, NOT ON REDEMPTIONS); OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT WITHHELD.
     IN ADDITION THE PORTFOLIO IS REQUIRED TO REPORT TO THE INTERNAL REVENUE SERVICE THE FOLLOWING INFORMATION WITH RESPECT TO REDEMPTION TRANSACTIONS IN THE
PORTFOLIO: (A) THE SHAREHOLDER'S NAME, ADDRESS, ACCOUNT NUMBER AND TAXPAYER IDENTIFICATION NUMBER; (B) THE TOTAL DOLLAR VALUE OF THE REDEMPTIONS; AND (C) THE PORTFOLIO'S IDENTIFYING CUSIP NUMBER.
     CERTAIN SHAREHOLDERS ARE, HOWEVER, EXEMPT FROM THE BACKUP WITHHOLDING AND BROKER REPORTING REQUIREMENTS. EXEMPT SHAREHOLDERS INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX-EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; AND FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT ALIENS ALSO ARE GENERALLY NOT SUBJECT TO EITHER REQUIREMENT BUT, ALONG WITH CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS, MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTION 1441 OF THE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING AND BROKER REPORTING SHOULD CALL OR WRITE THE PORTFOLIO FOR FURTHER INFORMATION.

                               VALUATION OF SHARES
                               -------------------

     EACH PORTFOLIO'S ASSETS ARE NORMALLY VALUED UTILIZING THE AVERAGE BID DEALER MARKET QUOTATION AS FURNISHED BY AN INDEPENDENT PRICING SERVICE. SECURITIES AND OTHER ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE ARE VALUED BASED ON THE CURRENT MARKET FOR SIMILAR SECURITIES OR ASSETS, AS DETERMINED IN GOOD FAITH BY THE PORTFOLIO'S ADVISOR UNDER THE SUPERVISION OF THE BOARD OF TRUSTEES/DIRECTORS. THE PORTFOLIO DETERMINES THE NET ASSET VALUE OF ITS SHARES EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (GENERALLY, 4:00 P.M. EASTERN TIME), AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE PORTFOLIO DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.
     VALUATIONS, MARKET QUOTATIONS AND MARKET EQUIVALENTS ARE PROVIDED THE PORTFOLIO BY KENNY S&P EVALUATION SERVICES, A SUBSIDIARY OF MCGRAW-HILL. THE USE OF KENNY AS A PRICING SERVICE BY THE PORTFOLIO HAS BEEN APPROVED BY THE BOARD OF TRUSTEES/DIRECTORS. VALUATIONS PROVIDED BY KENNY ARE DETERMINED WITHOUT
EXCLUSIVE RELIANCE ON QUOTED PRICES AND TAKE INTO CONSIDERATION APPROPRIATE FACTORS SUCH AS INSTITUTION-SIZE TRADING IN SIMILAR GROUPS OF SECURITIES, YIELD, QUALITY, COUPON RATE, MATURITY, TYPE OF ISSUE, TRADING CHARACTERISTICS, AND OTHER MARKET DATA.

NET  ASSET  VALUE  AND  OFFERING  PRICE  PER  SHARE  AS  OF  DECEMBER  31, 1999:
LONG-TERM  NET  ASSET  VALUE  PER  SHARE
       $51,145,860/3,343,530  SHARES)           $15.30
       MAXIMUM  SALES  CHARGE
       (3.75%  OF  OFFERING  PRICE)                .60
       OFFERING  PRICE  PER  SHARE              $15.90

VERMONT     NET  ASSET  VALUE  PER  SHARE
     ($46,451,792/3,116,675  SHARES)            $14.90
     MAXIMUM  SALES  CHARGE
     (3.75%  OF  OFFERING  PRICE)                 .58
     OFFERING  PRICE  PER  SHARE               $15.48

NATIONAL
     NET  ASSET  VALUE  PER  SHARE
     ($58,093,129,/5,738,547  SHARES)          $10.12
     MAXIMUM  SALES  CHARGE
     (2.75%  OF  OFFERING  PRICE                  .29
     OFFERING  PRICE  PER  SHARE               $10.41

CALIFORNIA
     NET  ASSET  VALUE  PER  SHARE
     ($30,385,024/2,998,527  SHARES)           $10.13
     MAXIMUM  SALES  CHARGE
     (2.75%  OF  OFFERING  PRICE)                 .29
     OFFERING  PRICE  PER  SHARE               $10.42

MARYLAND
     NET  ASSET  VALUE  PER  SHARE
     ($10,710,708/2,181,652  SHARES)           $4.91
     MAXIMUM  SALES  CHARGE
     (2.75%  OF  OFFERING  PRICE)                .14
     OFFERING  PRICE  PER  SHARE               $5.05

VIRGINIA
     NET  ASSET  VALUE  PER  SHARE
     ($14,316,656/2,888,008  SHARES)          $4.96
     MAXIMUM  SALES  CHARGE
     (2.75%  OF  OFFERING  PRICE)               .14
     OFFERING  PRICE  PER  SHARE              $5.10


                      CALCULATION OF YIELD AND TOTAL RETURN
                      -------------------------------------

     FROM TIME TO TIME, THE PORTFOLIOS ADVERTISE THEIR "TOTAL RETURN." TOTAL RETURN IS CALCULATED SEPARATELY FOR EACH CLASS. TOTAL RETURN IS HISTORICAL IN NATURE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. TOTAL RETURN WILL BE QUOTED FOR THE MOST RECENT ONE-YEAR PERIOD, FIVE-YEAR PERIOD AND TEN-YEAR. TOTAL RETURN QUOTATIONS FOR PERIODS IN EXCESS OF ONE YEAR REPRESENT THE AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD INCLUDED IN THE PARTICULAR QUOTATION. TOTAL RETURN IS A COMPUTATION OF THE PORTFOLIO'S DIVIDEND YIELD PLUS OR MINUS REALIZED OR UNREALIZED CAPITAL APPRECIATION OR DEPRECIATION, LESS FEES AND EXPENSES. ALL TOTAL RETURN QUOTATIONS REFLECT THE DEDUCTION OF THE PORTFOLIO'S MAXIMUM SALES CHARGE, EXCEPT QUOTATIONS OF "RETURN WITHOUT MAXIMUM LOAD," WHICH DO NOT DEDUCT THE SALES CHARGE, AND "ACTUAL RETURN," WHICH REFLECT DEDUCTION OF THE SALES CHARGE ONLY FOR THOSE PERIODS WHEN A SALES CHARGE WAS ACTUALLY IMPOSED. THUS, IN THE FORMULA BELOW, FOR RETURN WITHOUT MAXIMUM LOAD, P = THE ENTIRE $1,000 HYPOTHETICAL INITIAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGE; FOR ACTUAL RETURN, P = A HYPOTHETICAL INITIAL INVESTMENT OF $1,000 LESS ANY SALES CHARGE ACTUALLY IMPOSED AT THE BEGINNING OF THE PERIOD FOR WHICH THE PERFORMANCE IS BEING CALCULATED. NOTE: "TOTAL RETURN" AS QUOTED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE FUND'S PROSPECTUS AND ANNUAL REPORT TO SHAREHOLDERS, HOWEVER, PER SEC INSTRUCTIONS, DOES NOT REFLECT DEDUCTION OF THE SALES CHARGE, AND CORRESPONDS TO "RETURN WITHOUT MAXIMUM LOAD" OR "AT NAV" AS REFERRED TO HEREIN. RETURN WITHOUT MAXIMUM LOAD SHOULD BE CONSIDERED ONLY BY INVESTORS, SUCH AS PARTICIPANTS IN CERTAIN PENSION PLANS, TO WHOM THE SALES CHARGE DOES NOT APPLY, OR FOR PURPOSES OF COMPARISON ONLY WITH COMPARABLE FIGURES WHICH ALSO DO NOT REFLECT SALES CHARGES, SUCH AS LIPPER AVERAGES. TOTAL RETURN IS COMPUTED ACCORDING TO THE FOLLOWING FORMULA:

                                 P(1 +T)N = ERV

WHERE P = A HYPOTHETICAL INITIAL PAYMENT OF $1,000; T = AVERAGE ANNUAL TOTAL RETURN; N = NUMBER OF YEARS AND ERV = THE ENDING REDEEMABLE VALUE OF A HYPOTHETICAL $1,000 PAYMENT MADE AT THE BEGINNING OF THE 1, 5, OR 10 YEAR PERIODS AT THE END OF SUCH PERIODS (OR PORTIONS THEREOF IF APPLICABLE).
     RETURNS  FOR  THE PERIODS INDICATED AS OF DECEMBER 31, 1999 ARE AS FOLLOWS:

                           WITH  MAX.  LOAD            W/O  MAX.  LOAD
LONG-TERM
     ONE  YEAR                (8.07%)                   (4.52%)
     FIVE  YEARS               4.55%                     5.36%
     TEN  YEARS                5.50%                     5.91%

VERMONT
     ONE  YEAR                (7.85%)                   (4.29%)
     FIVE  YEARS               4.44%                     5.24%
     FROM  INCEPTION           5.18%                     5.64%
     (4/01/91)

NATIONAL
     ONE  YEAR                (4.74%)                   (2.01%)
     FIVE  YEARS               4.99%                     5.59%
     FROM  INCEPTION           4.75%                     5.14%
     (9/30/92)



CALIFORNIA
     ONE  YEAR               (4.40%)                    (1.73%)
     FIVE  YEARS              4.59%                      5.18%
     FROM  INCEPTION          4.53%                      4.91%
     (5/29/92)

MARYLAND
     ONE  YEAR               (4.57%)                    (1.82%)
     FIVE  YEARS              4.97%                      5.55%
     FROM  INCEPTION          3.77%                      4.23%
     (9/30/93)

VIRGINIA
     ONE  YEAR               (4.56%)                    (1.84%)
     FIVE  YEARS              4.78%                      5.35%
     FROM  INCEPTION          3.81%                      4.27%
     (9/30/93)

     THE PORTFOLIO ALSO ADVERTISES, FROM TIME TO TIME, ITS "YIELD" AND "TAX EQUIVALENT YIELD." AS WITH TOTAL RETURN, BOTH YIELD FIGURES ARE HISTORICAL AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. "YIELD" QUOTATIONS FOR EACH CLASS REFER TO THE AGGREGATE IMPUTED YIELD-TO-MATURITY OF EACH OF THE PORTFOLIO'S INVESTMENTS BASED ON THE MARKET VALUE AS OF THE LAST DAY OF A GIVEN THIRTY-DAY OR ONE-MONTH PERIOD, LESS EXPENSES (NET OF REIMBURSEMENT), DIVIDED BY THE AVERAGE DAILY NUMBER OF OUTSTANDING SHARES ENTITLED TO RECEIVE DIVIDENDS TIMES THE MAXIMUM OFFERING PRICE ON THE LAST DAY OF THE PERIOD (SO THAT THE EFFECT OF THE SALES CHARGE IS INCLUDED IN THE CALCULATION), COMPOUNDED ON A "BOND EQUIVALENT," OR SEMI-ANNUAL, BASIS. THE PORTFOLIO'S YIELD IS COMPUTED ACCORDING TO THE FOLLOWING FORMULA:

                           YIELD = 2[(A-B/CD)+1)6 - 1]

WHERE A = DIVIDENDS AND INTEREST EARNED DURING THE PERIOD; B = EXPENSES ACCRUED FOR THE PERIOD (NET OF REIMBURSEMENT); C = THE AVERAGE DAILY NUMBER OF SHARES OUTSTANDING DURING THE PERIOD THAT WERE ENTITLED TO RECEIVE DIVIDENDS; AND D = THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE PERIOD.
     THE TAX EQUIVALENT YIELD IS THE YIELD AN INVESTOR WOULD BE REQUIRED TO OBTAIN FROM TAXABLE INVESTMENTS TO EQUAL THE PORTFOLIO'S YIELD, ALL OR A PORTION OF WHICH MAY BE EXEMPT FROM FEDERAL INCOME TAXES. THE TAX EQUIVALENT YIELD IS COMPUTED PER CLASS BY TAKING THE PORTION OF THE CLASS' YIELD EXEMPT FROM REGULAR FEDERAL INCOME TAX AND MULTIPLYING THE EXEMPT YIELD BY A FACTOR BASED UPON A STATED INCOME TAX RATE, THEN ADDING THE PORTION OF THE YIELD THAT IS NOT EXEMPT FROM REGULAR FEDERAL INCOME TAX. THE FACTOR WHICH IS USED TO CALCULATE THE TAX EQUIVALENT YIELD IS THE RECIPROCAL OF THE DIFFERENCE BETWEEN 1 AND THE APPLICABLE INCOME TAX RATE, WHICH WILL BE STATED IN THE ADVERTISEMENT. FOR THE
THIRTY-DAY  PERIOD  ENDED  DECEMBER  31,  1999,  THE  YIELDS  WERE:


             YIELD     TAX-EQUIVALENT                 TAX-EQUIVALENT
                           YIELD                           YIELD
                     (ASSUMES 36% FEDERAL BRACKET)  (ASSUME  39.6%  BRACKET)
LONG-TERM     4.64%        7.25%                         7.68%
VERMONT       4.46%        6.97%                         7.38%
NATIONAL      4.48%        7.00%                         7.42%
CALIFORNIA    4.24%        6.63%                         7.02%
VIRGINIA      3.93%        6.14%                         6.51%
MARYLAND      4.24%        6.63%                         7.02%

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST PORTFOLIO HOLDINGS OR GIVE EXAMPLES OR SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR INCLUSION IN THE PORTFOLIO, WHETHER HELD OR NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, RUSSELL 2000/SMALL STOCK INDEX, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, AND SCHABACKER INVESTMENT MANAGEMENT, INC. SUCH AVERAGES GENERALLY DO NOT REFLECT ANY FRONT- OR BACK-END SALES CHARGES THAT MAY BE CHARGED BY FUNDS IN THAT GROUPING. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION. THE FUND MAY COMPARE ITSELF OR ITS PORTFOLIO HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES. THE FUND, ITS ADVISOR, AND ITS AFFILIATES RESERVE THE RIGHT TO UPDATE PERFORMANCE RANKINGS AS NEW RANKINGS BECOME AVAILABLE.
     CALVERT GROUP IS THE NATION'S LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.


                         TRUSTEES/DIRECTORS AND OFFICERS
                         -------------------------------

     THE FUND'S BOARD OF TRUSTEES/DIRECTORS SUPERVISES THE FUND'S ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE IT WITH SERVICES.
     RICHARD L. BAIRD, JR., TRUSTEE/DIRECTOR. MR. BAIRD IS EXECUTIVE VICE PRESIDENT FOR THE FAMILY HEALTH COUNCIL, INC. IN PITTSBURGH, PENNSYLVANIA, A NON-PROFIT CORPORATION WHICH PROVIDES FAMILY PLANNING SERVICES, NUTRITION, MATERNAL/CHILD HEALTH CARE, AND VARIOUS HEALTH SCREENING SERVICES. MR. BAIRD IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC., CALVERT NEW WORLD FUND, INC. AND CALVERT WORLD VALUES FUND, INC. DOB: 05/09/48. ADDRESS: 211 OVERLOOK DRIVE, PITTSBURGH, PENNSYLVANIA 15216.
     FRANK H. BLATZ, JR., ESQ., TRUSTEE/DIRECTOR. MR. BLATZ IS A PARTNER IN THE LAW FIRM OF SNEVILY, ELY, WILLIAMS & BLATZ. HE WAS FORMERLY A PARTNER WITH ABRAMS, BLATZ, GRAN, HENDRICKS & REINA, P.A. HE IS ALSO A DIRECTOR OF CALVERT VARIABLE SERIES, INC. DOB: 10/29/35. ADDRESS: 282 SOUTH AVENUE, SUITE 201, P.O. BOX 207, FANWOOD, NJ 07023.
     FREDERICK T. BORTS, M.D., TRUSTEE/DIRECTOR. DR. BORTS IS A RADIOLOGIST WITH KAISER PERMANENTE. PRIOR TO THAT, HE WAS A RADIOLOGIST AT BETHLEHEM MEDICAL IMAGING IN ALLENTOWN, PENNSYLVANIA. DOB: 07/23/49. ADDRESS: 2610 NONOHE STREET, WAHIAWA, HAWAII, 96786-2843.
     CHARLES E. DIEHL, TRUSTEE/DIRECTOR. MR. DIEHL IS A SELF-EMPLOYED CONSULTANT AND IS VICE PRESIDENT AND TREASURER EMERITUS OF THE GEORGE WASHINGTON UNIVERSITY. HE HAS RETIRED FROM UNIVERSITY SUPPORT SERVICES, INC. OF HERNDON, VIRGINIA. FORMERLY, HE WAS A DIRECTOR OF ACACIA MUTUAL LIFE INSURANCE COMPANY, AND IS CURRENTLY A DIRECTOR OF SERVUS FINANCIAL CORPORATION. DOB: 10/13/22.
ADDRESS:  1658  QUAIL  HOLLOW  COURT,  MCLEAN,  VIRGINIA  22101.
     DOUGLAS E. FELDMAN, M.D., TRUSTEE/DIRECTOR. DR. FELDMAN IS MANAGING PARTNER OF FELDMAN OTOLARYNGOLOGY, HEAD AND NECK SURGERY IN WASHINGTON, D.C. A GRADUATE OF HARVARD MEDICAL SCHOOL, HE IS ASSOCIATE PROFESSOR OF OTOLARYNGOLOGY, HEAD AND NECK SURGERY AT GEORGETOWN UNIVERSITY AND GEORGE WASHINGTON UNIVERSITY MEDICAL SCHOOL, AND PAST CHAIRMAN OF THE DEPARTMENT OF OTOLARYNGOLOGY, HEAD AND NECK SURGERY AT THE WASHINGTON HOSPITAL CENTER. HE IS INCLUDED IN THE BEST DOCTORS IN AMERICA. DOB: 05/23/48. ADDRESS: 7536 PEPPERELL DRIVE, BETHESDA, MARYLAND 20817.
     PETER W. GAVIAN, CFA, TRUSTEE/DIRECTOR. MR. GAVIAN IS PRESIDENT OF CORPORATE FINANCE OF WASHINGTON, INC. FORMERLY, HE WAS A PRINCIPAL OF GAVIAN DE VAUX ASSOCIATES, AN INVESTMENT BANKING FIRM. HE IS ALSO A CHARTERED FINANCIAL ANALYST AND AN ACCREDITED SENIOR BUSINESS APPRAISER. DOB: 12/08/32. ADDRESS:
3005  FRANKLIN  ROAD  NORTH,  ARLINGTON,  VIRGINIA  22201.
     JOHN G. GUFFEY, JR., TRUSTEE/DIRECTOR. MR. GUFFEY IS EXECUTIVE VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. HE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, ORGANIZING DIRECTOR OF THE COMMUNITY CAPITAL BANK IN BROOKLYN, NEW YORK, AND A FINANCIAL CONSULTANT TO VARIOUS ORGANIZATIONS. IN ADDITION, HE IS A DIRECTOR OF THE COMMUNITY BANKERS MUTUAL FUND OF DENVER, COLORADO, A DIRECTOR OF ARIEL FUNDS, AND THE TREASURER AND DIRECTOR OF SILBY, GUFFEY, AND CO., INC., A VENTURE CAPITAL FIRM. MR. GUFFEY IS A TRUSTEE/DIRECTOR OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. DOB: 5/15/48. ADDRESS: 388 CALLI CALINA, SANTA FE, NM 87501.
     MR. GUFFEY HAS BEEN ADVISED THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS ENTERED AN ORDER AGAINST HIM RELATING TO HIS FORMER SERVICE AS A DIRECTOR OF COMMUNITY BANKERS MUTUAL FUND, INC. THIS FUND IS NOT CONNECTED WITH ANY CALVERT FUND OR THE CALVERT GROUP AND CEASED OPERATIONS IN SEPTEMBER, 1994. MR. GUFFEY CONSENTED TO THE ENTRY OF THE ORDER WITHOUT ADMITTING OR DENYING THE FINDINGS IN THE ORDER. THE ORDER CONTAINS FINDINGS THAT (1) THE COMMUNITY BANKERS MUTUAL FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WERE MATERIALLY FALSE AND MISLEADING BECAUSE THEY MISSTATED OR FAILED TO STATE MATERIAL FACTS CONCERNING THE PRICING OF FUND SHARES AND THE PERCENTAGE OF ILLIQUID SECURITIES IN THE FUND'S PORTFOLIO AND THAT MR. GUFFEY, AS A MEMBER OF THE FUND'S BOARD, SHOULD HAVE KNOWN OF THESE MISSTATEMENTS AND THEREFORE VIOLATED THE SECURITIES ACT OF 1933; (2) THE PRICE OF THE FUND'S SHARES SOLD TO THE PUBLIC WAS NOT BASED ON THE CURRENT NET ASSET VALUE OF THE SHARES, IN VIOLATION OF THE INVESTMENT COMPANY ACT OF 1940 (THE "INVESTMENT COMPANY ACT"); AND (3) THE BOARD OF THE FUND, INCLUDING MR. GUFFEY, VIOLATED THE INVESTMENT COMPANY ACT BY DIRECTING THE FILING OF A MATERIALLY FALSE REGISTRATION STATEMENT. THE ORDER DIRECTED MR. GUFFEY TO CEASE AND DESIST FROM COMMITTING OR CAUSING FUTURE VIOLATIONS AND TO PAY A CIVIL PENALTY OF $5,000. THE SEC PLACED NO RESTRICTIONS ON MR. GUFFEY'S CONTINUING TO SERVE AS A TRUSTEE OR DIRECTOR OF MUTUAL FUNDS.
*BARBARA J. KRUMSIEK, PRESIDENT AND TRUSTEE/DIRECTOR. MS. KRUMSIEK SERVES AS PRESIDENT, CHIEF EXECUTIVE OFFICER AND VICE CHAIRMAN OF CALVERT GROUP, LTD. AND AS AN OFFICER AND DIRECTOR OF EACH OF ITS AFFILIATED COMPANIES. SHE IS A DIRECTOR OF CALVERT-SLOAN ADVISERS, L.L.C., AND A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MS. KRUMSIEK IS THE PRESIDENT OF EACH OF THE INVESTMENT COMPANIES, EXCEPT FOR CALVERT SOCIAL INVESTMENT FUND, OF WHICH SHE IS THE SENIOR VICE PRESIDENT. MS. KRUMSIEK IS ON THE BOARD OF DIRECTORS OF CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO JOINING CALVERT GROUP, MS. KRUMSIEK SERVED AS A MANAGING DIRECTOR OF ALLIANCE FUND DISTRIBUTORS, INC. DOB: 08/09/52.
     M. CHARITO KRUVANT, TRUSTEE/DIRECTOR. MS. KRUVANT IS PRESIDENT AND CEO OF CREATIVE ASSOCIATES INTERNATIONAL, INC., A FIRM THAT SPECIALIZES IN HUMAN RESOURCES DEVELOPMENT, INFORMATION MANAGEMENT, PUBLIC AFFAIRS AND PRIVATE ENTERPRISE DEVELOPMENT. SHE IS ALSO A DIRECTOR OF CALVERT VARIABLE SERIES, INC., AND ACACIA FEDERAL SAVINGS BANK. DOB: 12/08/45. ADDRESS: 5301 WISCONSIN AVENUE, N.W., WASHINGTON, D.C. 20015.
     ARTHUR J. PUGH, TRUSTEE/DIRECTOR. MR. PUGH IS A DIRECTOR OF CALVERT VARIABLE SERIES, INC., AND SERVES AS A DIRECTOR OF ACACIA FEDERAL SAVINGS BANK.
DOB:  09/24/37.  ADDRESS:  4823  PRESTWICK  DRIVE,  FAIRFAX,  VIRGINIA  22030.
     *DAVID R. ROCHAT, SENIOR VICE PRESIDENT AND TRUSTEE/DIRECTOR. MR. ROCHAT IS EXECUTIVE VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., DIRECTOR AND SECRETARY OF GRADY, BERWALD AND CO., INC., AND DIRECTOR AND PRESIDENT OF CHELSEA SECURITIES, INC. HE IS THE SENIOR VICE PRESIDENT OF FIRST VARIABLE RATE FUND, CALVERT TAX-FREE RESERVES, CALVERT MUNICIPAL FUND, INC., CALVERT CASH RESERVES, AND THE CALVERT FUND. DOB: 10/07/37. ADDRESS: BOX 93, CHELSEA, VERMONT 05038.
     *D. WAYNE SILBY, ESQ., TRUSTEE/DIRECTOR. MR. SILBY IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND. MR. SILBY IS EXECUTIVE CHAIRMAN OF GROUP SERVE, INC., AN INTERNET COMPANY FOCUSED ON COMMUNITY BUILDING COLLABORATIVE TOOLS, AND AN OFFICER, DIRECTOR AND SHAREHOLDER OF SILBY, GUFFEY & COMPANY, INC., WHICH SERVES AS GENERAL PARTNER OF CALVERT SOCIAL VENTURE
PARTNERS ("CSVP"). CSVP IS A VENTURE CAPITAL FIRM INVESTING IN SOCIALLY RESPONSIBLE SMALL COMPANIES. HE IS ALSO A DIRECTOR OF ACACIA LIFE INSURANCE COMPANY AND CHAIRMAN OF CALVERT SOCIAL INVESTMENT FOUNDATION. DOB: 07/20/48.
ADDRESS:  1715  18TH  STREET,  N.W.,  WASHINGTON,  D.C.  20009.
     RENO J. MARTINI, SENIOR VICE PRESIDENT. MR. MARTINI IS A DIRECTOR AND SENIOR VICE PRESIDENT OF CALVERT GROUP, LTD., AND SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CALVERT ASSET MANAGEMENT COMPANY, INC. MR. MARTINI IS ALSO A DIRECTOR AND PRESIDENT OF CALVERT-SLOAN ADVISERS, L.L.C., AND A
DIRECTOR  AND  OFFICER  OF  CALVERT  NEW  WORLD  FUND.  DOB:  1/13/50.
     RONALD M. WOLFSHEIMER, CPA, TREASURER. MR. WOLFSHEIMER IS SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF CALVERT GROUP, LTD. AND ITS SUBSIDIARIES AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MR. WOLFSHEIMER IS VICE PRESIDENT AND TREASURER OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR OF CALVERT DISTRIBUTORS, INC.
DOB:  07/24/47.

     WILLIAM M. TARTIKOFF, ESQ., VICE PRESIDENT AND SECRETARY. MR. TARTIKOFF IS AN OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AND IS SENIOR VICE PRESIDENT, SECRETARY, AND GENERAL COUNSEL OF CALVERT GROUP, LTD., AND EACH OF ITS SUBSIDIARIES. MR. TARTIKOFF IS ALSO VICE PRESIDENT AND SECRETARY OF CALVERT-SLOAN ADVISERS, L.L.C., A DIRECTOR OF CALVERT DISTRIBUTORS, INC., AND IS AN OFFICER OF ACACIA NATIONAL LIFE INSURANCE COMPANY. DOB:
08/12/47.
     DANIEL K. HAYES, VICE PRESIDENT. MR. HAYES IS VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., AND IS AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT NEW WORLD FUND, INC. DOB: 09/09/50.
     SUSAN WALKER BENDER, ESQ., ASSISTANT SECRETARY. MS. BENDER IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP, LTD. AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 01/29/59.
     IVY WAFFORD DUKE, ESQ., ASSISTANT SECRETARY. MS. DUKE IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. SHE ALSO SERVES AS SECRETARY AND PROVIDES COUNSEL TO THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO WORKING AT CALVERT GROUP, MS. DUKE WAS AN ASSOCIATE IN THE INVESTMENT MANAGEMENT GROUP OF THE BUSINESS AND FINANCE DEPARTMENT AT DRINKER BIDDLE & REATH. DOB:
09/07/68.
     VICTOR FRYE, ESQ., ASSISTANT SECRETARY AND COMPLIANCE OFFICER. MR. FRYE IS COUNSEL AND COMPLIANCE OFFICER OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. HE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MR. FRYE WAS COUNSEL AND MANAGER OF THE COMPLIANCE DEPARTMENT AT THE ADVISORS GROUP. DOB: 10/15/58.
     JENNIFER STREAKS, ESQ., ASSISTANT SECRETARY. MS. STREAKS IS ASSISTANT GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MS. STREAKS WAS A REGULATORY ANALYST IN THE MARKET REGULATIONS DEPARTMENT OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS. DOB: 08/02/71.
     MICHAEL V. YUHAS JR., CPA, CONTROLLER OF FUNDS. MR. YUHAS IS THE DIRECTOR OF FUND ADMINISTRATION OF CALVERT GROUP, LTD., AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 08/04/61.
     THE ADDRESS OF DIRECTORS AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. TRUSTEES/DIRECTORS AND OFFICERS OF THE FUND AS A GROUP OWN LESS THAN 1% OF THE FUND'S OUTSTANDING SHARES. TRUSTEES/DIRECTORS MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
     EACH OF THE ABOVE DIRECTORS/TRUSTEES AND OFFICERS IS A DIRECTOR/TRUSTEE OR OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS WITH THE EXCEPTION OF CALVERT SOCIAL INVESTMENT FUND, OF WHICH ONLY MESSRS. BAIRD, GUFFEY AND SILBY AND MS. KRUMSIEK ARE AMONG THE TRUSTEES, CALVERT VARIABLE SERIES, INC., OF WHICH ONLY MESSRS. BLATZ, DIEHL AND PUGH, MMES. KRUMSIEK AND KRUVANT ARE AMONG THE DIRECTORS, CALVERT WORLD VALUES FUND, INC., OF WHICH ONLY MESSRS. GUFFEY AND SILBY AND MS. KRUMSIEK ARE AMONG THE DIRECTORS, AND CALVERT NEW WORLD FUND, INC., OF WHICH ONLY MS. KRUMSIEK AND MR. MARTINI ARE AMONG THE DIRECTORS.
     THE AUDIT COMMITTEE OF THE BOARD IS COMPOSED OF MESSRS. BAIRD, BLATZ, FELDMAN, GUFFEY AND PUGH AND MS. KRUVANT. THE BOARD'S INVESTMENT POLICY COMMITTEE IS COMPOSED OF MESSRS. BORTS, DIEHL, GAVIAN, ROCHAT AND SILBY AND MS. KRUMSIEK.
     TRUSTEES OF THE FUND NOT AFFILIATED WITH THE ADVISOR CURRENTLY RECEIVE AN ANNUAL FEE OF $20,500 FOR SERVICE AS A MEMBER OF THE BOARD OF TRUSTEES/DIRECTORS OF THE CALVERT GROUP OF FUNDS PLUS A FEE OF $750 TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED; SUCH FEES ARE ALLOCATED AMONG THE FUNDS ON THE BASIS OF THEIR NET ASSETS.
     TRUSTEES/DIRECTORS OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT FAMILY OF FUNDS THROUGH THE TRUSTEES/DIRECTORS DEFERRED COMPENSATION PLAN (SHOWN AS "PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES," BELOW). DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS.


                      TRUSTEE/DIRECTORS COMPENSATION TABLE
                                FISCAL YEAR 1999
                               (UNAUDITED NUMBERS)


                Aggregate              Pension or           Total Compensation
                Compensation           Retirement Benefits  from
                from Registrant        Accrued as           Registrant and Fund
                for Service            part of              Complex paid to
                as Trustee/Directors   Registrant           Trustee/Directors**
                                       Expenses*

CALVERT  TAX-FREE  RESERVES

RICHARD L. BAIRD, JR.  $25,302            $0               $39,250
FRANK  H.  BLATZ,  JR. $26,346            $26,346          $48,250
FREDERICK  T.  BORTS   $24,781            $0               $35,500
CHARLES  E.  DIEHL     $26,346            $0               $48,250
DOUGLAS  E.  FELDMAN   $25,823            $0               $37,000
PETER  W.  GAVIAN      $25,823            $0               $37,000
JOHN  G.  GUFFEY,  JR. $25,303            $4,908           $56,365
M.  CHARITO  KRUVANT   $24,781            $14,868          $45,250
ARTHUR  J.  PUGH       $26,346            $0               $48,250
D.  WAYNE  SILBY       $22,698            $0               $60,831

CALVERT  MUNICIPAL  FUND

RICHARD L. BAIRD, JR.  $1140              $0               $39,250
FRANK  H.  BLATZ,  JR. $1186              $1186            $48,250
FREDERICK  T.  BORTS   $1118              $0               $35,500
CHARLES  E.  DIEHL     $1186              $0               $48,250
DOUGLAS  E.  FELDMAN   $1161              $0               $37,000
PETER  W.  GAVIAN      $1161              $0               $37,000
JOHN  G.  GUFFEY,  JR. $1138              $214             $56,365
M.  CHARITO  KRUVANT   $1117              $670             $45,250
ARTHUR  J.  PUGH       $1186              $0               $48,250
D.  WAYNE  SILBY       $1028              $0               $60,831

* CERTAIN TRUSTEES HAVE CHOSEN TO DEFER THEIR COMPENSATION. AS OF DECEMBER 31, 1999, TOTAL DEFERRED COMPENSATION FROM THE FUND COMPLEX, INCLUDING DIVIDENDS AND CAPITAL APPRECIATION FOR THE TRUSTEES SHOWN WAS: BLATZ, $784,000; DIEHL, $760,650; GAVIAN, $194,300; GUFFEY, $11,100; KRUVANT, $58,700; AND PUGH,
$134,450.

**  THE  FUND  COMPLEX  CONSISTS  OF  NINE  (9) REGISTERED INVESTMENT COMPANIES.

                               INVESTMENT ADVISOR
                               ------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP, LTD., WHICH IS A CONTROLLED SUBSIDIARY OF AMERITAS-ACACIA MUTUAL HOLDING COMPANY.
     UNDER THE ADVISORY AGREEMENT, CONTRACT, THE ADVISOR MANAGES THE INVESTMENT AND REINVESTMENT OF THE FUND'S ASSETS, SUBJECT TO THE DIRECTION AND CONTROL OF THE FUND'S BOARD OF TRUSTEES. FOR ITS SERVICES, THE ADVISOR RECEIVES FROM EACH PORTFOLIO AN ANNUAL FEE OF 0.60% OF THE FIRST $500 MILLION OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, 0.50% OF THE NEXT $500 MILLION OF SUCH ASSETS, AND
0.40%  OF  ALL  SUCH  ASSETS  OVER  $1  BILLION.
     THE ADVISORY FEE IS PAYABLE MONTHLY. THE ADVISOR RESERVES THE RIGHT (I) TO WAIVE ALL OR A PART OF ITS FEE AND (II) TO COMPENSATE, AT ITS EXPENSE,
BROKER-DEALERS  IN  CONSIDERATION  OF  THEIR  PROMOTIONAL  AND  ADMINISTRATIVE
SERVICES. THE ADVISOR PROVIDES THE FUND WITH INVESTMENT ADVICE AND RESEARCH, PAYS THE SALARIES AND FEES OF ALL TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND WHO ARE EMPLOYEES OF THE ADVISOR, OR ITS AFFILIATES AND PAYS CERTAIN FUND ADVERTISING AND PROMOTIONAL EXPENSES. THE FUND PAYS ALL OTHER ADMINISTRATIVE AND OPERATING EXPENSES, INCLUDING: CUSTODIAL FEES; SHAREHOLDER SERVICING; DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICE FEES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; INTEREST, TAXES AND OTHER BUSINESS FEES; LEGAL AND AUDIT FEES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES.

     THE ADVISOR MAY VOLUNTARILY REIMBURSE THE PORTFOLIO FOR EXPENSES. THE FOLLOWING TABLE SHOWS THE ADVISORY FEES PAID BY EACH PORTFOLIO TO THE ADVISOR FOR FISCAL YEARS 1997, 1998 AND 1999.

                             1997              1998              1999
LONG-TERM                  307,550          331,988          337,132
VERMONT                    296,024          305,695          302,238
NATIONAL                   285,023          396,802          387,442
CALIFORNIA                 204,019          205,130          201,388
MARYLAND                   70,899           74,404           69,121
VIRGINIA                   79,695           84,448           88,853

                          ADMINISTRATIVE SERVICES AGENT
                          -----------------------------

     CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), AN AFFILIATE OF THE ADVISOR, HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE
SERVICES NECESSARY TO THE CONDUCT OF THE FUND'S AFFAIRS. PRIOR TO AUGUST 1, 1997, CASC RECEIVED AN AGGREGATED FEE FROM CALVERT TAX-FREE RESERVES (CTFR) OF $200,000 PER YEAR FOR PROVIDING SUCH SERVICES, ALLOCATED AMONG THE FIVE CTFR PORTFOLIOS BASED ON ASSETS. EFFECTIVE AUGUST 1, 1997, THE FEE STRUCTURE CHANGED. EXCLUSIVE OF THE CTFR MONEY MARKET PORTFOLIO, CTFR PAYS AN ANNUAL FEE OF $80,000, ALLOCATED BETWEEN THE REMAINING PORTFOLIOS BASED ON ASSETS. THE CALVERT MUNICIPAL FUND PORTFOLIO (NATIONAL, CALIFORNIA, MARYLAND AND VIRGINIA) PAY A FEE OF 0.10% OF THEIR RESPECTIVE AVERAGE ANNUAL NET ASSETS. THE SERVICE FEES PAID BY THE PORTFOLIOS TO CALVERT ADMINISTRATIVE SERVICES COMPANY FOR THE PAST 3 FISCAL YEARS WERE:

                         1997        1998         1999

LONG-TERM               $4,158      $4,476      $2,017
VERMONT                 $4,004      $4,127      $0
NATIONAL                $47,504     $66,134     $62,430
CALIFORNIA              $34,003     $34,188     $27,667
MARYLAND                $11,816     $12,401     $6,807
VIRGINIA                $13,283     $14,075     $9,329

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), 330 W. 9TH STREET, KANSAS CITY, MISSOURI 64105, A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), 4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP, LTD., HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS.
     FOR THESE SERVICES, NFDS AND CALVERT SHAREHOLDER SERVICES, INC. RECEIVE A FEE BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND TRANSACTIONS.


                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
                     --------------------------------------

     PRICEWATERHOUSECOOPERS LLP, 250 WEST PRATT STREET, BALTIMORE MARYLAND 21201, HAS BEEN SELECTED BY THE BOARD OF TRUSTEES/DIRECTORS TO SERVE AS INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2000. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, CURRENTLY SERVES AS CUSTODIAN OF THE PORTFOLIO'S INVESTMENTS. ALLFIRST FINANCIAL, INC. 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE PORTFOLIO'S CASH ASSETS. NEITHER CUSTODIAN HAS ANY PART IN DECIDING THE PORTFOLIO'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE PORTFOLIO.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTIONS, INC, ("CDI"), 4550 MONTGOMERY AVE., SUITE 1000N BETHESDA, MARYLAND 20814, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS.

CTFR  LONG-TERM  AND  VERMONT
SHARES  ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS FOLLOWS:

                         AS  A  %  OF   AS  A  %  OF    ALLOWED  TO
AMOUNT  OF               OFFERING       NET  AMOUNT     BROKERS  AS  A  %
INVESTMENT               PRICE          INVESTED        OFFERING  PRICE

LESS  THAN  $50,000          3.75%          3.90%          3.00%
$50,000  BUT
  LESS  THAN  $100,000       3.00%          3.09%          2.25%
$100,000  BUT
  LESS  THAN  $250,000       2.25%          2.30%          1.75%
$250,000  BUT
  LESS  THAN  $500,000       1.75%          1.78%          1.25%
$500,000  BUT
  LESS  THAN  $1,000,000     1.00%          1.01%          0.80%
$1,000,000  AND  OVER        0.00           0.00%          0.00%

NATIONAL,  CALIFORNIA,  MARYLAND  AND  VIRGINIA
SHARES  ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS FOLLOWS:

                          AS  A  %  OF     AS  A  %  OF    ALLOWED  TO
AMOUNT  OF                OFFERING         NET  AMOUNT     BROKERS  AS  A  %
INVESTMENT                PRICE            INVESTED        OFFERING  PRICE

LESS  THAN  $50,000          2.75%          2.83%          2.25%
$50,000  BUT
  LESS  THAN  $100,000       2.25%          2.30%          1.75%
$100,000  BUT
  LESS  THAN  $250,000       1.75%          1.78%          1.25%
$250,000  BUT
  LESS  THAN  $500,000       1.25%          1.27%          0.95%
$500,000  BUT
  LESS  THAN  $1,000,000     1.00%          1.01%          0.80%
$1,000,000  AND  OVER        0.00           0.00%          0.00%

     PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 LONG-TERM, NATIONAL, CALIFORNIA, MARYLAND AND VIRGINIA HAVE EACH ADOPTED DISTRIBUTION PLANS (THE "PLANS") WHICH PERMIT THE FUND TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION AND SERVICING OF ITS SHARES (VERMONT HAS NOT ADOPTED A DISTRIBUTION
PLAN).
     CDI RECEIVES ANY FRONT-END SALES CHARGE OR CDSC PAID. A PORTION OF THE FRONT-END SALES CHARGE MAY BE REALLOWED TO DEALERS. THE AGGREGATE AMOUNT OF SALES CHARGES (GROSS UNDERWRITING COMMISSIONS), AND FOR CLASS A ONLY, THE AMOUNT RETAINED BY CDI (NET OF REALLOWANCE AND FINDERS FEES) FOR THE LAST THREE FISCAL YEARS ARE:

FISCAL  YEAR          1997                1998          1999
               GROSS/NET          GROSS/NET          GROSS/NET
LONG-TERM   $35,466/$11,017     $44,897/$(4,778)   $40,239/$15,336
NATIONAL    $62,546/$17,870     $51,922/$10,056    $38,952/$8,092
VERMONT     $58,265/$25,819     $63,649/$28,472    $52,430/$31,429
CALIFORNIA  $49,851/$15,411     $37,645/$6,053     $12,643/$3,637
VIRGINIA    $20,163/$7,697      $12,662/$5,678     $9,491/$3,192

     FUND TRUSTEES AND CERTAIN OTHER AFFILIATED PERSONS OF THE FUND ARE EXEMPT FROM THE SALES CHARGE SINCE THE DISTRIBUTION COSTS ARE MINIMAL TO PERSONS ALREADY FAMILIAR WITH THE FUND. OTHER GROUPS ARE EXEMPT DUE TO ECONOMIES OF SCALE IN DISTRIBUTION. SEE EXHIBIT A TO THE PROSPECTUS.
     THE DISTRIBUTION PLANS WERE APPROVED BY THE BOARD OF TRUSTEES/DIRECTORS, INCLUDING THE TRUSTEES/DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE OPERATION OF THE PLAN OR IN ANY AGREEMENTS RELATED TO THE PLAN. THE SELECTION AND NOMINATION OF THE
TRUSTEES/DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUND IS COMMITTED TO THE DISCRETION OF SUCH DISINTERESTED TRUSTEES/DIRECTORS. IN ESTABLISHING THE PLAN, THE TRUSTEES/DIRECTORS CONSIDERED VARIOUS FACTORS INCLUDING THE AMOUNT OF THE DISTRIBUTION FEE. THE TRUSTEES/DIRECTORS DETERMINED THAT THERE IS A REASONABLE LIKELIHOOD THAT THE PLAN WILL BENEFIT THE PORTFOLIO AND ITS SHAREHOLDERS, INCLUDING ECONOMICS OF SCALE AT HIGHER ASSETS LEVELS BETTER INVESTMENT OPPORTUNITIES AND MORE FLEXIBILITY IN MANAGING A GROWING PORTFOLIO.
     THE PLAN MAY BE TERMINATED BY VOTE OF A MAJORITY OF THE NON-INTERESTED TRUSTEES/DIRECTORS WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLAN OR BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE PORTFOLIO. ANY CHANGE IN THE PLAN THAT WOULD MATERIALLY INCREASE THE DISTRIBUTION COST TO THE
PORTFOLIO REQUIRES APPROVAL OF THE SHAREHOLDERS OF THE AFFECTED CLASS; OTHERWISE, THE PLAN MAY BE AMENDED BY THE TRUSTEES/DIRECTORS, INCLUDING A MAJORITY OF THE NON-INTERESTED TRUSTEES AS DESCRIBED ABOVE.
     THE PLAN WILL CONTINUE IN EFFECT FOR SUCCESSIVE ONE-YEAR TERMS PROVIDED THAT SUCH CONTINUANCE IS ANNUALLY APPROVED BY (I) THE VOTE OF A MAJORITY OF THE TRUSTEES/DIRECTORS WHO ARE NOT PARTIES TO THE PLAN OR INTERESTED PERSONS OF ANY SUCH PARTY AND WHO HAVE NO DIRECT OR INDIRECT FINANCIAL INTEREST IN THE PLAN, AND (II) THE VOTE OF A MAJORITY OF THE ENTIRE BOARD OF TRUSTEES.
     APART FROM THE PLAN, THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS AND PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF SHARES OF THE
PORTFOLIO. FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, THEY PAID TO BROKER/DEALERS FROM THEIR OWN RESOURCES A TOTAL OF $1,026,100 FOR DISTRIBUTION EXPENSES FOR ALL FUNDS IN THE CALVERT GROUP. THE ADVISOR AND/OR CDI HAS AGREED TO PAY CERTAIN FIRMS COMPENSATION BASED ON SALES OF FUND SHARES OR ON ASSETS HELD IN THOSE FIRM'S ACCOUNTS FOR THEIR MARKETING AND DISTRIBUTION OF FUND SHARES, ABOVE THE USUAL SALES CHARGES AND SERVICE FEES. THIS LIST MAY BE CHANGED FORM TIME TO TIME. AS OF DECEMBER 31, 1999, THE ADVISOR AND/OR CDI HAD SPECIAL ARRANGEMENTS WITH THE FOLLOWING FIRMS: MORGAN STANLEY DEAN WITTER, PRUDENTIAL SECURITIES, SALOMON SMITH BARNEY, AMERICAN EXPRESS FINANCIAL ADVISORS, MERRILL LYNCH, AND THE ADVISORS GROUP.
     CDI, MAKES A CONTINUOUS OFFERING OF THE FUND'S SECURITIES ON A "BEST EFFORTS" BASIS. UNDER THE TERMS OF THE AGREEMENT, CDI IS ENTITLED TO RECEIVE, PURSUANT TO THE DISTRIBUTION PLANS, A DISTRIBUTION FEE AND A SERVICE FEE FROM THE FUND BASED ON THE AVERAGE DAILY NET ASSETS OF THE FUND. THESE FEES ARE PAID PURSUANT TO THE FUND'S DISTRIBUTION PLAN. THE DISTRIBUTION PLAN EXPENSES PAID BY LONG-TERM TO CDI FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, WERE SPENT FOR THE FOLLOWING PURPOSES:

COMPENSATION  TO  BROKER-DEALERS                     $39,626
COMPENSATION  TO  SALES  PERSONNEL                     5,046
ADVERTISING                                            1,415
PRINTING  AND  MAILING  OF  PROSPECTUSES               4,501
TO  OTHER  THAN  CURRENT  SHAREHOLDERS
COMPENSATION  TO  UNDERWRITERS
INTEREST,  FINANCIAL  CHARGES
OTHER
TOTAL  PAID  TO  CDI                                 $50,588

     NATIONAL, CALIFORNIA, MARYLAND AND VIRGINIA DID NOT PAY ANY DISTRIBUTION PLAN EXPENSES DURING FISCAL YEAR 1999.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     PORTFOLIO TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR MAKES INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF TRUSTEES/DIRECTORS.
     BROKER-DEALERS WHO EXECUTE PORTFOLIO TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, ETC., MARKET FAMILIARITY, RELIABILITY, INTEGRITY, AND FINANCIAL CONDITION, SUBJECT TO THE ADVISOR'S OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR MAY ALSO CONSIDER SALES FOR FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS.

THE  FUND  DID  NOT  PAY  ANY BROKERAGE COMMISSIONS DURING THE LAST THREE FISCAL
YEARS.

     WHILE THE FUND'S ADVISOR SELECTS BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES IT MAY DIRECT TRANSACTIONS TO BROKERS BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO IT. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE
ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES; PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE FUND. SUCH SERVICES INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASES STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS.
THE ADVISOR MAY ALSO DIRECT SELLING CONCESSIONS AND/OR DISCOUNTS IN FIXED-PRICE OFFERINGS FOR RESEARCH SERVICES.
     IF, IN THE JUDGEMENT OF THE ADVISOR, THE FUND OR OTHER ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES WHICH ARE IN EXCESS OF COMMISSION WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTIONS. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS.
     FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE FUND, PAID $0 IN COMMISSIONS FOR DIRECTED BROKERAGE FOR RESEARCH SERVICES.

     THE  PORTFOLIO TURNOVER RATES FOR THE LAST TWO FISCAL YEARS ARE AS FOLLOWS:

                         1998          1999
LONG-TERM                 72%          80%
VERMONT                   32%          21%
NATIONAL                  44%          38%
CALIFORNIA                12%          11%
MARYLAND                  24%          0%
VIRGINIA                  36%          12%


                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISOR, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.


                               GENERAL INFORMATION
                               -------------------

     THE PORTFOLIOS ARE OPEN-END, NON-DIVERSIFIED INVESTMENT MANAGEMENT INVESTMENT COMPANIES. LONG-TERM AND VERMONT ARE SERIES OF CALVERT TAX-FREE RESERVES, WHICH WAS ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST ON OCTOBER 20, 1980. THE OTHER SERIES OF THE FUND INCLUDE THE MONEY MARKET PORTFOLIO, LIMITED-TERM PORTFOLIO AND CALIFORNIA MONEY MARKET PORTFOLIO. THE CTFR NATIONAL, CALIFORNIA, MARYLAND AND VIRGINIA ARE SERIES OF CALVERT MUNICIPAL FUND, INC., A MARYLAND CORPORATION ORGANIZED ON FEBRUARY 4, 1992. CALVERT TAX-FREE RESERVE'S DECLARATION OF TRUST CONTAINS AN EXPRESS DISCLAIMER OF SHAREHOLDER LIABILITY FOR ACTS OR OBLIGATIONS OF THE FUND. THE SHAREHOLDERS OF A MASSACHUSETTS BUSINESS TRUST MIGHT, HOWEVER, UNDER CERTAIN CIRCUMSTANCES, BE HELD PERSONALLY LIABLE AS PARTNERS FOR ITS OBLIGATIONS. THE DECLARATION OF TRUST PROVIDES FOR INDEMNIFICATION AND REIMBURSEMENT OF EXPENSES OUT OF FUND ASSETS FOR ANY SHAREHOLDER HELD PERSONALLY LIABLE FOR OBLIGATIONS OF THE FUND. THE DECLARATION OF TRUST PROVIDES THAT THE FUND SHALL, UPON REQUEST, ASSUME THE DEFENSE OF ANY CLAIM MADE AGAINST ANY SHAREHOLDER FOR ANY ACT OR OBLIGATION OF THE FUND AND SATISFY ANY JUDGMENT THEREON. THE DECLARATION OF TRUST FURTHER PROVIDES THAT THE FUND MAY MAINTAIN APPROPRIATE INSURANCE (FOR EXAMPLE, FIDELITY BONDING AND ERRORS AND OMISSIONS INSURANCE) FOR THE PROTECTION OF THE FUND, ITS SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES, AND AGENTS TO COVER POSSIBLE TORT AND OTHER LIABILITIES. THUS, THE RISK OF A SHAREHOLDER INCURRING FINANCIAL LOSS ON ACCOUNT OF SHAREHOLDER LIABILITY IS LIMITED TO CIRCUMSTANCES IN WHICH BOTH INADEQUATE INSURANCE EXISTS AND THE FUND ITSELF IS UNABLE TO MEET ITS OBLIGATIONS.
     EACH SHARE OF EACH SERIES REPRESENTS AN EQUAL PROPORTIONATE INTEREST IN THAT SERIES WITH EACH OTHER SHARE AND IS ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS OUT OF THE INCOME BELONGING TO SUCH SERIES AS DECLARED BY THE BOARD.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING TRUSTEES/DIRECTORS, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE YOU OWN.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     AS OF APRIL 13, 2000 THE FOLLOWING SHAREHOLDERS OWNED OF RECORD 5% OR MORE OF THE FUND:

     NAME  AND  ADDRESS                              %  OF  OWNERSHIP

     CALVERT  CALIFORNIA  MUNICIPAL  INTERMEDIATE  FUND

     CATALYST  PRODUCTIONS                          15.54%
     1431  CENTER  STREET
     OAKLAND,  CA  94607-2054

     NATIONAL  CITY  BANK  KENTUCKY  TTEE            8.21%
     ANCHORAGE  TR  FBO  S  WHALEY
     DTD  12-10-77
     PO  BOX  94984
     CLEVELAND,  OH  44101-4984

     JAMES  J  BOCHNOWSKI                            6.15%
     JANET  J  BOCHNOWSKI  COMM  PROPERTY
     28  CAMINO  POR  LOS  ARBOLES
     ATHERTON,  CA  94027-5941

     CALIFORNIA  NATIONAL  MUNICIPAL  INTERMEDIATE  FUND

     JOHN  A  SWANSON                                11.23%
     113  WATERS  EDGE  LANE
     MONETA,  VA  24121-2938

     ROBERT  P.  TAISHOFF  TTEE                       8.98%
     U/A  06/02/98
     LAWRENCE  B  TAISHOFF  FLINT  TRUST
     1321  WASHINGTON  DR.
     ANNAPOLIS,  MD  21403-4730

     CALVERT  MARYLAND  MUNICIPAL  INTERMEDIATE  FUND

     CHARLES  SCHWAB  &  CO.  INC.                    6.24%
     REINVEST  ACCOUNT
     ATTN:  MUTUAL  FUND  DEPT
     101  MONTGOMERY  ST.
     SAN  FRANCISCO  ,  CA  94104-4122

     CALVERT  VIRGINIA  MUNICIPAL  INTERMEDIATE  FUND

     CHARLES  SCHWAB  &  CO.  INC.                   31.24%
     REINVEST  ACCOUNT
     ATTN:  MUTUAL  FUND  DEPARTMENT
     101  MONTGOMERY  ST.
     SAN  FRANCISCO,  CA  94104-4122

     CALVERT  TAX-FREE  RESERVES  LONG-TERM  PORTFOLIO

     JOHN  A  SWANSON                                 8.70%
     113  WATERS  EDGE  LANE
     MONETA,  VA  24121-2938

     HAROLD  LUSTIG                                   7.22%
     OR  LAURA  LUSTIG  JTWROS
     47  DAVIS  HILL  RD
     WESTON,  CT  06883-1960

     CALVERT  TAX-FREE  RESERVES  VERMONT  MUNICIPAL  PORTFOLIO

     MERFARM  AND  CO.                                8.65%
     C/O  TRUST  OPS
     164  COLLEGE  ST.
     BURLINGTON,  VT  05401-8417

                                    APPENDIX
                                    --------

MUNICIPAL  OBLIGATIONS
     MUNICIPAL OBLIGATIONS ARE DEBT OBLIGATIONS ISSUED BY STATES, CITIES, MUNICIPALITIES, AND THEIR AGENCIES TO OBTAIN FUNDS FOR VARIOUS PUBLIC PURPOSES. SUCH PURPOSES INCLUDE THE CONSTRUCTION OF A WIDE RANGE OF PUBLIC FACILITIES, THE REFUNDING OF OUTSTANDING OBLIGATIONS, THE OBTAINING OF FUNDS FOR GENERAL OPERATING EXPENSES, AND THE LENDING OF FUNDS TO OTHER PUBLIC INSTITUTIONS AND FACILITIES. IN ADDITION, CERTAIN TYPES OF PRIVATE ACTIVITY BONDS ARE ISSUED BY OR ON BEHALF OF PUBLIC AUTHORITIES TO OBTAIN FUNDS FOR MANY TYPES OF LOCAL, PRIVATELY OPERATED FACILITIES. SUCH DEBT INSTRUMENTS ARE CONSIDERED MUNICIPAL OBLIGATIONS IF THE INTEREST PAID ON THEM IS EXEMPT FROM FEDERAL INCOME TAX IN THE OPINION OF BOND COUNSEL TO THE ISSUER. ALTHOUGH THE INTEREST PAID ON THE PROCEEDS FROM PRIVATE ACTIVITY BONDS USED FOR THE CONSTRUCTION, EQUIPMENT, REPAIR OR IMPROVEMENT OF PRIVATELY OPERATED INDUSTRIAL OR COMMERCIAL FACILITIES MAY BE EXEMPT FROM FEDERAL INCOME TAX, CURRENT FEDERAL TAX LAW PLACES SUBSTANTIAL LIMITATIONS ON THE SIZE OF SUCH ISSUES.
     MUNICIPAL OBLIGATIONS ARE GENERALLY CLASSIFIED AS EITHER "GENERAL OBLIGATION" OR "REVENUE" BONDS. GENERAL OBLIGATION BONDS ARE SECURED BY THE ISSUER'S PLEDGE OF ITS FAITH, CREDIT AND TAXING POWER FOR THE PAYMENT OF PRINCIPAL AND INTEREST. REVENUE BONDS ARE PAYABLE FROM THE REVENUES DERIVED FROM A PARTICULAR FACILITY OR CLASS OF FACILITIES OR, IN SOME CASES, FROM THE PROCEEDS OF A SPECIAL EXCISE TAX OR OTHER SPECIFIC REVENUE SOURCE BUT NOT FROM THE GENERAL TAXING POWER. TAX-EXEMPT PRIVATE ACTIVITY BONDS ARE IN MOST CASES REVENUE BONDS AND DO NOT GENERALLY CARRY THE PLEDGE OF THE CREDIT OF THE ISSUING MUNICIPALITY. THERE ARE, OF COURSE, VARIATIONS IN THE SECURITY OF MUNICIPAL OBLIGATIONS BOTH WITHIN A PARTICULAR CLASSIFICATION AND AMONG CLASSIFICATIONS.
     MUNICIPAL OBLIGATIONS ARE GENERALLY TRADED ON THE BASIS OF A QUOTED YIELD TO MATURITY, AND THE PRICE OF THE SECURITY IS ADJUSTED SO THAT RELATIVE TO THE STATED RATE OF INTEREST IT WILL RETURN THE QUOTED RATE TO THE PURCHASER.
     SHORT-TERM AND LIMITED-TERM MUNICIPAL OBLIGATIONS INCLUDE TAX ANTICIPATION NOTES, REVENUE ANTICIPATION NOTES BOND ANTICIPATION NOTES, CONSTRUCTION LOAN NOTES, AND DISCOUNT NOTES. THE MATURITIES OF THESE INSTRUMENTS AT THE TIME OF ISSUE GENERALLY WILL RANGE BETWEEN THREE MONTHS AND ONE YEAR. PRE-REFUNDED BONDS WITH LONGER NOMINAL MATURITIES THAT ARE DUE TO BE RETIRED WITH THE PROCEEDS OF AN ESCROWED SUBSEQUENT ISSUE AT A DATE WITHIN ONE YEAR AND THREE YEARS OF THE TIME OF ACQUISITION ARE ALSO CONSIDERED SHORT-TERM AND LIMITED-TERM MUNICIPAL OBLIGATIONS.

MUNICIPAL  BOND  AND  NOTE  RATINGS
DESCRIPTION  OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF STATE AND MUNICIPAL
NOTES:
     MOODY'S RATINGS FOR STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATIONS ARE DESIGNATED MOODY'S INVESTMENT GRADE ("MIG"). THIS DISTINCTION IS IN RECOGNITION OF THE DIFFERENCES BETWEEN SHORT-TERM CREDIT RISK AND LONG-TERM RISK.
     MIG 1: NOTES BEARING THIS DESIGNATION ARE OF THE BEST QUALITY, ENJOYING STRONG PROTECTION FROM ESTABLISHED CASH FLOWS OF FUNDS FOR THEIR SERVICING OR FROM ESTABLISHED AND BROAD-BASED ACCESS TO THE MARKET FOR REFINANCING, OR BOTH.
     MIG2:  NOTES  BEARING THIS DESIGNATION ARE OF HIGH QUALITY, WITH MARGINS OF
PROTECTION  AMPLE  ALTHOUGH  NOT  SO  LARGE  AS  IN  THE  PRECEDING  GROUP.
     MIG3: NOTES BEARING THIS DESIGNATION ARE OF FAVORABLE QUALITY, WITH ALL SECURITY ELEMENTS ACCOUNTED FOR BUT LACKING THE UNDENIABLE STRENGTH OF THE PRECEDING GRADES. MARKET ACCESS FOR REFINANCING, IN PARTICULAR, IS LIKELY TO BE LESS WELL ESTABLISHED.
     MIG4: NOTES BEARING THIS DESIGNATION ARE OF ADEQUATE QUALITY, CARRYING SPECIFIC RISK BUT HAVING PROTECTION COMMONLY REGARDED AS REQUIRED OF AN INVESTMENT SECURITY AND NOT DISTINCTLY OR PREDOMINANTLY SPECULATIVE.

DESCRIPTION OF MOODY'S INVESTORS SERVICE INC.'S/STANDARD & POOR'S MUNICIPAL BOND
RATINGS:
     AAA/AAA: BEST QUALITY. THESE BONDS CARRY THE SMALLEST DEGREE OF INVESTMENT RISK AND ARE GENERALLY REFERRED TO AS "GILT EDGE." INTEREST PAYMENTS ARE PROTECTED BY A LARGE OR BY AN EXCEPTIONALLY STABLE MARGIN AND PRINCIPAL IS SECURE. THIS RATING INDICATES AN EXTREMELY STRONG CAPACITY TO PAY PRINCIPAL AND INTEREST.
     AA/AA: BONDS RATED AA ALSO QUALIFY AS HIGH-QUALITY DEBT OBLIGATIONS. CAPACITY TO PAY PRINCIPAL AND INTEREST IS VERY STRONG, AND IN THE MAJORITY OF INSTANCES THEY DIFFER FROM AAA ISSUES ONLY IN SMALL DEGREE. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN AAA SECURITIES, FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE, OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE LONG-TERM RISKS APPEAR SOMEWHAT LARGER THAN IN AAA SECURITIES.
     A/A: UPPER-MEDIUM GRADE OBLIGATIONS. FACTORS GIVING SECURITY TO PRINCIPAL AND INTEREST ARE CONSIDERED ADEQUATE, BUT ELEMENTS MAY BE PRESENT WHICH MAKE THE BOND SOMEWHAT MORE SUSCEPTIBLE TO THE ADVERSE EFFECTS OF CIRCUMSTANCES AND ECONOMIC CONDITIONS.
     BAA/BBB: MEDIUM GRADE OBLIGATIONS; ADEQUATE CAPACITY TO PAY PRINCIPAL AND INTEREST. WHEREAS THEY NORMALLY EXHIBIT ADEQUATE PROTECTION PARAMETERS, ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES ARE MORE LIKELY TO LEAD TO A WEAKENED CAPACITY TO PAY PRINCIPAL AND INTEREST FOR BONDS IN THIS CATEGORY THAN FOR BONDS IN THE A CATEGORY.
     BA/BB, B/B, CAA/CCC, CA/CC: DEBT RATED IN THESE CATEGORIES IS REGARDED AS PREDOMINANTLY SPECULATIVE WITH RESPECT TO CAPACITY TO PAY INTEREST AND REPAY
PRINCIPAL. THERE MAY BE SOME LARGE UNCERTAINTIES AND MAJOR RISK EXPOSURE TO ADVERSE CONDITIONS. THE HIGHER THE DEGREE OF SPECULATION, THE LOWER THE RATING.
     C/C:  THIS  RATING  IS  ONLY  FOR  NO-INTEREST  INCOME  BONDS.
     D:  DEBT  IN  DEFAULT;  PAYMENT OF INTEREST AND/OR PRINCIPAL IS IN ARREARS.

                                LETTER OF INTENT

__________________
DATE

CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE,  SUITE  1000N
BETHESDA,  MD  20814

LADIES  AND  GENTLEMEN:

     BY SIGNING THIS LETTER OF INTENT, OR AFFIRMATIVELY MARKING THE LETTER OF INTENT OPTION ON MY FUND ACCOUNT APPLICATION FORM, I AGREE TO BE BOUND BY THE TERMS AND CONDITIONS APPLICABLE TO LETTERS OF INTENT APPEARING IN THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND AND THE PROVISIONS DESCRIBED BELOW AS THEY MAY BE AMENDED FROM TIME TO TIME BY THE FUND. SUCH AMENDMENTS WILL APPLY AUTOMATICALLY TO EXISTING LETTERS OF INTENT.

     I INTEND TO INVEST IN THE SHARES OF:_______________ FUND OR PORTFOLIO NAME) DURING THE THIRTEEN (13) MONTH PERIOD FROM THE DATE OF MY FIRST PURCHASE PURSUANT TO THIS LETTER (WHICH CANNOT BE MORE THAN NINETY (90) DAYS PRIOR TO THE DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), AN AGGREGATE AMOUNT (EXCLUDING ANY REINVESTMENTS OF DISTRIBUTIONS) OF AT LEAST FIFTY THOUSAND DOLLARS ($50,000) WHICH, TOGETHER WITH MY CURRENT HOLDINGS OF THE FUND (AT PUBLIC OFFERING PRICE ON DATE OF THIS LETTER OR MY FUND ACCOUNT APPLICATION FORM, WHICHEVER IS APPLICABLE), WILL EQUAL OR EXCEED THE AMOUNT CHECKED BELOW:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     SUBJECT TO THE CONDITIONS SPECIFIED BELOW, INCLUDING THE TERMS OF ESCROW, TO WHICH I HEREBY AGREE, EACH PURCHASE OCCURRING AFTER THE DATE OF THIS LETTER WILL BE MADE AT THE PUBLIC OFFERING PRICE APPLICABLE TO A SINGLE TRANSACTION OF THE DOLLAR AMOUNT SPECIFIED ABOVE, AS DESCRIBED IN THE FUND'S PROSPECTUS. "FUND" IN THIS LETTER OF INTENT SHALL REFER TO THE FUND OR PORTFOLIO, AS THE CASE MAY BE. NO PORTION OF THE SALES CHARGE IMPOSED ON PURCHASES MADE PRIOR TO THE DATE OF THIS LETTER WILL BE REFUNDED.

     I AM MAKING NO COMMITMENT TO PURCHASE SHARES, BUT IF MY PURCHASES WITHIN THIRTEEN MONTHS FROM THE DATE OF MY FIRST PURCHASE DO NOT AGGREGATE THE MINIMUM AMOUNT SPECIFIED ABOVE, I WILL PAY THE INCREASED AMOUNT OF SALES CHARGES PRESCRIBED IN THE TERMS OF ESCROW DESCRIBED BELOW. I UNDERSTAND THAT 4.75% OF THE MINIMUM DOLLAR AMOUNT SPECIFIED ABOVE WILL BE HELD IN ESCROW IN THE FORM OF SHARES (COMPUTED TO THE NEAREST FULL SHARE). THESE SHARES WILL BE HELD SUBJECT TO THE TERMS OF ESCROW DESCRIBED BELOW.
     FROM THE INITIAL PURCHASE (OR SUBSEQUENT PURCHASES IF NECESSARY), 4.75% OF THE DOLLAR AMOUNT SPECIFIED IN THIS LETTER SHALL BE HELD IN ESCROW IN SHARES OF THE FUND BY THE FUND'S TRANSFER AGENT. FOR EXAMPLE, IF THE MINIMUM AMOUNT SPECIFIED UNDER THE LETTER IS $50,000, THE ESCROW SHALL BE SHARES VALUED IN THE AMOUNT OF $2,375 (COMPUTED AT THE PUBLIC OFFERING PRICE ADJUSTED FOR A $50,000 PURCHASE). ALL DIVIDENDS AND ANY CAPITAL GAINS DISTRIBUTION ON THE ESCROWED SHARES WILL BE CREDITED TO MY ACCOUNT.

     IF THE TOTAL MINIMUM INVESTMENT SPECIFIED UNDER THE LETTER IS COMPLETED WITHIN A THIRTEEN MONTH PERIOD, ESCROWED SHARES WILL BE PROMPTLY RELEASED TO ME. HOWEVER, SHARES DISPOSED OF PRIOR TO COMPLETION OF THE PURCHASE REQUIREMENT UNDER THE LETTER WILL BE DEDUCTED FROM THE AMOUNT REQUIRED TO COMPLETE THE INVESTMENT COMMITMENT.

     UPON EXPIRATION OF THIS LETTER, THE TOTAL PURCHASES PURSUANT TO THE LETTER ARE LESS THAN THE AMOUNT SPECIFIED IN THE LETTER AS THE INTENDED AGGREGATE PURCHASES, CALVERT DISTRIBUTORS, INC. ("CDI") WILL BILL ME FOR AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE LOWER LOAD I PAID AND THE DOLLAR AMOUNT OF SALES CHARGES WHICH I WOULD HAVE PAID IF THE TOTAL AMOUNT PURCHASED HAD BEEN MADE AT A SINGLE TIME. IF NOT PAID BY THE INVESTOR WITHIN 20 DAYS, CDI WILL DEBIT THE DIFFERENCE FROM MY ACCOUNT. FULL SHARES, IF ANY, REMAINING IN ESCROW AFTER THE AFOREMENTIONED ADJUSTMENT WILL BE RELEASED AND, UPON REQUEST, REMITTED TO ME.
     I IRREVOCABLY CONSTITUTE AND APPOINT CDI AS MY ATTORNEY-IN-FACT, WITH FULL POWER OF SUBSTITUTION, TO SURRENDER FOR REDEMPTION ANY OR ALL ESCROWED SHARES ON THE BOOKS OF THE FUND. THIS POWER OF ATTORNEY IS COUPLED WITH AN INTEREST.

     THE COMMISSION ALLOWED BY CDI TO THE BROKER-DEALER NAMED HEREIN SHALL BE AT THE RATE APPLICABLE TO THE MINIMUM AMOUNT OF MY SPECIFIED INTENDED PURCHASES.

     THE LETTER MAY BE REVISED UPWARD BY ME AT ANY TIME DURING THE THIRTEEN-MONTH PERIOD, AND SUCH A REVISION WILL BE TREATED AS A NEW LETTER, EXCEPT THAT THE THIRTEEN-MONTH PERIOD DURING WHICH THE PURCHASE MUST BE MADE WILL REMAIN UNCHANGED AND THERE WILL BE NO RETROACTIVE REDUCTION OF THE SALES CHARGES PAID ON PRIOR PURCHASES.

     IN DETERMINING THE TOTAL AMOUNT OF PURCHASES MADE HEREUNDER, SHARES DISPOSED OF PRIOR TO TERMINATION OF THIS LETTER WILL BE DEDUCTED. MY BROKER-DEALER SHALL REFER TO THIS LETTER OF INTENT IN PLACING ANY FUTURE PURCHASE ORDERS FOR ME WHILE THIS LETTER IS IN EFFECT.

_____________________________
DEALER

_____________________________
NAME  OF  INVESTOR(S)

BY
     AUTHORIZED  SIGNER

____________________________
ADDRESS

____________________________
SIGNATURE  OF  INVESTOR(S)

____________________________
DATE

____________________________
SIGNATURE  OF  INVESTOR(S)

____________________________
DATE




PART  C.  OTHER  INFORMATION


ITEM  23.  EXHIBITS:

99B.1 DECLARATION OF TRUST (INCORPORATED BY REFERENCE TO REGISTRANT'S INITIAL REGISTRATION STATEMENT, OCTOBER 20, 1980),
         FILED  HEREWITH.

99B.2 BY-LAWS (INCORPORATED BY REFERENCE TO REGISTRANT'S INITIAL REGISTRATION STATEMENT, OCTOBER 20, 1980) FILED HEREWITH.

99.B5. INVESTMENT ADVISORY AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 48, DATED APRIL 27, 1999, ACCESSION NUMBER 0000319676-99-000011.

99.B6 UNDERWRITING AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED
         APRIL  30,  1998,  ACCESSION  NUMBER  0000882671-98-000012.

99.B7 DEFERRED COMPENSATION AGREEMENT INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 30,
         JANUARY  31,  1992,  FILED  HEREWITH.

99.B8.   CUSTODIAL  CONTRACT  FILED  HEREWITH.

99.B9  A  TRANSFER  AGENCY  CONTRACT  AND  SHAREHOLDER  SERVICING  CONTRACT,
         INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 45, APRIL 30, 1998, ACCESSION
         NUMBER  0000319676-98-000007.

99.B9  B.  ADMINISTRATIVE  SERVICES  AGREEMENT,  AMENDMENT  TO  AGREEMENT,
         AND  SCHEDULE  A  FILED  HEREWITH.

99.B10   OPINION  AND  CONSENT  OF  COUNSEL  FILED  HEREWITH.

99.B11   CONSENT  OF  INDEPENDENT  ACCOUNTANTS  TO USE OF REPORT FILED HEREWITH.

99.B15   PLAN  OF  DISTRIBUTION  FILED  HEREWITH.

99.B15A  PLAN  OF  DISTRIBUTION  FOR  CLASS  T,  FILED  HEREWITH.

99.B17.A  MULTIPLE-CLASS  PLAN  PURSUANT  TO INVESTMENT COMPANY ACT OF 1940 RULE
         18F-3,  AS  AMENDED,  FILED  HEREWITH.

99.B17.B  POWER  OF  ATTORNEY  FORMS  SIGNED  BY  EACH DIRECTOR, INCORPORATED BY
         REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 48, DATED APRIL 27, 1999, ACCESSION NUMBER 0000319676-99-000011.

99.B18   CODE  OF  ETHICS  FILED  HEREWITH.


ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

NOT  APPLICABLE.


ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.


ITEM  25.  INDEMNIFICATION

         REGISTRANT'S DECLARATION OF TRUST, WHICH DECLARATION IS EXHIBIT 1 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS, TRUSTEES, EMPLOYEES, AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF
ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF TRUSTEES WHO ARE
NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT'S DECLARATION OF TRUST ALSO PROVIDES THAT REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS
REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY

BARBARA  J.  KRUMSIEK        CALVERT  VARIABLE  SERIES,  INC.          OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.            AND
                           CALVERT  WORLD  VALUES  FUND,  INC.        DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.      SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER      FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT            FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME                  AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.           OFFICER
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.               OFFICER
                           SECURITIES  FIRM                         AND
                           POST  OFFICE  BOX  93                     DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                   OFFICER
                           HOLDING  COMPANY                         AND
                           43A  SOUTH  FINLEY  AVENUE                DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------


CHARLES  T.  NASON           AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE             AND  DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK            DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND         TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

ROBERT-JOHN  H.             AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                           ACACIA  LIFE  INSURANCE

                           ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY                       AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                  OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK            OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT,  CO.,  INC.    DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF       ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER        CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE                CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.               COUNSEL
                           BROKER-DEALER  AND                      AND
                           INVESTMENT  ADVISOR                     COMPLIANCE
                           7315  WISCONSIN  AVENUE                  MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS               CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH                CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND         CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT        OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., AND CALVERT VARIABLE SERIES, INC. (FORMERLY NAMED ACACIA CAPITAL CORPORATION).

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL         POSITION(S)  WITH               POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                    REGISTRANT

BARBARA  J. KRUMSIEK        DIRECTOR AND PRESIDENT         PRESIDENT AND TRUSTEE

RONALD  M.  WOLFSHEIMER      DIRECTOR,  SENIOR  VICE          TREASURER
                           PRESIDENT  AND  CHIEF  FINANCIAL  OFFICER

WILLIAM  M.  TARTIKOFF       DIRECTOR,  SENIOR  VICE          VICE PRESIDENT AND
                           PRESIDENT  AND  SECRETARY        SECRETARY

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT            NONE

KAREN  BECKER               VICE  PRESIDENT,  OPERATIONS       NONE

MATTHEW  GELFAND           VICE  PRESIDENT                    NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT          NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT          NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT          NONE

ANTHONY  EAMES           REGIONAL  VICE  PRESIDENT             NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT          NONE

TANYA  WILLIAMS            REGIONAL  VICE  PRESIDENT           NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT          NONE

TOM  STANTON                REGIONAL  VICE  PRESIDENT          NONE

CHRISTINE  TESKE            REGIONAL  VICE  PRESIDENT          NONE

JENNIFER  STREAKS           ASSISTANT  SECRETARY              NONE

SUSAN  WALKER  BENDER        ASSISTANT  SECRETARY            ASSISTANT SECRETARY

IVY  WAFFORD  DUKE           ASSISTANT  SECRETARY            ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY              NONE
                           AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         NOT  APPLICABLE

         SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNDER RULE 485(B) UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 27TH DAY OF APRIL, 2000.

         CALVERT  TAX-FREE  RESERVES

         BY:
         _________________**_________________
         BARBARA  J.  KRUMSIEK
         PRESIDENT  AND  TRUSTEE

         SIGNATURES

PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

SIGNATURE                           TITLE                     DATE


__________**____________            PRESIDENT  AND             4/27/00
BARBARA  J.  KRUMSIEK                 TRUSTEE  (PRINCIPAL  EXECUTIVE  OFFICER)


__________**____________            PRINCIPAL  ACCOUNTING      4/27/00
RONALD  M.  WOLFSHEIMER               OFFICER


__________**____________            TRUSTEE                   4/27/00
RICHARD  L.  BAIRD,  JR.


__________**____________            TRUSTEE                   4/27/00
FRANK  H.  BLATZ,  JR.,  ESQ.


__________**____________            TRUSTEE                   4/27/00
FREDERICK  T.  BORTS,  M.D.


__________**____________            TRUSTEE                   4/27/00
CHARLES  E.  DIEHL


__________**____________            TRUSTEE                   4/27/00
DOUGLAS  E.  FELDMAN


__________**____________            TRUSTEE                   4/27/00
PETER  W.  GAVIAN


__________**____________            TRUSTEE                   4/27/00
JOHN  G.  GUFFEY,  JR.


__________**____________            TRUSTEE                   4/27/00
M.  CHARITO  KRUVANT


__________**____________            TRUSTEE                   4/27/00
ARTHUR  J.  PUGH


__________**____________            TRUSTEE                   4/27/00
DAVID  R.  ROCHAT


__________**____________            TRUSTEE                   4/27/00
D.  WAYNE  SILBY


**BY SUSAN WALKER BENDER AS ATTORNEY-IN-FACT, PURSUANT TO POWER OF ATTORNEY FORMS ON FILE.